     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767
______________________________________________

UBS Money Series
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Item 1. Reports to Stockholders.

UBS Liquid Assets Fund
Semiannual Report
October 31, 2009

UBS Liquid Assets Fund

December 15, 2009

Dear shareholder,
We present you with the semiannual report for UBS Liquid Assets Fund (the “Fund”) for the six months ended October 31, 2009.

Performance
During the reporting period, the Federal Reserve Board continued to keep the federal funds rate at an extremely low level given its continued concerns regarding the US economy. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) As a result, yields of the securities in which the Fund invests remained low, which contributed to the Fund’s modest yields.

The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of October 31, 2009 was 0.20%, compared to 0.44% on April 30, 2009. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)

UBS Liquid Assets Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Economic growth in the US showed some improvement during the reporting period. Following a steep decline of 6.4% during the first quarter of 2009—prior to the beginning of the reporting period—GDP fell at a more modest pace in the ensuing months, turning in a decline of 0.7% for the second quarter of 2009. This relatively better reading was largely the result of smaller declines in exports and business spending. The estimate for third quarter 2009 GDP, however, showed an increase of 2.8%—a turnaround due, in large part, to the government’s $787 billion stimulus program.

Q.	How did the Federal Reserve Board (the “Fed”) react to this economic environment?
A.	Throughout the reporting period, the Fed maintained its highly accommodative monetary policy as it sought to further stabilize the financial markets and stimulate economic growth. For example, the

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UBS Liquid Assets Fund

Fed continued to directly purchase US Treasuries and agency mortgage-backed securities in an attempt to keep interest rates low and to resuscitate the long-ailing housing market.

The Fed kept the fed funds rate within a range of 0.00% to 0.25%—a historic low. The Fed maintained this rate throughout the entire reporting period, indicating at its November 2009 meeting that it expects to continue to do so in anticipation of economic conditions that are “likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	How did you position the Fund given the difficult economic and market environment?
A.	Given the issues impacting the credit markets, we sought to maintain a high degree of liquidity in the Fund in order to minimize pricing volatility and to meet redemption requests. At the start of the reporting period, we did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months. As the reporting period continued and the credit markets stabilized, however, we increased the Fund’s weighted average maturity significantly, bringing it to 53 days at the end of the reporting period.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the security level, we maintained a greater than usual level of diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one nongovernment issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.	We increased the Fund’s exposure to asset-backed commercial paper over the six-month period. In addition, we decreased the Fund’s exposure to US government and agency obligations, repurchase agreements, bank notes and short-term corporate obligations, while increasing its exposure to certificates of deposit. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended

2

UBS Liquid Assets Fund

effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low for a prolonged period of time. While there has been increased appetite for non-Treasury securities, and their spreads have narrowed considerably, we are mindful of the tenuous nature of this economic recovery. (Spread is the difference between the yields paid on US Treasury bonds and other securities.) In addition, while uncertainty in the markets has diminished, it has not yet been banished entirely and has not returned to pre-crisis levels.

The US unemployment rate took a larger-than-expected leap from 9.8% in September 2009 to 10.2% in October, its highest level in over 26 years. While the US economy continues to feel the pain of the recession, a few indicators, including the housing market, as well as manufacturing and consumer confidence, have begun to show some signs of improvement, and the unemployment rate decreased slightly in November.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Liquid Assets Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.
Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2009. The views and opinions in the letter were current as of December 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Liquid Assets Fund

A note about the Temporary Guarantee Program for Money Market Funds
Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund participated in the Program from the Program’s inception in the fall of 2008 until it expired on September 18, 2009. Under the Program, the US Treasury guaranteed the share price of any publicly offered eligible money market mutual fund that applied and was accepted into it. Shareholders in money market funds enrolled in the Program were covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. The Fund did not encounter circumstances triggering a need to invoke the guarantee provided by the Program. The Fund has maintained its net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and has continued to seek its stated goal of providing as high a level of current interest income as is consistent with maintaining liquidity and principal stability. We were pleased to have the Fund participate in the Program to provide an added level of protection for covered shareholders, until it expired. We want to reassure shareholders of the following:

•	The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Fund in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

When the Program was introduced, it had an initial termination date of December 18, 2008. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, finally, through September 18, 2009. The Fund paid additional fees calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost was absorbed by the Fund as a fund expense, to the extent not offset by UBS Global Asset Management (Americas) Inc.’s fee waivers/voluntary expense reimbursements.

*	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

5

UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	May 1, 2009	October 31, 2009(2)	05/01/09 - 10/31/09

Actual	$1,000.00	$1,001.50	$0.35

Hypothetical (5% annual return before expenses)	1,000.00	1,024.85	0.36

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

(2)	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.20%	0.44%	2.39%

Seven-day effective yield(1)	0.20	0.44	2.42

Weighted average maturity(2)	53 days	35 days	52 days

Net assets (mm)	$2,591.3	$2,888.9	$2,327.6

Portfolio composition(3)	10/31/09	04/30/09	10/31/08

Commercial paper	52.0%	43.6%	37.9%

US government and agency obligations	26.9	27.6	28.5

Certificates of deposit	11.9	10.1	10.6

Repurchase agreements	7.7	12.0	12.9

Bank notes	1.9	3.6	3.9

Short-term corporate obligations	0.7	3.0	6.1

Liabilities in excess of other assets	(1.1)	0.1	0.1

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

8

UBS Liquid Assets Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—26.87%

Federal Farm Credit Bank
0.500%, due 08/09/10(1)	$25,000,000	$24,902,431

Federal Home Loan Bank
0.204%, due 11/09/09(2)	30,000,000	30,001,802

0.425%, due 11/13/09(2)	20,000,000	20,000,000

0.320%, due 12/21/09(1)	10,000,000	9,995,556

0.120%, due 12/28/09(1)	18,000,000	17,996,580

0.125%, due 01/06/10(1)	20,000,000	19,995,417

0.420%, due 03/01/10(1)	30,000,000	29,958,000

0.520%, due 06/01/10	25,000,000	24,994,669

2.750%, due 06/18/10	25,000,000	25,391,369

0.500%, due 10/15/10	11,850,000	11,849,276

Federal Home Loan Mortgage Corp.*
0.560%, due 11/02/09(2)	35,000,000	35,000,000

4.125%, due 11/30/09	5,000,000	5,007,250

0.130%, due 01/21/10(1)	32,500,000	32,490,494

0.350%, due 02/16/10(1)	25,000,000	24,973,993

0.250%, due 03/01/10(1)	15,000,000	14,987,500

0.325%, due 03/31/10(1)	40,000,000	39,945,833

0.210%, due 04/19/10(1)	25,000,000	24,975,354

0.520%, due 07/16/10(1)	25,000,000	24,907,194

Federal National Mortgage Association*
0.100%, due 11/12/09(1)	66,000,000	65,997,983

0.250%, due 11/16/09(1)	25,000,000	24,997,396

0.530%, due 12/21/09(1)	25,000,000	24,981,597

0.174%, due 01/13/10(2)	20,000,000	20,000,000

2.875%, due 10/12/10	7,500,000	7,667,427

US Treasury Bills
0.235%, due 11/19/09(1)	52,000,000	51,993,890

0.495%, due 07/29/10(1)	17,000,000	16,936,888

0.498%, due 07/29/10(1)	8,500,000	8,468,284

US Treasury Notes
2.125%, due 01/31/10	35,000,000	35,170,349

2.000%, due 02/28/10	22,500,000	22,629,821

Total US government and agency obligations (cost—$696,216,353)		696,216,353

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Bank notes—1.93%

Banking-US—1.93%
Bank of America N.A.
0.270%, due 12/21/09	$30,000,000	$30,000,000

0.250%, due 01/04/10	20,000,000	20,000,000

Total bank notes (cost—$50,000,000)		50,000,000

Certificates of deposit—11.94%

Banking-non-US—11.94%
Banco Bilbao Vizcaya Argentaria SA
0.305%, due 11/13/09	25,000,000	25,000,042

Bank of Montreal
0.230%, due 11/16/09	5,000,000	5,000,000

0.250%, due 12/14/09	25,000,000	25,000,000

Bank of Nova Scotia
0.320%, due 03/08/10	7,000,000	7,000,246

1.100%, due 05/11/10	7,000,000	7,000,000

Barclays Bank PLC
0.320%, due 11/06/09	25,000,000	25,000,000

BNP Paribas
0.500%, due 11/25/09	14,000,000	14,000,000

0.320%, due 01/06/10	12,000,000	12,000,000

Calyon N.A., Inc.
0.330%, due 11/02/09	15,000,000	15,000,000

0.530%, due 12/18/09	10,000,000	10,000,000

Deutsche Bank AG
0.300%, due 11/13/09	25,000,000	25,000,000

Fortis Bank NV-SA
0.230%, due 11/05/09	25,000,000	25,000,000

Lloyds TSB Bank PLC
0.340%, due 11/25/09	25,000,000	25,000,000

National Bank of Canada
0.300%, due 11/24/09	25,000,000	25,000,000

Natixis
0.270%, due 01/11/10	25,000,000	25,000,000

Rabobank Nederland NV
0.520%, due 12/07/09	10,000,000	10,000,000

Societe Generale
0.500%, due 02/01/10	10,000,000	10,000,000

Toronto-Dominion Bank
0.520%, due 01/25/10	6,000,000	6,000,988

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Westpac Banking Corp.
0.190%, due 11/02/09(2)	$7,000,000	$7,000,000

0.200%, due 11/02/09(2)	6,500,000	6,500,000

Total certificates of deposit (cost—$309,501,276)		309,501,276

Commercial paper(1)—51.98%

Asset backed-banking—2.32%
Atlantis One Funding
0.250%, due 12/02/09	30,000,000	29,993,542

0.250%, due 12/08/09	30,000,000	29,992,292

		59,985,834

Asset backed-miscellaneous—15.56%
Bryant Park Funding LLC
0.190%, due 11/16/09	20,000,000	19,998,417

Chariot Funding LLC
0.190%, due 11/19/09	30,000,000	29,997,150

Enterprise Funding Co. LLC
0.240%, due 01/21/10	25,000,000	24,986,500

Jupiter Securitization Co. LLC
0.180%, due 11/23/09	55,000,000	54,993,950

Kitty Hawk Funding Corp.
0.150%, due 11/02/09	40,000,000	39,999,833

Liberty Street Funding LLC
0.190%, due 11/02/09	30,000,000	29,999,842

0.180%, due 11/30/09	15,000,000	14,997,825

Market Street Funding LLC
0.280%, due 11/05/09	8,000,000	7,999,751

0.280%, due 11/16/09	12,000,000	11,998,600

Old Line Funding Corp.
0.210%, due 11/16/09	40,000,000	39,996,500

Park Avenue Receivables Corp.
0.180%, due 11/24/09	25,000,000	24,997,125

Ranger Funding Co. LLC
0.300%, due 11/06/09	30,000,000	29,998,750

Regency Markets No.1 LLC
0.210%, due 11/10/09	18,356,000	18,355,036

Sheffield Receivables Corp.
0.210%, due 12/04/09	15,000,000	14,997,113

11

UBS Liquid Assets Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Thames Asset Global Securitization No.1
0.190%, due 11/09/09	$25,000,000	$24,998,945

Variable Funding Capital Corp.
0.200%, due 12/21/09	15,000,000	14,995,833

		403,311,170

Asset backed-securities—4.24%
Clipper Receivables Co. LLC
0.240%, due 11/13/09	30,000,000	29,997,600

0.230%, due 11/16/09	20,000,000	19,998,083

0.300%, due 11/20/09	30,000,000	29,995,250

Grampian Funding LLC
0.350%, due 02/01/10	30,000,000	29,973,750

		109,964,683

Banking-non-US—9.28%
Bank of Nova Scotia
0.430%, due 11/17/09	7,000,000	6,998,662

Dnb NOR ASA
0.250%, due 11/30/09	25,000,000	24,994,965

Eksportfinans
0.160%, due 11/23/09	22,000,000	21,997,849

0.180%, due 11/24/09	29,000,000	28,996,665

0.170%, due 11/27/09	17,000,000	16,997,913

Groupe BPCE
0.340%, due 11/30/09	25,400,000	25,393,043

0.250%, due 12/16/09	25,000,000	24,992,188

KFW
0.200%, due 01/08/10	20,000,000	19,992,444

0.200%, due 01/25/10	20,000,000	19,990,556

Royal Bank of Scotland PLC
0.100%, due 11/02/09	50,000,000	49,999,861

		240,354,146

Banking-US—15.43%
Barclays US Funding Corp.
0.230%, due 01/29/10	25,000,000	24,985,785

Calyon N.A., Inc.
0.220%, due 12/24/09	30,000,000	29,990,283

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking US—(concluded)
0.540%, due 01/19/10	$10,000,000	$9,988,150

0.280%, due 02/19/10	10,000,000	9,991,444

Danske Corp.
0.245%, due 12/08/09	50,000,000	49,987,410

0.230%, due 01/04/10	15,000,000	14,993,867

Dexia Delaware LLC
0.250%, due 11/13/09	50,000,000	49,995,833

ING (US) Funding LLC
0.310%, due 01/28/10	20,000,000	19,984,844

JPMorgan Chase Funding, Inc.
0.200%, due 01/04/10	20,000,000	19,992,889

Nordea N.A., Inc.
0.210%, due 01/19/10	25,000,000	24,988,479

San Paolo IMI US Financial Co.
0.240%, due 11/23/09	50,000,000	49,992,667

0.200%, due 01/14/10	30,000,000	29,987,667

Societe Generale N.A., Inc.
0.130%, due 11/02/09	40,000,000	39,999,856

0.195%, due 11/10/09	25,000,000	24,998,781

		399,877,955

Finance-noncaptive diversified—2.06%
General Electric Capital Corp.
0.200%, due 01/05/10	13,500,000	13,495,125

0.200%, due 01/11/10	40,000,000	39,984,222

		53,479,347

Food/beverage—1.93%
Nestle Capital Corp.
0.180%, due 11/10/09	45,000,000	44,997,975

0.650%, due 02/16/10	5,000,000	4,990,340

		49,988,315

Pharmaceuticals—0.39%
Pfizer, Inc.
0.320%, due 11/03/09	10,000,000	9,999,822

Retail-discount—0.77%
Wal-Mart Stores, Inc.
0.110%, due 11/09/09	20,000,000	19,999,511

Total commercial paper (cost—$1,346,960,783)		1,346,960,783

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—0.66%

Banking-non-US—0.23%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(3)	$6,000,000	$6,000,000

Finance-noncaptive consumer—0.43%
General Electric Capital Corp.
0.354%, due 01/20/10(2)	11,000,000	10,998,342

Total short-term corporate obligations (cost—$16,998,342)		16,998,342

Repurchase agreements—7.75%

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $125,407,000 Federal National Mortgage Association obligations, 3.500% due 05/18/16; (value—$127,500,043); proceeds: $125,000,625	125,000,000	125,000,000

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, 0.060% due 11/02/09, collateralized by $422,000 Federal Home Loan Mortgage Corp. obligations, 3.750% due 03/27/19 and $75,000,000 Federal National Mortgage Association obligations, 5.600% due 05/15/37; (value—$76,500,611); proceeds: $75,000,375	75,000,000	75,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $121 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $856,224 US Treasury Bills, zero coupon due 04/01/10 to 04/08/10; (value—$855,792); proceeds: $839,000	839,000	839,000

Total repurchase agreements (cost—$200,839,000)		200,839,000

Total investments (cost—$2,620,515,754 which approximates cost for federal income tax purposes)—101.13%		2,620,515,754

Liabilities in excess of other assets—(1.13)%		(29,263,605)

Net assets (applicable to 2,591,221,201 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$2,591,252,149

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2009, and reset periodically.

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UBS Liquid Assets Fund

Statement of net assets—October 31, 2009 (unaudited)

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.23% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$696,216,353	$—	$696,216,353

Bank notes	—	50,000,000	—	50,000,000

Certificates of deposit	—	309,501,276	—	309,501,276

Commercial paper	—	1,346,960,783	—	1,346,960,783

Short-term corporate obligations	—	16,998,342	—	16,998,342

Repurchase agreements	—	200,839,000	—	200,839,000

Total	$—	$2,620,515,754	$—	$2,620,515,754

Issuer breakdown by country of origin

Percentage of total investments

United States	76.9%

France	5.2

United Kingdom	3.8

Norway	3.5

Canada	3.1

Germany	2.5

Switzerland	1.9

Spain	1.0

Belgium	1.0

Australia	0.7

Netherlands	0.4

Total	100.0%

Weighted average maturity—53 days

See accompanying notes to financial statements

15

UBS Liquid Assets Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest	$5,096,672

Expenses:
Investment advisory and administration fees	418,415

US Treasury Temporary Guarantee Program Participation fees	351,717

Transfer agency fees	242,236

Custody and accounting fees	186,499

Reports and notices to shareholders	59,496

Professional fees	52,950

Insurance fees	45,352

State registration fees	41,484

Trustees’ fees	14,494

Other expenses	9,794

1,422,437

Less: Fee waivers by investment advisor and administrator	(418,415)

Net expenses	1,004,022

Net investment income	4,092,650

Net realized gains from investment activities	1,448

Net increase in net assets resulting from operations	$4,094,098

See accompanying notes to financial statements

16

UBS Liquid Assets Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$4,092,650	$42,777,732

Net realized gains from investment activities	1,448	7,807

Net increase in net assets resulting from operations	4,094,098	42,785,539

Dividends and distributions to shareholders from:
Net investment income	(4,092,650)	(42,777,732)

Net realized gains from investment activities	—	(99,110)

Total dividends and distributions to shareholders	(4,092,650)	(42,876,842)

Net increase (decrease) in net assets from beneficial interest transactions	(297,674,152)	795,291,388

Net increase (decrease) in net assets	(297,672,704)	795,200,085

Net assets:
Beginning of period	2,888,924,853	2,093,724,768

End of period	$2,591,252,149	$2,888,924,853

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2009
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return(2)	0.15%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,591,252

Expenses to average net assets, net of fee waivers by advisor and administrator	0.07	%(3)

Expenses to average net assets, before fee waivers by advisor and administrator	0.10	%(3)

Net investment income to average net assets	0.29	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

18

For the years ended April 30,

2009		2008	2007		2006	2005

$1.00		$1.00	$1.00		$1.00	$1.00

0.019		0.045	0.052		0.038	0.017

(0.019)		(0.045)	(0.052)		(0.038)	(0.017)

(0.000	)(1)	—	(0.000	)(1)	—	(0.000	)(1)

(0.019)		(0.045)	(0.052)		(0.038)	(0.017)

$1.00		$1.00	$1.00		$1.00	$1.00

1.89%		4.59%	5.28%		3.82%	1.74%

$2,888,925		$2,093,725	$658,031		$428,212	$394,013

0.07%		0.09%	0.14%		0.16%	0.17%

0.10%		0.16%	0.21%		0.23%	0.26%

1.79%		4.20%	5.16%		3.77%	1.72%

19

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

The preparation of financial statements in accordance with GAAP requires the Fund’s management to make estimates and assumptions that affect

20

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government

21

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the six months ended October 31, 2009 its direct advisory/administrative costs and expenses

22

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the six months ended October 31, 2009, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2009, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $300,616,638. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees.

23

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2009, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At October 31, 2009, the Fund had the following liabilities outstanding:

Payable for investments purchased	$29,973,750

Dividends payable to shareholders	82,514

Other accrued expenses	234,168

At October 31, 2009, the components of net assets were as follows:

Accumulated paid in capital	$2,591,218,993

Accumulated net realized gain from investment activities	33,156

Net assets	$2,591,252,149

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2009 and the fiscal year ended April 30, 2009 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2010.

As of and during the period ended October 31, 2009, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

UBS Liquid Assets Fund

Notes to financial statements (unaudited)

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2009	April 30, 2009

Shares sold	6,826,163,357	12,470,024,523

Shares repurchased	(7,128,038,869)	(11,717,736,902)

Dividends reinvested	4,201,360	43,003,767

Net increase (decrease) in shares outstanding	(297,674,152)	795,291,388

US Treasury Temporary Guarantee Program for Money Market Funds
The Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. The Fund bore the cost of participating in this program, to the extent not offset by UBS Global AM’s fee waivers/voluntary expense reimbursements. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, the Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

Subsequent events
Management has evaluated the effect of subsequent events on the Fund’s financial statements through December 28, 2009, the date of issuance of the Fund’s financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Fund’s financial statements through this date.

25

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

26

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 15-16, 2009, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS Liquid Assets Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained

27

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that UBS Global AM currently waives its entire advisory/administrative fees due from the Fund. The board also noted that UBS Global AM could

28

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

change or terminate this voluntary waiver at any time in the future. The board also received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods and since inception period ended April 30, 2009 and (b) annualized performance information for each year ended April 30, 2009, since the inception of the Fund. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

29

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s performance was in the first quintile for all comparative periods (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance). Based on its review, the Board concluded that the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints but that it was limited to reimbursements for direct costs and expenses. (The Fund is offered to a limited group of investors where there are regulatory constraints on the receipt of compensation by UBS Global AM and its affiliates; compensation is subject to certain limitations not applicable to most mutual funds.) The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

30

UBS Liquid Assets Fund

Board approval of investment advisory and administration agreement (unaudited)

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

31

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32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, NY 10019-6028

UBS Cash Reserves Fund
Semiannual Report
October 31, 2009

UBS Cash Reserves Fund

December 15, 2009

Dear shareholder,
We present you with the semiannual report for UBS Cash Reserves Fund (the “Fund”) for the six months ended October 31, 2009.

Performance
During the reporting period, the Federal Reserve Board continued to keep the federal funds rate at an extremely low level given its continued concerns regarding the US economy. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This caused the yields of the securities in which the Fund invests to remain low, which contributed to the Fund’s modest yields.

The seven-day current yield for the Fund as of October 31, 2009 was 0.01%, compared to 0.21% on April 30, 2009 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)

UBS Cash Reserves Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	Economic growth in the US showed some improvement during the reporting period. Following a steep decline of 6.4% during the first quarter of 2009—prior to the beginning of the reporting period—GDP fell at a more modest pace in the ensuing months, turning in a decline of 0.7% for the second quarter of 2009. This relatively better reading was largely the result of smaller declines in exports and business spending. The estimate for third quarter 2009 GDP, however, showed an increase of 2.8%—a turnaround due, in large part, to the government’s $787 billion stimulus program.

Q.	How did the Federal Reserve Board (the “Fed”) react to this economic environment?
A.	Throughout the reporting period, the Fed maintained its highly accommodative monetary policy as it sought to further stabilize the

1

UBS Cash Reserves Fund

financial markets and stimulate economic growth. For example, the Fed continued to directly purchase US Treasuries and agency mortgage-backed securities in an attempt to keep interest rates low and to resuscitate the long-ailing housing market.

The Fed kept the fed funds rate within a range of 0.00% to 0.25%—a historic low. The Fed maintained this rate throughout the entire reporting period, indicating at its November 2009 meeting that it expects to continue to do so in anticipation of economic conditions that are “likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	How did you position the Fund given the difficult economic and market environment?
A.	Given the issues impacting the credit markets, we sought to maintain a high degree of liquidity in the Fund in order to minimize pricing volatility and to meet redemption requests. At the start of the reporting period, we did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months. As the reporting period continued and the credit markets stabilized, however, we increased the Fund’s weighted average maturity significantly, bringing it to 48 days at the end of the reporting period.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the security level, we maintained a greater than usual level of diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one nongovernment issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.	We increased the Fund’s exposure to asset-backed commercial paper over the six-month period. In addition, we decreased the Fund’s exposure to short-term corporate obligations, bank notes and repurchase agreements, while increasing its exposure to certificates of deposit and US government and agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

2

UBS Cash Reserves Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low for a prolonged period of time. While there has been increased appetite for non-Treasury securities, and their spreads have narrowed considerably, we are mindful of the tenuous nature of this economic recovery. (Spread is the difference between the yields paid on US Treasury bonds and other securities.) In addition, while uncertainty in the markets has diminished, it has not yet been banished entirely and has not returned to pre-crisis levels.

The US unemployment rate took a larger-than-expected leap from 9.8% in September 2009 to 10.2% in October, its highest level in over 26 years. While the US economy continues to feel the pain of the recession, a few indicators, including the housing market, as well as manufacturing and consumer confidence, have begun to show some signs of improvement, and the unemployment rate decreased slightly in November.

3

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Cash Reserves Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2009. The views and opinions in the letter were current as of December 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Cash Reserves Fund

A note about the Temporary Guarantee Program for Money Market Funds
Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Fund participated in the Program from the Program’s inception in the fall of 2008 until it expired on September 18, 2009. Under the Program, the US Treasury guaranteed the share price of any publicly offered eligible money market mutual fund that applied and was accepted into it. Shareholders in money market funds enrolled in the Program were covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. The Fund did not encounter circumstances triggering a need to invoke the guarantee provided by the Program. The Fund has maintained its net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and has continued to seek its stated goal of providing as high a level of current interest income as is consistent with maintaining liquidity and principal stability. We were pleased to have the Fund participate in the Program to provide an added level of protection for covered shareholders, until it expired. We want to reassure shareholders of the following:

•	The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Fund in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

When the Program was introduced, it had an initial termination date of December 18, 2008. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, finally, through September 18, 2009. The Fund paid additional fees calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost was absorbed by the Fund as a fund expense, to the extent not offset by UBS Global Asset Management (Americas) Inc.’s fee waivers/voluntary expense reimbursements.

*	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

5

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

6

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value(2)	during period(1)
	May 1, 2009	October 31, 2009	05/01/09 - 10/31/09

Actual	$1,000.00	$1,000.10	$1.97

Hypothetical (5% annual return before expenses)	1,000.00	1,023.24	1.99

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

(2)	“Actual—Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

7

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.01%	0.21%	1.90%

Seven-day effective yield(1)	0.01	0.21	1.91

Weighted average maturity(2)	48 days	30 days	49 days

Net assets (mm)	$363.6	$372.8	$500.7

Portfolio composition(3)	10/31/09	04/30/09	10/31/08

Commercial paper	44.0%	35.5%	31.1%

US government and agency obligations	24.5	22.8	29.8

Repurchase agreements	15.4	17.0	17.7

Certificates of deposit	15.0	11.7	9.1

Bank notes	1.4	5.2	3.9

Short-term corporate obligations	0.8	7.8	8.4

Money market funds	–	–	0.0 (4)

Other assets less liabilities	(1.1)	0.0 (4)	0.0 (4)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

(4)	Weighting represents less than 0.05% of net assets as of the dates indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

8

UBS Cash Reserves Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—24.55%

Federal Farm Credit Bank
0.500%, due 08/09/10(1)	$5,000,000	$4,980,486

Federal Home Loan Bank
0.204%, due 11/09/09(2)	4,000,000	4,000,240

0.425%, due 11/13/09(2)	4,250,000	4,250,000

0.420%, due 03/01/10(1)	4,000,000	3,994,400

0.500%, due 10/15/10	1,575,000	1,574,904

Federal Home Loan Mortgage Corp.*
0.560%, due 11/02/09(2)	7,000,000	7,000,000

0.270%, due 12/01/09(1)	8,000,000	7,998,200

0.350%, due 02/16/10(1)	5,000,000	4,994,799

0.250%, due 03/01/10(1)	5,000,000	4,995,833

0.210%, due 04/19/10(1)	5,000,000	4,995,071

Federal National Mortgage Association*
0.250%, due 11/16/09(1)	4,000,000	3,999,583

0.295%, due 11/16/09(1)	8,000,000	7,999,017

0.174%, due 01/13/10(2)	10,000,000	10,000,000

2.875%, due 10/12/10	975,000	996,765

US Treasury Bills
0.176%, due 11/12/09(1)	1,500,000	1,499,919

0.235%, due 11/19/09(1)	8,000,000	7,999,060

0.495%, due 07/29/10(1)	2,325,000	2,316,369

0.498%, due 07/29/10(1)	1,175,000	1,170,616

US Treasury Notes
2.125%, due 01/31/10	4,500,000	4,521,902

Total US government and agency obligations (cost—$89,287,164)		89,287,164

Bank note—1.37%

Banking-US—1.37%
Bank of America N.A.
0.270%, due 12/21/09 (cost—$5,000,000)	5,000,000	5,000,000

Certificates of deposit—15.03%

Banking-non-US—15.03%
Bank of Montreal
0.230%, due 11/16/09	5,000,000	5,000,000

Bank of Nova Scotia
0.320%, due 03/08/10	1,000,000	1,000,035

1.100%, due 05/11/10	1,000,000	1,000,000

9

UBS Cash Reserves Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Barclays Bank PLC
0.320%, due 11/06/09	$5,000,000	$5,000,000

BNP Paribas
0.500%, due 11/25/09	1,000,000	1,000,000

0.370%, due 03/03/10	1,900,000	1,900,000

Calyon N.A., Inc.
0.330%, due 11/02/09	3,000,000	3,000,000

0.530%, due 12/18/09	2,000,000	2,000,000

Deutsche Bank AG
0.300%, due 11/13/09	5,000,000	5,000,000

Fortis Bank NV-SA
0.230%, due 11/05/09	5,000,000	5,000,000

Lloyds TSB Bank PLC
0.340%, due 11/25/09	5,000,000	5,000,000

National Bank of Canada
0.300%, due 11/24/09	3,250,000	3,250,000

Natixis
0.270%, due 01/11/10	4,000,000	4,000,000

Rabobank Nederland NV
0.520%, due 12/07/09	2,000,000	2,000,000

Royal Bank of Scotland PLC
0.270%, due 01/19/10	5,000,000	5,000,000

Svenska Handelsbanken
0.300%, due 11/10/09	4,000,000	4,000,000

Westpac Banking Corp.
0.190%, due 11/02/09(2)	750,000	750,000

0.200%, due 11/02/09(2)	750,000	750,000

Total certificates of deposit (cost—$54,650,035)		54,650,035

Commercial paper(1)—43.95%

Asset backed-miscellaneous—22.27%
Bryant Park Funding LLC
0.190%, due 12/01/09	8,000,000	7,998,733

Enterprise Funding Co. LLC
0.280%, due 11/24/09	4,000,000	3,999,284

0.240%, due 12/22/09	3,000,000	2,998,980

Fairway Finance Co. LLC
0.190%, due 11/17/09	3,000,000	2,999,747

10

UBS Cash Reserves Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Falcon Asset Securitization Corp.
0.180%, due 11/27/09	$8,000,000	$7,998,960

Jupiter Securitization Co. LLC
0.190%, due 11/20/09	6,000,000	5,999,398

Market Street Funding LLC
0.280%, due 11/05/09	1,250,000	1,249,961

0.280%, due 11/16/09	1,750,000	1,749,796

Park Avenue Receivables Corp.
0.180%, due 11/24/09	5,000,000	4,999,425

Regency Markets No.1 LLC
0.210%, due 11/13/09	8,000,000	7,999,440

Salisbury Receivables Co. LLC
0.200%, due 11/05/09	5,000,000	4,999,889

Sheffield Receivables Corp.
0.280%, due 11/17/09	5,000,000	4,999,378

0.230%, due 11/18/09	4,000,000	3,999,566

Thames Asset Global Securitization No. 1
0.200%, due 11/18/09	5,499,000	5,498,481

Thunderbay Funding
0.230%, due 01/08/10	8,000,000	7,996,524

Yorktown Capital LLC
0.280%, due 11/20/09	5,505,000	5,504,187

		80,991,749

Asset backed-securities—3.30%
Clipper Receivables Co. LLC
0.300%, due 11/20/09	4,000,000	3,999,367

0.300%, due 01/07/10	4,000,000	3,997,766

Grampian Funding LLC
0.350%, due 02/02/10	4,000,000	3,996,461

		11,993,594

Banking-non-US—3.26%
Bank of Nova Scotia
0.430%, due 11/17/09	1,000,000	999,809

Groupe BPCE
0.340%, due 11/30/09	3,350,000	3,349,083

11

UBS Cash Reserves Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-non-US—(concluded)
KFW
0.200%, due 01/08/10	$5,000,000	$4,998,111

0.200%, due 01/25/10	2,500,000	2,498,819

		11,845,822

Banking-US—13.74%
Barclays US Funding Corp.
0.230%, due 01/29/10	3,000,000	2,998,294

Calyon N.A., Inc.
0.270%, due 02/08/10	5,000,000	4,996,287

Danske Corp.
0.230%, due 11/04/09	2,000,000	1,999,962

0.230%, due 01/04/10	5,000,000	4,997,956

Dexia Delaware LLC
0.250%, due 11/13/09	7,000,000	6,999,417

ING (US) Funding LLC
0.510%, due 01/08/10	2,000,000	1,998,073

0.310%, due 01/28/10	5,000,000	4,996,211

Nordea N.A., Inc.
0.210%, due 01/19/10	4,000,000	3,998,157

Rabobank USA Financial Corp.
0.280%, due 01/25/10	5,000,000	4,996,694

San Paolo IMI US Financial Co.
0.240%, due 11/23/09	5,000,000	4,999,267

Societe Generale N.A., Inc.
0.195%, due 11/10/09	5,000,000	4,999,756

0.270%, due 01/21/10	2,000,000	1,998,785

		49,978,859

Energy-integrated—1.38%
Chevron Funding Corp.
0.130%, due 11/23/09	5,000,000	4,999,603

Total commercial paper (cost—$159,809,627)		159,809,627

Short-term corporate obligations—0.80%

Banking-non-US—0.28%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(3)	1,000,000	1,000,000

12

UBS Cash Reserves Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Finance-noncaptive consumer—0.52%
General Electric Capital Corp.
0.354%, due 01/20/10(2)	$1,897,000	$1,896,714

Total short-term corporate obligations (cost—$2,896,714)		2,896,714

Repurchase agreements—15.42%

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $20,008,000 Federal Home Loan Mortgage Corp. obligations, 2.170% due 05/07/12; (value—$20,400,118); proceeds: $20,000,100	20,000,000	20,000,000

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, 0.060% due 11/02/09, collateralized by $34,219,000 Federal National Mortgage Association obligations, 5.125% due 04/15/11; (value—$36,516,307); proceeds: $35,800,179	35,800,000	35,800,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $40 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $278,604 US Treasury Bills, zero coupon due 04/01/10 to 04/08/10; (value—$278,464); proceeds: $273,000	273,000	273,000

Total repurchase agreements (cost—$56,073,000)		56,073,000

Total investments (cost—$367,716,540 which approximates cost for federal income tax purposes)—101.12%		367,716,540

Liabilities in excess of other assets—(1.12)%		(4,085,024)

Net assets (applicable to 363,623,860 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$363,631,516

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2009 and reset periodically.
(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.28% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

13

UBS Cash Reserves Fund

Statement of net assets—October 31, 2009 (unaudited)

Affiliated issuer activity
The table below details the Fund’s transaction activity in an affiliated issuer for the six months ended October 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/09	10/31/09	10/31/09	10/31/09	10/31/09

UBS Private Money Market Fund LLC	$—	$7,905,000	$7,905,000	$—	$89

Issuer breakdown by country of origin

Percentage of total investments

United States	81.6%

France	4.1

United Kingdom	4.1

Germany	3.4

Canada	3.1

Belgium	1.4

Sweden	1.1

Australia	0.7

Netherlands	0.5

Total	100.0%

Weighted average maturity—48 days

14

UBS Cash Reserves Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$89,287,164	$—	$89,287,164

Bank note	—	5,000,000	—	5,000,000

Certificates of deposit	—	54,650,035	—	54,650,035

Commercial paper	—	159,809,627	—	159,809,627

Short-term corporate obligations	—	2,896,714	—	2,896,714

Repurchase agreements	—	56,073,000	—	56,073,000

Total	$—	$367,716,540	$—	$367,716,540

See accompanying notes to financial statements

15

UBS Cash Reserves Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest	$822,728

Affiliated securities lending income	89

822,817

Expenses:
Investment advisory and administration fees	651,609

Transfer agency and related services fees	353,957

US Treasury Temporary Guarantee Program Participation fees	80,169

Professional fees	53,103

Reports and notices to shareholders	37,401

State registration fees	26,557

Custody and accounting fees	26,389

Insurance fees	8,406

Trustees’ fees	7,147

Other expenses	5,101

1,249,839

Less: Fee waivers and/or expense reimbursements by investment advisor and administrator	(470,906)

Net expenses	778,933

Net investment income	43,884

Net realized gains from investment activities	281

Net increase in net assets resulting from operations	$44,165

See accompanying notes to financial statements

16

UBS Cash Reserves Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$43,884	$7,210,769

Net realized gains from investment activities	281	36,893

Net increase in net assets resulting from operations	44,165	7,247,662

Dividends and distributions to shareholders from:
Net investment income	(43,884)	(7,210,769)

Net realized gains from investment activities	—	(62,493)

Total dividends and distributions to shareholders	(43,884)	(7,273,262)

Net decrease in net assets from beneficial interest transactions	(9,122,522)	(76,356,506)

Net decrease in net assets	(9,122,241)	(76,382,106)

Net assets:
Beginning of period	372,753,757	449,135,863

End of period	$363,631,516	$372,753,757

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

17

UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2009
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000	(1)

Dividends from net investment income	(0.000	)(1)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.000	)(1)

Net asset value, end of period	$1.00

Total investment return(2)	0.01%

Ratios/supplemental data:
Net assets, end of period (000’s)	$363,632

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator	0.39	%(3)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator	0.63	%(3)

Net investment income to average net assets	0.02	%(3)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.
(4)	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

18

For the years ended April 30,

2009		2008		2007	2006	2005

$1.00		$1.00		$1.00	$1.00	$1.00

0.015		0.042		0.048	0.034	0.014

(0.015)		(0.042)		(0.048)	(0.034)	(0.014)

(0.000	)(1)	—		—	—	(0.000	)(1)

(0.015)		(0.042)		(0.048)	(0.034)	(0.014)

$1.00		$1.00		$1.00	$1.00	$1.00

1.49%		4.29%		4.91%	3.49%	1.44%

$372,754		$449,136		$458,710	$469,376	$324,223

0.53%		0.48	%(4)	0.49%	0.47%	0.47%

0.58%		0.54%		0.55%	0.60%	0.65%

1.52%		4.23%		4.81%	3.50%	1.47%

19

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund and UBS Liquid Assets Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Fund’s financial statements.

The preparation of financial statements in accordance with GAAP requires the Fund’s management to make estimates and assumptions that affect

20

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans)

21

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At October 31, 2009, the Fund owed UBS Global AM $101,642 for investment advisory and administration fees.

UBS Global AM had contractually undertaken to waive 0.05% of its investment advisory and administration fees until August 31, 2009. UBS Global AM did not enter into a contractual renewal of this fee waiver so that such arrangement ceased effective September 1, 2009. For the period May 1, 2009 through August 31, 2009, UBS Global AM waived $67,747 of investment advisory and administration fees.

22

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

In addition, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2009, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $403,159. At October 31, 2009, UBS Global AM owed the Fund $111,793 for fee waivers and/or expense reimbursements.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2009, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $31,193,689. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

For the six months ended October 31, 2009, UBS Financial Services, Inc. received from PNC, not the Fund, $187,137 of the total transfer agency and related sevices fees paid by the Fund to PNC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an

23

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At October 31, 2009, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At October 31, 2009, the Fund had the following liabilities outstanding:

Payable for investments purchased	$3,996,461

Dividends payable to shareholders	593

Other accrued expenses*	209,283

*Excludes investment advisory and administration fees.

At October 31, 2009, the components of net assets were as follows:

Accumulated paid in capital	$363,619,838

Accumulated net realized gain from investment activities	11,678

Net assets	$363,631,516

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended October 31, 2009 and the fiscal year ended April 30, 2009 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending April 30, 2010.

24

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

As of and during the period ended October 31, 2009, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
	October 31, 2009	April 30, 2009

Shares sold	1,398,201,781	3,084,570,630

Shares repurchased	(1,407,377,953)	(3,168,291,782)

Dividends reinvested	53,650	7,364,646

Net decrease in shares outstanding	(9,122,522)	(76,356,506)

US Treasury Temporary Guarantee Program for Money Market Funds
The Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of participating money market funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. The Fund bore the cost of participating in this program, to the extent not offset by UBS Global AM’s fee waivers/voluntary expense reimbursements. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. The program was then extended a final time, providing coverage through September 18, 2009. In April, the Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

25

UBS Cash Reserves Fund

Notes to financial statements (unaudited)

Subsequent events
Management has evaluated the effect of subsequent events on the Fund’s financial statements through December 28, 2009, the date of issuance of the Fund’s financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Fund’s financial statements through this date.

26

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

27

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS Money Series (the “Trust”) on July 15-16, 2009, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust with respect to UBS Cash Reserves Fund (the “Fund”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administrative Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s

28

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio manager primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s

29

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods and since inception period ended April 30, 2009 and (b) annualized performance information for each year ended April 30, 2009, since the inception of the Fund. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

30

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one- and three-year periods and the first quintile for the five-year period and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance). Based on its review, the Board concluded that the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints and considered management’s statement that it believed economies of scale were being appropriately shared with fund shareholders. The board also noted that to the extent the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets.

Generally, in light of UBS Global AM’s profitability data, the Actual (as well as Contractual) Management Fee and the fee waiver currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

31

UBS Cash Reserves Fund

Board approval of investment advisory and administration agreement (unaudited)

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

32

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Semiannual Report
October 31, 2009

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

December 15, 2009

Dear shareholder,
We present you with the semiannual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”) for the six months ended October 31, 2009.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

• UBS Select Prime Institutional Fund: 0.09% as of October 31, 2009, down from 0.58% as of April 30, 2009.

• UBS Select Treasury Institutional Fund: 0.01% as of October 31, 2009, down from 0.09% as of April 30, 2009.

• UBS Select Tax-Free Institutional Fund: 0.05% as of October 31, 2009, down from 0.36% as of April 30, 2009.

During the reporting period, the Federal Reserve Board continued to keep the federal funds rate at an extremely low level given its continued concerns regarding the US economy. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) As a

UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund

Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional Fund—August 10, 1998; UBS Select Treasury Institutional Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free Institutional Fund Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III Ryan Nugent UBS Global Asset Management (Americas) Inc.

Commencement:
August 28, 2007
Dividend payments:
Monthly

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

result, yields of the securities in which each Fund invests remained low, which contributed to each Fund’s modest yields.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 11.

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Economic growth in the US showed some improvement during the reporting period. Following a steep decline of 6.4% during the first quarter of 2009—prior to the beginning of the reporting period—GDP fell at a more modest pace in the ensuing months, turning in a decline of 0.7% for the second quarter of 2009. This relatively better reading was largely the result of smaller declines in exports and business spending. The estimate for third quarter 2009 GDP, however, showed an increase of 2.8%—a turnaround due, in large part, to the government’s $787 billion stimulus program.

Q.	How did the Federal Reserve Board (the “Fed”) react to this economic environment?
A.	Throughout the reporting period, the Fed maintained its highly accommodative monetary policy as it sought to further stabilize the financial markets and stimulate economic growth. For example, the Fed continued to directly purchase US Treasuries and agency mortgage-backed securities in an attempt to keep interest rates low and to resuscitate the long-ailing housing market.

The Fed kept the fed funds rate within a range of 0.00% to 0.25%—a historic low. The Fed maintained this rate throughout the entire reporting period, indicating at its November 2009 meeting that it expects to continue to do so in anticipation of economic conditions that are “likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “master funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the master funds.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

•	In the master fund in which UBS Select Prime Institutional Fund invests, we sought to maintain a high degree of liquidity in order to minimize pricing volatility and to meet redemption requests. At the start of the reporting period, we did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months. As the reporting period continued and the credit markets stabilized, however, we increased the Fund’s weighted average maturity significantly, bringing it from 36 days at the end of April, to 54 days at period end.

At the security level, we maintained a greater than usual level of diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one nongovernment issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

We increased the Fund’s exposure to commercial paper over the six-month period. In addition, we decreased the Fund’s exposure to certificates of deposit and US government and agency obligations, while increasing its exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

•	In the master fund in which UBS Select Treasury Institutional Fund invests, we began the reporting period with an emphasis on investments in Treasury securities. This was due to the flights to quality that had occurred in the financial market. As the reporting period progressed, we switched our emphasis to repurchase agreements backed by Treasury obligations. The yields provided by these securities were generally higher than direct investments in Treasuries, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity. However, although we decreased the Fund’s direct exposure to Treasuries, the Fund’s weighted average maturity nonetheless rose during the period, from 37 days at the end of April, up to 54 days at period end. This was due to the fact that we targeted the six-month to one-year area of the yield curve for new purchases, given our expectations for low interest rates and limited supply in the front end of the curve.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

•	In the master fund in which UBS Select Tax-Free Institutional Fund invests, we increased its weighted average maturity from 14 to 15 days. We continued to emphasize variable rate demand notes,(1) also known as ”VRDNs,” and increased our exposure to these securities during the reporting period as they provided a high degree of liquidity. In particular, we favored VRDNs offered by high quality providers, and investments in self-liquidity VRDNs.(2) We avoided VRDNs that had relatively weaker letters of credit and liquidity providers, such as those offered by regional banks.

Elsewhere in the portfolio, we added to our fixed rate note exposure when existing holdings matured. However, given our desire to increase the diversification in the master fund’s portfolio, overall, our allocation to fixed rate notes declined during the period. We also pared our exposure to tax-exempt commercial paper. Within the tax-exempt commercial paper market, we shifted our emphasis from securities maturing in one month to those maturing in three months, as the latter allowed us to capture incremental yields.

Finally, as a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities. We reduced this exposure as market conditions permitted.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low for a prolonged period of time. While there has been increased appetite for non-Treasury securities, and their spreads have narrowed considerably, we are mindful of the tenuous nature of this

(1)	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, securities at par with seven days’ notice—or, in some cases, one day’s notice.

(2)	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

economic recovery. (Spread is the difference between the yields paid on US Treasury bonds and other securities.) In addition, while uncertainty in the markets has diminished, it has not yet been banished entirely and has not returned to pre-crisis levels.

The US unemployment rate took a larger-than-expected leap from 9.8% in September 2009 to 10.2% in October, its highest level in over 26 years. While the US economy continues to feel the pain of the recession, a few indicators, including the housing market, as well as manufacturing and consumer confidence, have begun to show some signs of improvement, and the unemployment rate decreased slightly in November.

Special note regarding UBS Select Tax-Free Institutional Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues and weaker letter of credit and liquidity providers most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio. As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Managing Director
UBS Select Tax-Free Institutional Fund	UBS Global Asset Management
Head—Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2009. The views and opinions in the letter were current as of December 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

A note about the Temporary Guarantee Program for Money Market Funds
Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Funds participated in the Program from the Program’s inception in the fall of 2008 until it expired on September 18, 2009. Under the Program, the US Treasury guaranteed the share price of any publicly offered eligible money market mutual fund that applied and was accepted into it. Shareholders in money market funds enrolled in the Program were covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. The Funds did not encounter circumstances triggering a need to invoke the guarantee provided by the Program. The Funds have maintained a net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and have continued to seek their stated goals. We were pleased the Funds participated in the Program to provide an added level of protection for covered shareholders, until it expired. We want to reassure shareholders of the following:

•	The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

When the Program was introduced, it had an initial termination date of December 18, 2008. UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund each paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured

*	An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

A note about the Temporary Guarantee Program for Money Market Funds (concluded)
Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, finally, through September 18, 2009. UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund each paid an additional fee calculated on the same basis, but at the rate 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost was absorbed by the Funds as a fund expense, to the extent not offset by UBS Global Asset Management (Americas) Inc.’s fee waivers/voluntary expense reimbursements.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Institutional Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	05/01/09 to	during the
	May 1, 2009	October 31, 2009	10/31/09	period

Actual	$1,000.00	$1,001.30	$1.01	0.20%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

UBS Select Treasury Institutional Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	05/01/09 to	during the
	May 1, 2009	October 31, 2009	10/31/09	period

Actual	$1,000.00	$1,000.30	$1.01	0.20%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.20	1.02	0.20

UBS Select Tax-Free Institutional Fund

			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	05/01/09 to	during the
	May 1, 2009	October 31, 2009	10/31/09	period

Actual	$1,000.00	$1,000.60	$1.11	0.22%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	1.12	0.22

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.09%	0.58%	2.62%

Seven-day effective yield(1)	0.09	0.58	2.65

Weighted average maturity(2)	54 days	36 days	52 days

Net assets (bln)	$11.3	$14.4	$9.6

UBS Select Treasury Institutional Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.01%	0.09%	0.54%

Seven-day effective yield(1)	0.01	0.09	0.55

Weighted average maturity(2)	54 days	37 days	51 days

Net assets (bln)	$5.5	$7.7	$7.5

UBS Select Tax-Free Institutional Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.05%	0.36%	1.49%

Seven-day effective yield(1)	0.05	0.36	1.50

Weighted average maturity(2)	15 days	14 days	40 days

Net assets (bln)	$1.7	$2.4	$3.0

(1)	Yields will fluctuate, and for UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund, reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Select Prime Institutional Fund

Statement of assets and liabilities—October 31, 2009
(unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$11,329,151,778 which approximates cost for federal income tax purposes)	$11,329,151,778

Liabilities:
Dividends payable to shareholders	943,009

Payable to affiliates	772,852

Total liabilities	1,715,861

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 11,327,449,564 outstanding	11,327,449,564

Accumulated net realized loss from investment activities	(13,647)

Net assets	$11,327,435,917

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of assets and liabilities—October 31, 2009
(unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$5,509,044,122 which approximates cost for federal income tax purposes)	$5,509,044,122

Liabilities:
Payable to affiliates	220,996

Dividends payable to shareholders	43,566

Total liabilities	264,562

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 5,508,710,566 outstanding	5,508,710,566

Accumulated net realized gain from investment activities	68,994

Net assets	$5,508,779,560

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of assets and liabilities—October 31, 2009
(unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$1,741,819,883 which approximates cost for federal income tax purposes)	$1,741,819,883

Liabilities:
Payable to affiliates	116,474

Dividends payable to shareholders	96,072

Total liabilities	212,546

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,741,493,394 outstanding	1,741,493,150

Accumulated net realized gain from investment activities	114,187

Net assets	$1,741,607,337

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$32,037,189

Securities lending income allocated from Master	4,567

Expenses allocated from Master	(6,933,835)

Net investment income allocated from Master	25,107,921

Expenses:
Administration fees	5,516,078

US Treasury Temporary Guarantee Program Participation fees	1,488,842

Trustees’ fees	30,026

Net expenses	7,034,946

Net investment income	18,072,975

Net realized gain from investment activities allocated from Master	81,242

Net increase in net assets resulting from operations	$18,154,217

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$8,663,368

Expenses allocated from Master	(3,285,494)

Net investment income allocated from Master	5,377,874

Expenses:
Administration fees	2,610,882

US Treasury Temporary Guarantee Program Participation fees	965,186

Trustees’ fees	17,354

3,593,422

Less: Fee waivers by administrator	(188,081)

Net expenses	3,405,341

Net investment income	1,972,533

Net realized gain from investment activities allocated from Master	68,994

Net increase in net assets resulting from operations	$2,041,527

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$3,690,489

Expenses allocated from Master	(1,083,023)

Net investment income allocated from Master	2,607,466

Expenses:
Administration fees	856,254

US Treasury Temporary Guarantee Program Participation fees	473,385

Trustees’ fees	10,114

1,339,753

Less: Fee waivers by administrator	(29,449)

Net expenses	1,310,304

Net investment income	1,297,162

Net realized gain from investment activities allocated from Master	37,334

Net increase in net assets resulting from operations	$1,334,496

See accompanying notes to financial statements

UBS Select Prime Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$18,072,975	$238,245,924

Net realized gain (loss) from investment activities	81,242	(167,873)

Net increase in net assets resulting from operations	18,154,217	238,078,051

Dividends to shareholders from:
Net investment income	(18,072,975)	(238,245,924)

Net increase (decrease) in net assets from beneficial interest transactions	(3,120,785,091)	1,479,257,228

Net increase (decrease) in net assets	(3,120,703,849)	1,479,089,355

Net assets:
Beginning of period	14,448,139,766	12,969,050,411

End of period	$11,327,435,917	$14,448,139,766

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$1,972,533	$46,107,679

Net realized gains from investment activities	68,994	2,757

Net increase in net assets resulting from operations	2,041,527	46,110,436

Dividends and distributions to shareholders from:
Net investment income	(1,972,533)	(46,107,679)

Net realized gain from investment activities	—	(349,660)

Total dividends and distributions to shareholders	(1,972,533)	(46,457,339)

Net increase (decrease) in net assets from beneficial interest transactions	(2,160,479,353)	2,065,229,660

Net increase (decrease) in net assets	(2,160,410,359)	2,064,882,757

Net assets:
Beginning of period	7,669,189,919	5,604,307,162

End of period	$5,508,779,560	$7,669,189,919

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$1,297,162	$38,348,271

Net realized gains from investment activities	37,334	168,676

Net increase in net assets resulting from operations	1,334,496	38,516,947

Dividends and distributions to shareholders from:
Net investment income	(1,297,162)	(38,348,271)

Net realized gain from investment activities	—	(394,956)

Total dividends and distributions to shareholders	(1,297,162)	(38,743,227)

Net decrease in net assets from beneficial interest transactions	(657,038,450)	(175,804,887)

Net decrease in net assets	(657,001,116)	(176,031,167)

Net assets:
Beginning of period	2,398,608,453	2,574,639,620

End of period	$1,741,607,337	$2,398,608,453

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

(This page has been left blank intentionally)

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2009
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return(2)	0.13%

Ratios/supplemental data:
Net assets, end of period (000’s)	$11,327,436

Expenses to average net assets	0.20	%(3),(4)

Net investment income to average net assets	0.26	%(3),(4)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

For the years ended April 30,

2009		2008		2007	2006	2005

$1.00		$1.00		$1.00	$1.00	$1.00

0.019		0.046		0.051	0.037	0.017

(0.019)		(0.046)		(0.051)	(0.037)	(0.017)

—		—		—	—	(0.000	)(1)

(0.019)		(0.046)		(0.051)	(0.037)	(0.017)

$1.00		$1.00		$1.00	$1.00	$1.00

1.94%		4.66%		5.25%	3.81%	1.72%

$14,448,140		$12,969,050		$9,272,239	$6,698,203	$5,934,079

0.20	%(3)	0.18	%(3)	0.18%	0.18%	0.18%

1.87	%(3)	4.47	%(3)	5.14%	3.76%	1.68%

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	October 31, 2009
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.000	(1)

Dividends from net investment income	(0.000	)(1)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.000	)(1)

Net asset value, end of period	$1.00

Total investment return(2)	0.03%

Ratios/supplemental data:
Net assets, end of period (000’s)	$5,508,780

Expenses to average net assets, net of fee waivers by advisor/administrator	0.20	%(3),(4)

Expenses to average net assets, before fee waivers by advisor/administrator	0.21	%(3),(4)

Net investment income to average net assets	0.06	%(3),(4)

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

For the years ended April 30,

2009		2008		2007		2006	2005

$1.00		$1.00		$1.00		$1.00	$1.00

0.009		0.038		0.050		0.036	0.016

(0.009)		(0.038)		(0.050)		(0.036)	(0.016)

(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—	—

(0.009)		(0.038)		(0.050)		(0.036)	(0.016)

$1.00		$1.00		$1.00		$1.00	$1.00

0.86%		3.85%		5.11%		3.65%	1.61%

$7,669,190		$5,604,307		$951,408		$580,162	$461,046

0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%

0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%

0.69	%(3)	3.14	%(3)	5.02%		3.59%	1.63%

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the		For the period
	October 31, 2009		year ended		August 28, 2007(1) to
	(unaudited)		April 30, 2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.001		0.013		0.019

Dividends from net investment income	(0.001)		(0.013)		(0.019)

Distributions from net realized gain from investment activities	—		(0.000	)(2)	—

Total dividends and distributions	(0.001)		(0.013)		(0.019)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.06%		1.30%		1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,741,607		$2,398,608		$2,574,640

Expenses to average net assets, net of fee waivers by advisor(4)	0.22	%(5)	0.15%		0.08	%(5)

Expenses to average net assets, before fee waivers by advisor(4)	0.22	%(5)	0.21%		0.18	%(5)

Net investment income to average net assets(4)	0.12	%(5)	1.33%		2.61	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

(also a “Master Fund” and a series of Master Trust). The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (57.80% for Prime Institutional Fund, 72.85% for Treasury Institutional Fund and 81.56% for Tax-Free Institutional Fund at October 31, 2009). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2009, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $789,506, $373,967 and $121,771 respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2009, UBS Global AM owed $16,654, $9,409 and $5,297 for independent trustees fees to Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2009, UBS Global AM owed the Treasury Institutional Fund $143,562 for fee waivers. For the six months ended October 31, 2009, UBS Global AM voluntarily waived $188,081 and $29,449 for Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the year ended April 30, 2009, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the year ended April 30, 2009, was 98.77% tax-exempt income and 1.23% ordinary income.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2010.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

As of and during the period ended October 31, 2009, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	year ended
Prime Institutional Fund	October 31, 2009	April 30, 2009

Shares sold	21,089,848,314	66,522,324,052

Shares repurchased	(24,230,934,864)	(65,264,821,748)

Dividends reinvested	20,301,459	221,754,924

Net increase (decrease) in shares outstanding	(3,120,785,091)	1,479,257,228

	For the six	For the
	months ended	year ended
Treasury Institutional Fund	October 31, 2009	April 30, 2009

Shares sold	7,167,802,156	29,799,690,457

Shares repurchased	(9,330,637,219)	(27,784,501,741)

Dividends reinvested	2,355,710	50,040,944

Net increase (decrease) in shares outstanding	(2,160,479,353)	2,065,229,660

	For the six	For the
	months ended	year ended
Tax-Free Institutional Fund	October 31, 2009	April 30, 2009

Shares sold	1,850,255,113	9,626,340,170

Shares repurchased	(2,508,972,984)	(9,839,106,639)

Dividends reinvested	1,679,421	36,961,582

Net decrease in shares outstanding	(657,038,450)	(175,804,887)

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements (unaudited)

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of mutual funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, as this was not an expense borne by the Funds’ advisor. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September 18, 2009. Each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

Subsequent events
Management has evaluated the effect of subsequent events on the Funds’ financial statements through December 28, 2009, the date of issuance of the Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Funds’ financial statements through this date other than the following.

Effective December 16, 2009, through January 31, 2010, UBS Global AM will voluntarily waive 0.06% of its management fees (comprised of 0.04% of its administrative fee as well as 0.02% of the management fee imposed at the master fund level) for Prime Institutional Fund and Tax-Free Institutional Fund. As a result, the total ordinary annual operating expenses will be reduced to 0.12% through January 31, 2010, at which point the waivers would be phased out over several days.

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

UBS Select Treasury Preferred Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2009 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2010.

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—18.30%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,916,667

Federal Home Loan Bank
0.425%, due 11/13/09(2)	113,000,000	113,000,000

0.800%, due 12/09/09(1)	90,000,000	89,924,000

0.184%, due 01/13/10(2)	79,000,000	78,998,316

0.420%, due 03/01/10(1)	123,200,000	123,027,520

0.875%, due 03/30/10	150,000,000	150,408,293

0.800%, due 05/05/10	150,000,000	149,992,397

0.550%, due 06/10/10	150,000,000	150,029,046

0.600%, due 06/21/10	75,000,000	74,962,880

0.440%, due 09/01/10(1)	47,000,000	46,825,369

0.500%, due 10/15/10	83,750,000	83,744,883

0.204%, due 11/09/10(2)	230,000,000	230,013,815

Federal Home Loan Mortgage Corp.*
0.560%, due 11/02/09(2)	200,000,000	200,000,000

0.140%, due 11/16/09(2)	32,500,000	32,499,005

0.290%, due 11/16/09(1)	86,845,000	86,834,506

4.875%, due 02/09/10	195,000,000	197,376,069

0.210%, due 04/19/10(1)	245,000,000	244,758,471

0.430%, due 05/17/10(1)	197,500,000	197,035,272

1.450%, due 09/10/10	50,000,000	50,392,906

Federal National Mortgage Association*
0.110%, due 11/17/09(1)	225,000,000	224,989,000

0.174%, due 01/13/10(2)	321,000,000	321,000,000

0.540%, due 07/12/10(1)	145,000,000	144,449,725

0.530%, due 08/02/10(1)	100,000,000	99,596,611

2.875%, due 10/12/10	52,750,000	53,927,566

US Treasury Bills
0.495%, due 07/29/10(1)	90,000,000	89,665,875

US Treasury Notes
2.375%, due 08/31/10	125,000,000	126,844,689

1.500%, due 10/31/10	150,000,000	151,576,700

Total US government and agency obligations
(cost—$3,586,789,581)		3,586,789,581

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Time deposit—1.39%

Banking-non-US—1.39%
Societe Generale, Cayman Islands
0.130%, due 11/02/09 (cost—$272,000,000)	$272,000,000	$272,000,000

Certificates of deposit—12.31%

Banking-non-US—12.31%
ABN AMRO Bank NV
0.740%, due 12/30/09	113,000,000	113,079,495

Bank of Montreal
0.230%, due 11/16/09	250,000,000	250,000,000

Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Barclays Bank PLC
0.320%, due 11/06/09	200,000,000	200,000,000

BNP Paribas
0.500%, due 11/25/09	100,000,000	100,000,000

0.320%, due 01/06/10	30,000,000	30,000,000

0.370%, due 03/03/10	104,100,000	104,100,000

Calyon N.A., Inc.
0.330%, due 11/02/09	250,000,000	250,000,000

0.530%, due 12/18/09	100,000,000	100,000,000

Deutsche Bank AG
0.892%, due 12/18/09(2)	50,000,000	50,201,550

Fortis Bank NV-SA
0.230%, due 11/05/09	200,000,000	200,000,000

Lloyds TSB Bank PLC
0.410%, due 11/09/09	149,000,000	149,000,000

0.340%, due 11/25/09	150,000,000	150,000,000

National Bank of Canada
0.300%, due 11/24/09	168,250,000	168,250,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,007,905

Rabobank Nederland NV
0.520%, due 12/07/09	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.210%, due 11/09/09	150,000,000	150,000,000

Societe Generale
0.500%, due 02/01/10	100,000,000	100,000,000

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Westpac Banking Corp.
0.190%, due 11/02/09(2)	$61,000,000	$61,000,000

0.200%, due 11/02/09(2)	45,000,000	45,000,000

Total certificates of deposit (cost—$2,412,638,950)		2,412,638,950

Commercial paper(1)—51.34%

Asset backed-banking—1.40%
Atlantis One Funding
0.280%, due 11/09/09	200,000,000	199,987,555

0.250%, due 12/07/09	75,000,000	74,981,250

		274,968,805

Asset backed-miscellaneous—21.54%
Amsterdam Funding Corp.
0.180%, due 11/02/09	67,535,000	67,534,662

Atlantic Asset Securitization LLC
0.210%, due 11/04/09	57,100,000	57,099,001

0.210%, due 11/05/09	75,000,000	74,998,250

0.300%, due 11/09/09	100,000,000	99,993,333

0.190%, due 11/23/09	60,000,000	59,993,033

0.280%, due 11/23/09	48,094,000	48,085,771

0.180%, due 11/25/09	42,000,000	41,994,960

Bryant Park Funding LLC
0.190%, due 11/06/09	50,000,000	49,998,681

0.190%, due 11/23/09	100,000,000	99,988,389

0.190%, due 12/03/09	157,292,000	157,265,435

Chariot Funding LLC
0.190%, due 11/10/09	25,006,000	25,004,812

0.190%, due 11/20/09	41,149,000	41,144,874

0.180%, due 12/02/09	100,000,000	99,984,500

Enterprise Funding Co. LLC
0.280%, due 11/24/09	146,000,000	145,973,882

0.240%, due 12/22/09	69,000,000	68,976,540

Fairway Finance Co. LLC
0.190%, due 11/16/09	60,000,000	59,995,250

0.190%, due 11/23/09	43,918,000	43,912,901

0.250%, due 12/04/09	86,069,000	86,049,276

0.230%, due 01/12/10	71,854,000	71,820,947

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.180%, due 11/06/09	$45,008,000	$45,006,875

0.190%, due 11/16/09	210,000,000	209,983,375

0.190%, due 11/19/09	88,024,000	88,015,638

Kitty Hawk Funding Corp.
0.270%, due 11/02/09	60,741,000	60,740,544

0.220%, due 11/05/09	188,000,000	187,995,404

Liberty Street Funding LLC
0.190%, due 11/23/09	25,000,000	24,997,097

0.210%, due 01/04/10	50,000,000	49,981,333

0.230%, due 01/21/10	50,000,000	49,974,125

0.230%, due 01/25/10	50,000,000	49,972,847

Market Street Funding LLC
0.280%, due 11/05/09	55,000,000	54,998,289

0.280%, due 11/16/09	85,000,000	84,990,083

0.280%, due 11/17/09	63,498,000	63,490,098

Old Line Funding Corp.
0.300%, due 11/10/09	51,329,000	51,325,150

0.190%, due 11/13/09	45,000,000	44,997,150

0.280%, due 11/16/09	62,392,000	62,384,721

Ranger Funding Co. LLC
0.200%, due 11/04/09	50,000,000	49,999,167

0.300%, due 11/06/09	200,000,000	199,991,667

0.240%, due 01/14/10	55,000,000	54,972,867

0.250%, due 01/14/10	45,000,000	44,976,875

0.240%, due 01/22/10	45,000,000	44,975,400

Regency Markets No. 1 LLC
0.210%, due 11/09/09	38,211,000	38,209,217

Salisbury Receivables Co. LLC
0.200%, due 11/05/09	50,000,000	49,998,889

0.190%, due 11/13/09	61,000,000	60,996,137

0.180%, due 12/01/09	110,000,000	109,983,500

Sheffield Receivables Corp.
0.190%, due 11/24/09	50,000,000	49,993,931

0.210%, due 01/13/10	100,000,000	99,957,417

0.210%, due 01/14/10	70,000,000	69,969,783

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
0.210%, due 01/15/10	$88,000,000	$87,961,500

0.210%, due 01/19/10	45,000,000	44,979,262

Thames Asset Global Securitization No. 1
0.200%, due 11/09/09	80,653,000	80,649,415

0.300%, due 11/09/09	52,549,000	52,545,497

0.200%, due 11/18/09	65,000,000	64,993,861

Thunderbay Funding
0.250%, due 12/03/09	149,544,000	149,510,768

0.230%, due 12/07/09	90,762,000	90,741,125

0.240%, due 01/06/10	29,358,000	29,345,082

Yorktown Capital LLC
0.300%, due 11/06/09	88,665,000	88,661,306

0.180%, due 11/18/09	34,000,000	33,997,110

0.180%, due 11/23/09	96,000,000	95,989,440

		4,222,066,442

Asset backed-securities—3.83%
Clipper Receivables Co. LLC
0.240%, due 11/13/09	250,000,000	249,980,000

0.250%, due 12/18/09	100,000,000	99,967,361

0.280%, due 01/15/10	150,000,000	149,912,500

Grampian Funding LLC
0.350%, due 01/22/10	40,000,000	39,968,111

0.350%, due 02/02/10	210,000,000	209,814,208

		749,642,180

Banking-non-US—7.45%
Banco Bilbao Vizcaya Argentaria SA
0.190%, due 12/03/09	132,900,000	132,877,555

0.190%, due 12/17/09	40,000,000	39,990,289

Bank of Nova Scotia
0.430%, due 11/17/09	50,000,000	49,990,445

Dnb NOR ASA
0.250%, due 11/19/09	50,000,000	49,993,750

0.250%, due 11/30/09	125,000,000	124,974,826

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Banking-non-US—(concluded)
Groupe BPCE
0.340%, due 11/30/09	$89,750,000	$89,725,419

0.280%, due 12/11/09	141,000,000	140,956,133

0.260%, due 12/24/09	150,000,000	149,942,583

0.270%, due 01/06/10	100,000,000	99,950,500

KBC Financial Products International Ltd.
0.420%, due 11/05/09	85,000,000	84,996,033

National Bank of Canada
0.290%, due 11/19/09	75,000,000	74,989,125

Svenska Handelsbanken
0.230%, due 01/27/10	185,000,000	184,897,171

Westpac Banking Corp.
0.450%, due 11/16/09	87,500,000	87,483,594

0.290%, due 01/11/10	149,500,000	149,414,494

		1,460,181,917

Banking-US—16.10%
Barclays US Funding Corp
0.230%, due 01/29/10	165,000,000	164,906,179

Calyon N.A., Inc.
0.270%, due 02/08/10	100,000,000	99,925,750

Danske Corp.
0.230%, due 11/04/09	140,000,000	139,997,317

0.170%, due 11/20/09	50,000,000	49,995,514

0.180%, due 11/30/09	93,300,000	93,286,471

0.270%, due 12/11/09	50,000,000	49,985,000

0.230%, due 01/04/10	150,000,000	149,938,667

Deutsche Bank Financial LLC
0.300%, due 11/12/09	250,000,000	249,977,083

0.230%, due 02/24/10	200,000,000	199,853,055

Dexia Delaware LLC
0.250%, due 11/13/09	250,000,000	249,979,167

0.280%, due 11/30/09	200,000,000	199,954,889

ING (US) Funding LLC
0.510%, due 01/08/10	12,500,000	12,487,958

0.455%, due 01/14/10	82,500,000	82,422,840

0.300%, due 01/27/10	100,000,000	99,927,500

0.300%, due 01/28/10	100,000,000	99,926,667

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Morgan (J.P.) Chase & Co.
0.500%, due 11/09/09	$100,000,000	$99,988,889

Morgan (J.P.) Chase Funding, Inc.
0.190%, due 12/21/09	200,000,000	199,947,222

0.200%, due 01/04/10	200,000,000	199,928,889

Nordea N.A., Inc.
0.180%, due 11/23/09	174,490,000	174,470,806

San Paolo IMI US Financial Co.
0.130%, due 11/02/09	200,000,000	199,999,278

0.240%, due 11/23/09	239,500,000	239,464,873

Societe Generale N.A., Inc.
0.270%, due 01/21/10	100,000,000	99,939,250

		3,156,303,264

Finance-noncaptive diversified—0.77%
General Electric Capital Corp.
0.200%, due 01/05/10	50,000,000	49,981,944

0.200%, due 01/11/10	100,000,000	99,960,556

		149,942,500

Food/beverage—0.25%
Nestle Capital Corp.
0.650%, due 02/16/10	50,000,000	49,903,403

Total commercial paper (cost—$10,063,008,511)		10,063,008,511

US master note—3.01%

Brokerage—3.01%
Banc of America Securities LLC
0.270%, due 11/02/09(2),(3) (cost—$590,000,000)	590,000,000	590,000,000

Short-term corporate obligations—1.79%

Banking-non-US—0.27%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(4)	53,000,000	53,000,000

Finance-noncaptive consumer—0.51%
General Electric Capital Corp.
0.354%, due 01/20/10(2)	100,000,000	99,984,928

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranationals—1.01%
International Finance Corp.
0.130%, due 11/02/09(1)	$100,000,000	$99,999,639

0.700%, due 06/08/10	98,000,000	98,000,000

		197,999,639

Total short-term corporate obligations (cost—$350,984,567)		350,984,567

Repurchase agreements—12.89%

Repurchase agreement dated 10/30/09 with Banc of America Securities, 0.060% due 11/02/09, collateralized by $191,940,000 Federal Home Loan Bank obligations, zero coupon to 1.625% due 04/05/10 to 11/21/12 and $103,191,000 Federal National Mortgage Association obligations, 5.000% due 04/15/15 to 05/11/17; (value—$306,000,140); proceeds: $300,001,500	300,000,000	300,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $12,000,000 Federal Agricultural Mortgage Corp. obligations, zero coupon due 12/04/09, $155,615,000 Federal Farm Credit Bank obligations, 0.464% due 02/11/10, $298,000,000 Federal Home Loan Bank obligations, zero coupon to 3.750% due 12/07/09 to 09/09/11, $128,174,000 Federal National Mortgage Association obligations, 5.250% due 08/01/12 and $45,000 Financing Corp. obligations, 10.350% due 08/03/18; (value—$612,000,390); proceeds: $600,003,000	600,000,000	600,000,000

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.060% due 11/02/09, collateralized by $300,225,000 Federal Home Loan Bank obligations, 3.375% to 3.625% due 06/24/11 to 09/16/11, $20,936,000 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 12/08/10 to 09/03/13 and $296,194,000 Federal National Mortgage Association obligations, 3.000% to 5.000% due 01/13/14 to 03/15/16; (value—$639,540,947); proceeds: $627,003,135	627,000,000	627,000,000

Repurchase agreement dated 10/30/09 with Goldman Sachs & Co., 0.060% due 11/02/09, collateralized by $502,348,000 Federal Farm Credit Bank obligations, zero coupon to 6.700% due 11/06/09 to 05/21/29; (value—$510,000,170); proceeds: $500,002,500	500,000,000	500,000,000

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.060% due 11/02/09, collateralized by $509,240,000 Federal Home Loan Bank obligations, 1.375% to 1.780% due 09/28/11 to 04/05/12; (value—$510,680,318); proceeds: $500,002,500	$500,000,000	$500,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $325,000 US Treasury Bills, zero coupon due 02/11/10; (value—$324,935); proceeds: $316,000	316,000	316,000

Total repurchase agreements (cost—$2,527,316,000)		2,527,316,000

Total investments (cost—$19,802,737,609 which approximates
cost for federal income tax purposes)—101.03%		19,802,737,609

Liabilities in excess of other assets—(1.03)%		(201,975,637)

Net assets—100.00%		$19,600,761,972

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2009, and reset periodically.
(3)	The security detailed in the table below, which represents 3.01% of net assets, is considered liquid and restricted as of October 31, 2009.

			Acquisition		10/31/09
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	10/31/09	of net
security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.270%, 11/02/09	10/31/09	$590,000,000	3.01%	$590,000,000	3.01%

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.27% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Acquisition date represents most recent reset date on variable rate securities.

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

Affiliated issuer activity
The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/09	10/31/09	10/31/09	10/31/09	10/31/09

UBS Private
Money Market
Fund LLC	$102,816,000	$184,033,500	$286,849,500	$0	$6,947

Issuer breakdown by country of origin

Percentage of total investments

United States	78.7%

France	7.3

United Kingdom	3.3

Canada	3.0

Australia	2.0

Belgium	1.4

Netherlands	1.1

Sweden	0.9

Norway	0.9

Spain	0.9

Germany	0.3

Finland	0.2

Total	100.0%

Weighted average maturity—54 days

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,586,789,581	$—	$3,586,789,581

Time deposit	—	272,000,000	—	272,000,000

Certificates of deposit	—	2,412,638,950	—	2,412,638,950

Commercial paper	—	10,063,008,511	—	10,063,008,511

US master note	—	590,000,000	—	590,000,000

Short-term corporate obligations	—	350,984,567	—	350,984,567

Repurchase agreements	—	2,527,316,000	—	2,527,316,000

Total	$—	$19,802,737,609	$—	$19,802,737,609

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Measurements at 10/31/09

Funding agreement

Assets
Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government obligations—36.99%

US Cash Management Bills
0.450%, due 04/01/10(1)	$150,000,000	$149,716,875

US Treasury Bills
0.002%, due 11/05/09(1)	300,000,000	299,999,933

0.265%, due 11/19/09(1)	150,000,000	149,980,125

0.630%, due 11/19/09(1)	100,000,000	99,968,500

0.315%, due 08/26/10(1)	100,000,000	99,739,664

0.450%, due 08/26/10(1)	35,000,000	34,869,625

0.380%, due 10/21/10(1)	96,000,000	95,641,280

US Treasury Notes
3.500%, due 11/15/09	33,000,000	33,042,866

3.125%, due 11/30/09	115,000,000	115,258,264

3.500%, due 12/15/09	100,000,000	100,384,944

2.125%, due 01/31/10	338,000,000	339,585,093

2.000%, due 02/28/10	622,300,000	625,642,452

4.500%, due 05/15/10	150,000,000	153,422,379

2.875%, due 06/30/10	100,000,000	101,483,953

2.750%, due 07/31/10	165,000,000	167,758,912

2.375%, due 08/31/10	97,000,000	98,472,572

2.000%, due 09/30/10	100,000,000	101,440,900

1.500%, due 10/31/10	30,000,000	30,315,340

Total US government obligations (cost—$2,796,723,677)		2,796,723,677

Repurchase agreements—62.84%

Repurchase agreement dated 10/30/09 with Banc of America Securities LLC, 0.050% due 11/02/09, collateralized by $125,514,300 US Treasury Bills, zero coupon due 02/11/10, $256,190,600 US Treasury Inflation Index Notes, 1.875% to 2.000% due 07/15/13 to 01/15/14 and $764,572,800 US Treasury Notes, 1.750% to 3.375% due 06/30/13 to 06/30/14; (value—$1,224,000,084); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $54,771,200 US Treasury Bonds, 4.500% due 08/15/39 and $1,034,251,500 US Treasury Notes, 2.375% to 3.750% due 03/31/16 to 11/15/18; (value—$1,122,000,027); proceeds: $1,100,005,500	1,100,000,000	1,100,000,000

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.050% due 11/02/09, collateralized by $356,089,400 US Treasury Bonds, 4.500% to 6.625% due 02/15/27 to 08/15/39, $210,626,800 US Treasury Inflation Index Bonds, 3.625% due 04/15/28, $238,542,700 US Treasury Inflation Index Notes, 1.625% due 01/15/18 and $245,456,000 US Treasury Notes, 4.000% to 5.000% due 04/15/10 to 02/15/11; (value—$1,276,836,034); proceeds: $1,251,805,216	$1,251,800,000	$1,251,800,000

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.050% due 11/02/09, collateralized by $2,480,221,600 US Treasury Bonds Principal Strips, 3.500% to 8.000% due 02/15/20 to 08/15/39, $289,310,000 US Treasury Coupon Strips, zero coupon due 02/15/20 to 02/15/26, $481,400 US Treasury Notes, 4.750% due 05/31/12 and $387,097,600 US Treasury Strips, zero coupon due 11/15/19 to 08/15/26; (value—$1,224,000,033); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $230,000 US Treasury Bills, zero coupon due 02/11/10; (value—$229,954); proceeds: $221,000	221,000	221,000

Total repurchase agreements (cost—$4,752,021,000)		4,752,021,000

Total investments (cost—$7,548,744,677 which approximates
cost for federal income tax purposes)—99.83%		7,548,744,677

Other assets in excess of liabilities—0.17%		12,805,697

Net assets—100.00%		$7,561,550,374

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—54 days

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,796,723,677	$—	$2,796,723,677

Repurchase agreements	—	4,752,021,000	—	4,752,021,000

Total	$—	$7,548,744,677	$—	$7,548,744,677

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—93.40%

Alabama—1.52%
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding (ExxonMobil Project),
0.230%, VRD	$1,000,000	$1,000,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.190%, VRD	5,000,000	5,000,000

Montgomery Industrial Development Board Pollution
Control & Solid Waste District Refunding
(General Electric Co. Project),
0.160%, VRD	26,500,000	26,500,000

		32,500,000

Alaska—0.01%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series B,
0.170%, VRD	200,000	200,000

Arizona—2.03%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.160%, VRD	25,800,000	25,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.250%, VRD	9,700,000	9,700,000

0.350%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.350%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.190%, VRD(1),(2)	3,750,000	3,750,000

		43,300,000

Colorado—1.18%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD(1),(2)	12,075,000	12,075,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.200%, VRD	$1,800,000	$1,800,000

Series C-1,
0.250%, VRD	910,000	910,000

Series C-6,
0.250%, VRD	5,400,000	5,400,000

Pitkin County Industrial Development Revenue Refunding
(Aspen Skiing Co. Project),
Series A,
0.250%, VRD	5,100,000	5,100,000

		25,285,000

Connecticut—0.79%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series Y-3,
0.150%, VRD	5,400,000	5,400,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.200%, VRD	1,575,000	1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.360%, VRD(1),(2)	9,925,000	9,925,000

		16,900,000

District of Columbia—0.93%
District of Columbia Revenue (Field School Project),
Series A,
0.270%, VRD	13,785,000	13,785,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.260%, VRD	6,175,000	6,175,000

		19,960,000

Florida—6.04%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2 (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,034,170

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Gainesville Utilities System Revenue,
Series A,
0.200%, VRD	$2,495,000	$2,495,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.360%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.210%, VRD	36,935,000	36,935,000

Series Three D-1,
0.210%, VRD	17,270,000	17,270,000

Series Three D-2-A,
0.200%, VRD	5,445,000	5,445,000

JEA Water & Sewer Revenue System,
Series B,
0.200%, VRD	5,400,000	5,400,000

Subseries B-1,
0.200%, VRD	41,980,000	41,980,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	7,500,000	7,500,000

		129,034,170

Georgia—2.47%
Atlanta Water & Wastewater Revenue,
0.220%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.260%, VRD(1),(2)	9,750,000	9,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.250%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series C5,
0.160%, VRD	3,000,000	3,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.260%, VRD	$4,000,000	$4,000,000

		52,750,000

Idaho—0.75%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,165,654

Power County Pollution Control Revenue (FMC Corp. Project),
0.280%, VRD	3,800,000	3,800,000

		15,965,654

Illinois—4.80%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.220%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.180%, VRD	4,000,000	4,000,000

Chicago (Neighborhoods Alive 21),
Series B,
0.180%, VRD	8,900,000	8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured),
6.750%, due 07/01/10	1,425,000	1,497,271

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.200%, VRD	12,000,000	12,000,000

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,163,346

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.200%, VRD	9,720,000	9,720,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.260%, VRD	14,680,000	14,680,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.180%, VRD	$12,500,000	$12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	3,045,000	3,045,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.150%, VRD	7,275,000	7,275,000

Illinois Finance Authority Revenue
(Northwestern Memorial Hospital),
Series A-1,
0.200%, VRD	3,685,000	3,685,000

Illinois Finance Authority Revenue
(University of Chicago Medical Center),
Series E-1,
0.200%, VRD	6,500,000	6,500,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.310%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.200%, VRD	4,990,000	4,990,000

		102,455,617

Indiana—3.00%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.280%, VRD	4,440,000	4,440,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.200%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.200%, VRD	16,600,000	16,600,000

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (NATL-RE Insured),
0.310%, VRD(1),(2)	4,690,000	4,690,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.160%, VRD	$16,100,000	$16,100,000

Purdue University Revenues (Student Facilities System),
Series A,
0.170%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,631,058

		64,061,058

Iowa—0.35%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.200%, VRD	2,960,000	2,960,000

Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	4,500,000	4,521,790

		7,481,790

Kansas—0.71%
Kansas State Department of Transportation Highway
Revenue Refunding,
Series B-2,
0.130%, VRD	10,000,000	10,000,000

Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	5,120,000	5,185,277

		15,185,277

Kentucky—1.96%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.200%, VRD	8,700,000	8,700,000

Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.200%, VRD	1,880,000	1,880,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.350%, VRD	$7,000,000	$7,000,000

Shelby County Lease Revenue,
Series A,
0.200%, VRD	13,705,000	13,705,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.200%, VRD	5,565,000	5,565,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.220%, VRD	4,945,000	4,945,000

		41,795,000

Maine—0.14%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.310%, VRD(1),(2)	2,985,000	2,985,000

Maryland—3.23%
Easton Revenue (William Hill Manor),
Series C,
0.260%, VRD	3,305,000	3,305,000

Maryland Economic Development Corp. Revenue
(Howard Hughes Medical),
Series A,
0.200%, VRD	10,000,000	10,000,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.170%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.270%, VRD	21,665,000	21,665,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	12,915,000	12,915,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Series A-7,
0.260%, VRD	$7,100,000	$7,100,000

		68,985,000

Massachusetts—5.62%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.150%, VRD	5,560,000	5,560,000

Series U-6E,
0.190%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.200%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.200%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.150%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.210%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.200%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
0.200%, VRD	15,000,000	15,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series I-1,
0.200%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Series I-2,
0.170%, VRD	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.200%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.130%, VRD	18,275,000	18,275,000

Massachusetts Health & Educational Facilities Authority
Revenue (Williams College),
Series I,
0.200%, VRD	4,874,000	4,874,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.200%, VRD	4,000,000	4,000,000

		120,025,000

Michigan—3.71%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.200%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.200%, VRD	4,000,000	4,000,000

Series B-3,
0.200%, VRD	7,800,000	7,800,000

Series B-4,
0.200%, VRD	10,500,000	10,500,000

Series B-6,
0.200%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.280%, VRD	$5,000,000	$5,000,000

Series B,
0.200%, VRD	7,600,000	7,600,000

University of Michigan University Revenues
Refunding (Hospital),
Series A-2,
0.280%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.280%, VRD	14,465,000	14,465,000

University of Michigan University Revenues,
Series B,
0.150%, VRD	6,000,000	6,000,000

		79,265,000

Minnesota—2.25%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.200%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.220%, VRD	1,540,000	1,540,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,857,651

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.170%, VRD	6,250,000	6,250,000

Series D (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

Series E (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

St. Cloud Health Care Revenue Refunding
(Cenracare Health Services),
Series A,
0.200%, VRD	6,400,000	6,400,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
University of Minnesota Refunding,
Series A,
0.180%, VRD	$14,495,000	$14,495,000

University of Minnesota,
Series A,
0.200%, VRD	3,500,000	3,500,000

		48,042,651

Mississippi—0.37%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.150%, VRD	400,000	400,000

Series B,
0.380%, VRD	2,500,000	2,500,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.260%, VRD	5,000,000	5,000,000

		7,900,000

Missouri—2.69%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.280%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (Baptist College),
0.200%, VRD	4,100,000	4,100,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.200%, VRD	4,675,000	4,675,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
0.180%, VRD	500,000	500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.160%, VRD	600,000	600,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (Bethesda Health Group),
Series A,
0.200%, VRD	$2,000,000	$2,000,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
0.260%, VRD	1,500,000	1,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.180%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.200%, VRD	23,275,000	23,275,000

Series B,
0.200%, VRD	5,100,000	5,100,000

		57,450,000

Montana—0.95%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.200%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.260%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.46%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.200%, VRD	9,800,000	9,800,000

New Hampshire—0.88%
Merrimack County Tax Anticipation Notes,
1.750%, due 12/30/09	8,500,000	8,506,842

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.200%, VRD	$9,400,000	$9,400,000

Series A,
0.160%, VRD	900,000	900,000

		18,806,842

New Mexico—0.50%
New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.200%, VRD	10,700,000	10,700,000

New York—8.95%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.220%, VRD	6,400,000	6,400,000

New York City Municipal Finance Authority Water & Sewer Systems
Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.200%, VRD(1),(2)	5,480,000	5,480,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.200%, VRD	18,200,000	18,200,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.510%, VRD(1),(2)	20,395,000	20,395,000

New York Dormitory Authority Revenues
(Citigroup ROCS, Series RR-II-R-11560),
0.200%, VRD(1),(2)	2,070,000	2,070,000

New York Dormitory Authority Revenues Non State
Supported Debt (Columbia University),
Series A,
0.200%, VRD	12,500,000	12,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.200%, VRD	$9,500,000	$9,500,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.200%, VRD	17,000,000	17,000,000

New York,
Series C,
0.200%, VRD	1,700,000	1,700,000

Subseries A-7,
0.200%, VRD	4,500,000	4,500,000

Subseries E-2,
0.200%, VRD	6,000,000	6,000,000

Subseries H-4,
0.150%, VRD	4,000,000	4,000,000

Subseries J-5,
0.240%, VRD	29,300,000	29,300,000

Subseries L-4,
0.170%, VRD	11,300,000	11,300,000

Subseries L-5,
0.240%, VRD	2,800,000	2,800,000

		191,095,000

North Carolina—4.60%
Guilford County,
Series B,
0.250%, VRD	5,000,000	5,000,000

Mecklenburg County,
Series B,
0.220%, VRD	8,970,000	8,970,000

New Hanover County (School),
0.270%, VRD	3,025,000	3,025,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.260%, VRD	5,925,000	5,925,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project),
Series A,
0.200%, VRD	$4,250,000	$4,250,000

0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.220%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.180%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation
(Downtown Improvement Project),
Series B-1,
0.220%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.200%, VRD	11,735,000	11,735,000

Wake County,
Series B,
0.240%, VRD	2,300,000	2,300,000

		98,270,000

Ohio—4.81%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.200%, VRD	3,000,000	3,000,000

Columbus (Sanitation Sewer),
Series 1,
0.200%, VRD	5,000,000	5,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.200%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.200%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.230%, VRD	20,300,000	20,300,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio (Common Schools),
Series D,
0.240%, VRD	$14,600,000	$14,600,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.250%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.200%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.200%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.200%, VRD	6,135,000	6,135,000

		102,775,000

Oklahoma—0.66%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.260%, VRD	14,100,000	14,100,000

Oregon—0.44%
Oregon Health Sciences University Revenue,
Series B-1,
0.190%, VRD	6,000,000	6,000,000

Series B-2,
0.200%, VRD	3,300,000	3,300,000

		9,300,000

Pennsylvania—3.74%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.180%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.180%, VRD	5,900,000	5,900,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.210%, VRD	4,500,000	4,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Emmaus General Authority Revenue,
Subseries F-22,
0.240%, VRD	$2,600,000	$2,600,000

Geisinger Authority Health System (Geisinger Health System),
Series C,
0.160%, VRD	23,400,000	23,400,000

Montgomery County,
Series A,
0.180%, VRD	6,595,000	6,595,000

Philadelphia School District Refunding,
Series C,
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.200%, VRD	9,000,000	9,000,000

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,170,000	5,170,000

		79,965,000

Puerto Rico—0.44%
Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.150%, VRD	9,300,000	9,300,000

South Carolina—0.29%
South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series D,
0.260%, VRD	3,065,000	3,065,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.220%, VRD	3,150,000	3,150,000

		6,215,000

Tennessee—1.80%
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.150%, VRD	11,850,000	11,850,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.200%, VRD	$1,600,000	$1,600,000

0.230%, VRD	20,000,000	20,000,000

Sevier County Public Building Authority
(Local Government Public Improvement),
Series B-1,
0.260%, VRD	5,000,000	5,000,000

		38,450,000

Texas—10.68%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.210%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.200%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	12,000,000	12,000,000

Frisco Certificates of Obligation
(Barclays Capital Municipal Trust Receipts,
Series 188) (FSA Insured),
0.190%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.180%, VRD	11,860,000	11,860,000

Harris County Health Facilities Development Corp.
Hospital Revenue (Baylor College Medicine),
Series B,
0.200%, VRD	10,600,000	10,600,000

Harris County Refunding (Toll Road Senior Lien),
Series B2 (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,082,469

Harris County Tax Anticipation Notes,
1.500%, due 02/25/10	3,000,000	3,010,454

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series B,
0.200%, VRD	6,700,000	6,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.200%, VRD	$5,945,000	$5,945,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.200%, VRD	7,700,000	7,700,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.220%, VRD	33,950,000	33,950,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.210%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs, Series 3238),
0.200%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.260%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.200%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,085,543

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.260%, VRD	3,020,000	3,020,000

University of Texas Permanent University Fund System,
Series A,
0.150%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.160%, VRD	22,425,000	22,425,000

0.200%, VRD	17,270,000	17,270,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.200%, VRD	$2,300,000	$2,300,000

Series B,
0.200%, VRD	16,465,000	16,465,000

		228,008,466

Utah—0.65%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.250%, VRD	13,800,000	13,800,000

Vermont—0.80%
Winooski Special Obligation Refunding,
Series A,
0.210%, VRD	17,000,000	17,000,000

Virginia—3.24%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series B,
0.180%, VRD	1,600,000	1,600,000

Series D,
0.150%, VRD	3,325,000	3,325,000

Series F,
0.200%, VRD	17,450,000	17,450,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series C,
0.180%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.220%, VRD	22,675,000	22,675,000

Virginia University Health System Authority Revenue (General),
Series C,
0.170%, VRD	8,875,000	8,875,000

		69,215,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—3.55%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.200%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC Insured TCRs),
0.310%, VRD(1),(2)	14,150,000	14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.200%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater Certificates,
Series 2170) (FSA Insured),
0.210%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,040,738

Series B,
2.000%, due 08/05/10	4,000,000	4,046,401

Washington (Citigroup ROCS, Series RR-II-R-11145)
(FSA Insured),
0.210%, VRD(1),(2)	6,760,000	6,760,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.240%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
0.200%, VRD	10,865,000	10,865,000

Washington (JP Morgan PUTTERs, Series 2650Z) (FSA Insured),
0.230%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(FSA Insured),
0.210%, VRD(1),(2)	4,965,000	4,965,000

		75,717,139

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—1.21%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,788,579

Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care),
Series B,
0.190%, VRD	10,000,000	10,000,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.200%, VRD	4,040,000	4,040,000

		25,828,579

Wyoming—0.20%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.190%, VRD	3,700,000	3,700,000

Series B,
0.200%, VRD	600,000	600,000

		4,300,000

Total municipal bonds and notes (cost—$1,994,572,243)		1,994,572,243

Tax-exempt commercial paper—5.86%

California—0.94%
Kaiser Permanente,
0.380%, due 12/09/09	15,000,000	15,000,000

Orange County Teeter Plan,
0.250%, due 11/04/09	5,000,000	5,000,000

		20,000,000

Illinois—0.09%
Illinois Educational Facilities Authority Revenue,
0.380%, due 12/10/09	2,000,000	2,000,000

Maryland—1.43%
Baltimore County,
0.250%, due 11/02/09	25,000,000	25,000,000

0.350%, due 12/01/09	5,500,000	5,500,000

		30,500,000

Massachusetts—0.38%
Harvard University,
0.300%, due 11/30/09	8,184,000	8,184,000

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Minnesota—1.06%
Mayo Clinic,
0.350%, due 12/01/09	$5,000,000	$5,000,000

0.300%, due 12/15/09	17,600,000	17,600,000

		22,600,000

Ohio—0.47%
Cleveland Clinic,
0.350%, due 02/17/10	10,000,000	10,000,000

Texas—0.42%
Methodist Hospital,
0.300%, due 11/17/09	9,000,000	9,000,000

Virginia—0.50%
University of Virginia,
0.330%, due 11/04/09	10,650,000	10,650,000

Wyoming—0.57%
PacificCorp.,
0.350%, due 01/07/10	12,225,000	12,225,000

Total tax-exempt commercial paper (cost—$125,159,000)		125,159,000

Money market fund(3)—0.70%

Blackrock Provident Municipal Fund,
0.179% (cost—$14,900,000)	14,900,000	14,900,000

Total investments (cost—$2,134,631,243 which approximates
cost for federal income tax purposes)—99.96%		2,134,631,243

Other assets in excess of liabilities—0.04%		853,105

Net assets—100.00%		$2,135,484,348

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.62% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rate shown reflects yield at October 31, 2009.

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2009 and reset periodically.

Weighted average maturity—15 days

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,994,572,243	$—	$1,994,572,243

Tax-exempt commercial paper	—	125,159,000	—	125,159,000

Money market fund	—	14,900,000	—	14,900,000

Total	$—	$2,134,631,243	$—	$2,134,631,243

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.20	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	36 days	52 days

Net assets (bln)	$19.6	$19.6	$10.8

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Commercial paper	51.3%	44.8%	31.6%

US government and agency obligations	18.3	17.8	26.1

Repurchase agreements	12.9	12.0	4.7

Certificates of deposit	12.3	14.7	12.4

US master note	3.0	2.0	3.3

Short-term corporate obligations	1.8	5.5	13.0

Time deposit	1.4	1.2	1.7

Bank notes	—	1.4	4.6

Funding agreement	—	1.3	2.4

Money market funds	—	0.5	0.0 (3)

Other assets less liabilities	(1.0)	(1.2)	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

75

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	37 days	51 days

Net assets (bln)	$7.6	$10.7	$10.1

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Repurchase agreements	62.8%	44.7%	51.5%

US government obligations	37.0	55.2	48.5

Other assets less liabilities	0.2	0.1	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

76

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	15 days	14 days	40 days

Net assets (bln)	$2.1	$2.8	$3.2

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Municipal bonds and notes	93.4%	87.0%	78.4%

Tax-exempt commercial paper	5.9	8.5	8.8

Money market funds	0.7	4.2	7.2

Other assets less liabilities	0.0 (3)	0.3	5.6

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations	For the six months ended
October 31, 2009
(unaudited)

Prime Master Fund

Investment income:
Interest	$46,106,393

Affiliated securities lending income	6,947

46,113,340

Expenses:
Investment advisory and administration fees	10,120,474

Trustees’ fees	41,603

Net expenses	10,162,077

Net investment income	35,951,263

Net realized gain from investment activities	124,910

Net increase in net assets resulting from operations	$36,076,173

Treasury Master Fund

Investment income:
Interest	$12,239,483

Expenses:
Investment advisory and administration fees	4,632,559

Trustees’ fees	21,837

Net expenses	4,654,396

Net investment income	7,585,087

Net realized gain from investment activities	96,259

Net increase in net assets resulting from operations	$7,681,346

Tax-Free Master Fund

Investment income:
Interest	$4,269,668

Expenses:
Investment advisory and administration fees	1,243,540

Trustees’ fees	10,807

Interest expense	1,601

Net expenses	1,255,948

Net investment income	3,013,720

Net realized gain from investment activities	43,255

Net increase in net assets resulting from operations	$3,056,975

See accompanying notes to financial statements

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the
	six months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

Prime Master Fund

From operations:
Net investment income	$35,951,263	$291,333,214

Net realized gain (loss) from investment activities	124,910	(95,374)

Net increase in net assets resulting from operations	36,076,173	291,237,840

Net increase (decrease) in net assets from
beneficial interest transactions	(43,201,019)	5,368,548,119

Net increase (decrease) in net assets	(7,124,846)	5,659,785,959

Net assets:
Beginning of period	19,607,886,818	13,948,100,859

End of period	$19,600,761,972	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$7,585,087	$69,464,085

Net realized gains from investment activities	96,259	3,665

Net increase in net assets resulting from operations	7,681,346	69,467,750

Net increase (decrease) in net assets from
beneficial interest transactions	(3,146,028,300)	3,919,045,621

Net increase (decrease) in net assets	(3,138,346,954)	3,988,513,371

Net assets:
Beginning of period	10,699,897,328	6,711,383,957

End of period	$7,561,550,374	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$3,013,720	$45,352,482

Net realized gains from investment activities	43,255	187,651

Net increase in net assets resulting from operations	3,056,975	45,540,133

Net increase (decrease) in net assets from
beneficial interest transactions	(637,612,794)	82,384,475

Net increase (decrease) in net assets	(634,555,819)	127,924,608

Net assets:
Beginning of period	2,770,040,167	2,642,115,559

End of period	$2,135,484,348	$2,770,040,167

See accompanying notes to financial statements

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the six
	months ended		For the	For the period
	October 31, 2009		year ended	August 28, 2007(1) to
	(unaudited)		April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$19,600,762		$19,607,887	$13,948,101

Expenses to average net assets	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.35	%(2)	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$7,561,550		$10,699,897	$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.16	%(2)	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,135,484		$2,770,040	$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.24	%(2)	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,660,531, $668,345 and $181,976, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2009, UBS Global AM owed $23,994, $11,899 and $7,288 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2009, UBS Global AM has agreed to reimburse Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$58,452,817,574

Treasury Master Fund	149,619,958,632

Tax-Free Master Fund	499,898,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Funds’ lending agent. At October 31, 2009 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $4,952,412 for 16 days with a related weighted average annualized interest rate of 0.727%, which resulted in $1,601 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2009, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$260,072,739

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2009	April 30, 2009

Contributions	$17,891,471,976	$33,455,610,806

Withdrawals	(17,934,672,995)	(28,087,062,687)

Net increase (decrease) in beneficial interest	$(43,201,019)	$5,368,548,119

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2009	April 30, 2009

Contributions	$5,126,385,303	$19,523,208,625

Withdrawals	(8,272,413,603)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,146,028,300)	$3,919,045,621

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2009	April 30, 2009

Contributions	$718,748,186	$4,111,522,730

Withdrawals	(1,356,360,980)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(637,612,794)	$82,384,475

Subsequent events
Management has evaluated the effect of subsequent events on the Master Funds’ financial statements through December 28, 2009, the date of issuance of the Master Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Master Funds’ financial statements through this date other than the following.

Effective December 16, 2009, through January 31, 2010, UBS Global AM will voluntarily waive 0.02% of its management fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses will be reduced to 0.08% through January 31, 2010, at which point the waivers would be phased out over several days.

87

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

88

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 15-16, 2009, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other

89

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual

90

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

91

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the first quintile and its total expenses were in the fourth quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. Management noted that the Prime Investor Feeder Fund has been in operation for less than a year and, therefore, this Feeder Fund’s assets under management relative to its Expense Group are significantly less, which resulted in the Feeder Fund’s relatively higher non-management fees when compared to its Expense Group. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s

92

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group’s median. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

93

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2009 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2009. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and five-year periods and in the first quintile for the three- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s performance

94

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the fourth quintile since inception. It was noted that Treasury Investor Feeder Fund had less than one year’s performance data and was relatively small in size.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund’s and Tax-Free Preferred Feeder Fund’s performance were in the fourth quintile for the one-year period and in the third quintile since inception. The Lipper information showed that the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile since inception. It was noted that Tax-Free Investor Feeder Fund had less than one year’s performance data and was relatively small in size. UBS Global AM noted that Tax-Free Master Fund had been managed conservatively for much of its relatively brief life, especially given the impact of the recent credit crisis on the municipals sector.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of

95

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

96

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer
Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President
Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Semiannual Report
October 31, 2009

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

December 15, 2009

Dear shareholder,
We present you with the semiannual report for the UBS Select Preferred Series of Funds, namely the UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2009.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.13% as of October 31, 2009, versus 0.64% as of April 30, 2009.

•	UBS Select Treasury Preferred Fund: 0.01% as of October 31, 2009, versus 0.14% as of April 30, 2009.

•	UBS Select Tax-Free Preferred Fund: 0.09% as of October 31, 2009, versus 0.39% as of April 30, 2009.

During the reporting period, the Federal Reserve Board continued to keep the federal funds rate at an extremely low level given its continued concerns regarding the US economy. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) As a result, yields of the securities in which each Fund invests remained low, which contributed to each Fund’s modest yields.

UBS Select Prime
Preferred Fund

UBS Select Treasury
Preferred Fund

Investment goals
(both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 11.

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Economic growth in the US showed some improvement during the reporting period. Following a steep decline of 6.4% during the first quarter of 2009—prior to the beginning of the reporting period—GDP fell at a more modest pace in the ensuing months, turning in a decline of 0.7% for the second quarter of 2009. This relatively better reading was largely the result of smaller declines in exports and business spending. The estimate for third quarter 2009 GDP, however, showed an increase of 2.8%—a turnaround due, in large part, to the government’s $787 billion stimulus program.

Q.	How did the Federal Reserve Board (the “Fed”) react to this economic environment?
A.	Throughout the reporting period, the Fed maintained its highly accommodative monetary policy as it sought to further stabilize the financial markets and stimulate economic growth. For example, the Fed continued to directly purchase US Treasuries and agency mortgage- backed securities in an attempt to keep interest rates low and to resuscitate the long-ailing housing market.

The Fed kept the fed funds rate within a range of 0.00% to 0.25%—a historic low. The Fed maintained this rate throughout the entire reporting period, indicating at its November 2009 meeting that it expects to continue to do so in anticipation of economic conditions that are “likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund,” investing all of its assets in “master funds”—the Prime Master Fund, the Treasury Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the master funds.

2

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

•	In the master fund in which UBS Select Prime Preferred Fund invests, we sought to maintain a high degree of liquidity in order to minimize pricing volatility and to meet redemption requests. At the start of the reporting period, we did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months. As the reporting period continued and the credit markets stabilized, however, we increased the Fund’s weighted average maturity significantly, from 36 days as of the end of April, to 54 days at period end.

At the security level, we maintained a greater than usual level of diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one nongovernment issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

We increased the Fund’s exposure to commercial paper over the six-month period. In addition, we decreased the Fund’s exposure to certificates of deposit and US government and agency obligations, while increasing its exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

•	In the master fund in which UBS Select Treasury Preferred Fund invests, we began the reporting period with an emphasis on investments in Treasury securities. This was due to the flights to quality that had occurred in the financial market. As the reporting period progressed, we switched our emphasis to repurchase agreements backed by Treasury obligations. The yields provided by these securities were generally higher than direct investments in Treasuries, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity. However, although we decreased the Fund’s direct exposure to Treasuries, the Fund’s weighted average maturity nonetheless rose during the period, from 37 days at the end of April, up to 54 days at period end. This was due to the fact that we targeted the six-month to one-year area of the yield curve for new purchases, given our expectations for low interest rates and limited supply in the front end of the curve.

3

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

• In the master fund in which UBS Select Tax-Free Preferred Fund invests, we increased its weighted average maturity from 14 to 15 days. We continued to emphasize variable rate demand notes,(1) also known as ”VRDNs,” and increased our exposure to these securities during the reporting period as they provided a high degree of liquidity. In particular, we favored VRDNs offered by high quality providers and investments in self-liquidity VRDNs.(2) We avoided VRDNs that had relatively weaker letters of credit and liquidity providers, such as those offered by regional banks.

Elsewhere in the portfolio, we added to our fixed rate note exposure when existing holdings matured. However, given our desire to increase the diversification in the master fund’s portfolio, overall, our allocation to fixed rate notes declined during the period. We also pared our exposure to tax-exempt commercial paper. Within the tax-exempt commercial paper market, we shifted our emphasis from securities maturing in one month to those maturing in three months, as the latter allowed us to capture incremental yields.

Finally, as a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities. We reduced this exposure as market conditions permitted.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low for a prolonged period of time. While there has been increased appetite for non-Treasury securities, and their spreads have narrowed considerably, we are mindful of the tenuous nature of this

(1)	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, securities at par with seven days’ notice—or, in some cases, one day’s notice.

(2)	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

4

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

economic recovery. (Spread is the difference between the yields paid on US Treasury bonds and other securities.) In addition, while uncertainty in the markets has diminished, it has not yet been banished entirely and has not returned to pre-crisis levels.

The US unemployment rate took a larger-than-expected leap from 9.8% in September 2009 to 10.2% in October, its highest level in over 26 years. While the US economy continues to feel the pain of the recession, a few indicators, including the housing market, as well as manufacturing and consumer confidence, have begun to show some signs of improvement, and the unemployment rate decreased slightly in November.

Special note regarding the UBS Select Tax-Free Institutional Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues and weaker letter of credit and liquidity providers most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio. As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

5

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,** please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Head—Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2009. The views and opinions in the letter were current as of December 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

A note about the Temporary Guarantee Program for Money Market Funds
Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Funds participated in the Program from the Program’s inception in the fall of 2008 until it expired on September 18, 2009. Under the Program, the US Treasury guaranteed the share price of any publicly offered eligible money market mutual fund that applied and was accepted into it. Shareholders in money market funds enrolled in the Program were covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. The Funds did not encounter circumstances triggering a need to invoke the guarantee provided by the Program. The Funds have maintained a net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and have continued to seek their stated goals. We were pleased the Funds participated in the Program to provide an added level of protection for covered shareholders, until it expired. We want to reassure shareholders of the following:

• The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

• UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

When the Program was introduced, it had an initial termination date of December 18, 2008. UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund each paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program

*	An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

7

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

A note about the Temporary Guarantee Program for Money Market Funds (concluded)
coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, finally, through September 18, 2009. UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund each paid an additional fee calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost was absorbed by the Funds as a fund expense, to the extent not offset by UBS Global Asset Management (Americas) Inc.’s fee waivers/voluntary expense reimbursements.

8

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

9

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Preferred Fund
			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	05/01/09 to	during the
	May 1, 2009	October 31, 2009	10/31/09	period

Actual	$1,000.00	$1,001.50	$0.76	0.15%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

UBS Select Treasury Preferred Fund
			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	05/01/09 to	during the
	May 1, 2009	October 31, 2009	10/31/09	period

Actual	$1,000.00	$1,000.50	$0.81	0.16%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.40	0.82	0.16

UBS Select Tax-Free Preferred Fund
			Expenses paid
	Beginning	Ending	during period(2)	Expense ratio
	account value	account value	05/01/09 to	during the
	May 1, 2009	October 31, 2009	10/31/09	period

Actual	$1,000.00	$1,000.70	$0.96	0.19%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.25	0.97	0.19

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

10

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.13%	0.64%	2.67%

Seven-day effective yield(1)	0.13	0.64	2.70

Weighted average maturity(2)	54 days	36 days	52 days

Net assets (mm)	$4,783.9	$3,638.2	$1,012.3

UBS Select Treasury Preferred Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.01%	0.14%	0.59%

Seven-day effective yield(1)	0.01	0.14	0.59

Weighted average maturity(2)	54 days	37 days	51 days

Net assets (mm)	$1,614.0	$2,838.5	$2,513.0

UBS Select Tax-Free Preferred Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.09%	0.39%	1.43%

Seven-day effective yield(1)	0.09	0.39	1.44

Weighted average maturity(2)	15 days	14 days	40 days

Net assets (mm)	$315.6	$260.6	$138.9

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

11

UBS Select Prime Preferred Fund

Statement of assets and liabilities—October 31, 2009
(unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$4,784,670,515 which approximates cost for federal income tax purposes)	$4,784,670,515

Liabilities:
Dividends payable to shareholders	564,732

Payable to affiliates	165,044

Total liabilities	729,776

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 4,783,881,051 outstanding	4,783,881,051

Accumulated net realized gain from investment activities	59,688

Net assets	$4,783,940,739

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Treasury Preferred Fund

Statement of assets and liabilities—October 31, 2009
(unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$1,614,120,642 which approximates cost for federal income tax purposes)	$1,614,120,642

Liabilities:
Payable to affiliates	54,425

Dividends payable to shareholders	34,893

Total liabilities	89,318

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,614,007,669 outstanding	1,614,007,669

Accumulated net realized gain from investment activities	23,655

Net assets	$1,614,031,324

Net asset value per share	$1.00

See accompanying notes to financial statements

13

UBS Select Tax-Free Preferred Fund

Statement of assets and liabilities—October 31, 2009
(unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$315,607,313 which approximates cost for federal income tax purposes)	$315,607,313

Liabilities:
Dividends payable to shareholders	27,394

Payable to affiliates	6,719

Total liabilities	34,113

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 315,559,467 outstanding	315,559,422

Accumulated net realized gain from investment activities	13,778

Net assets	$315,573,200

Net asset value per share	$1.00

See accompanying notes to financial statements

14

UBS Select Prime Preferred Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$9,584,752

Securities lending income allocated from Master	1,418

Expenses allocated from Master	(2,152,511)

Net investment income allocated from Master	7,433,659

Expenses:
Administration fees	1,706,409

US Treasury Temporary Guarantee Program Participation fees	141,682

Trustees’ fees	15,319

1,863,410

Less: Fee waivers by administrator	(860,864)

Net expenses	1,002,546

Net investment income	6,431,113

Net realized gain from investment activities allocated from Master	27,033

Net increase in net assets resulting from operations	$6,458,146

See accompanying notes to financial statements

15

UBS Select Treasury Preferred Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$3,132,517

Expenses allocated from Master	(1,188,148)

Net investment income allocated from Master	1,944,369

Expenses:
Administration fees	940,271

US Treasury Temporary Guarantee Program Participation fees	268,723

Trustees’ fees	10,203

1,219,197

Less: Fee waivers by administrator	(481,965)

Net expenses	737,232

Net investment income	1,207,137

Net realized gain from investment activities allocated from Master	23,655

Net increase in net assets resulting from operations	$1,230,792

See accompanying notes to financial statements

16

UBS Select Tax-Free Preferred Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$418,720

Expenses allocated from Master	(125,565)

Net investment income allocated from Master	293,155

Expenses:
Administration fees	93,656

US Treasury Temporary Guarantee Program Participation fees	63,546

Trustees’ fees	6,797

163,999

Less: Fee waivers by administrator	(51,086)

Net expenses	112,913

Net investment income	180,242

Net realized gain from investment activities allocated from Master	4,362

Net increase in net assets resulting from operations	$184,604

See accompanying notes to financial statements

17

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the six
	months ended
	October 31, 2009	For the year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$6,431,113	$34,005,309

Net realized gains from investment activities	27,033	32,469

Net increase in net assets resulting from operations	6,458,146	34,037,778

Dividends to shareholders from:
Net investment income	(6,431,113)	(34,005,309)

Net increase in net assets from beneficial interest transactions	1,145,699,409	2,690,713,814

Net increase in net assets	1,145,726,442	2,690,746,283

Net assets:
Beginning of period	3,638,214,297	947,468,014

End of period	$4,783,940,739	$3,638,214,297

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

18

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the six
	months ended
	October 31, 2009	For the year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$1,207,137	$14,672,193

Net realized gains from investment activities	23,655	843

Net increase in net assets resulting from operations	1,230,792	14,673,036

Dividends and distributions to shareholders from:
Net investment income	(1,207,137)	(14,672,193)

Net realized gain from investment activities	—	(46,500)

Total dividends and distributions to shareholders	(1,207,137)	(14,718,693)

Net increase (decrease) in net assets from beneficial interest transactions	(1,224,481,304)	1,742,559,721

Net increase (decrease) in net assets	(1,224,457,649)	1,742,514,064

Net assets:
Beginning of period	2,838,488,973	1,095,974,909

End of period	$1,614,031,324	$2,838,488,973

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

19

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the six
	months ended
	October 31, 2009	For the year ended
	(unaudited)	April 30, 2009

From operations:
Net investment income	$180,242	$3,128,447

Net realized gains from investment activities	4,362	15,624

Net increase in net assets resulting from operations	184,604	3,144,071

Dividends and distributions to shareholders from:
Net investment income	(180,242)	(3,128,447)

Net realized gain from investment activities	—	(28,265)

Total dividends and distributions to shareholders	(180,242)	(3,156,712)

Net increase in net assets from beneficial interest transactions	55,002,479	196,956,368

Net increase in net assets	55,006,841	196,943,727

Net assets:
Beginning of period	260,566,359	63,622,632

End of period	$315,573,200	$260,566,359

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

20

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the	For the period
	October 31, 2009		year ended	August 28, 2007(1) to
	(unaudited)		April 30, 2009	April 30, 2008

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income	0.002		0.020	0.029

Dividends from net investment income	(0.002)		(0.020)	(0.029)

Net asset value, end of period	$1.00		$1.00	$1.00

Total investment return(2)	0.15%		1.99%	2.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$4,783,941		$3,638,214	$947,468

Expenses to average net assets, net of fee waivers by administrator(3)	0.15	%(4)	0.15%	0.14	%(4)

Expenses to average net assets, before fee waivers by administrator(3)	0.19	%(4)	0.19%	0.18	%(4)

Net investment income to average net assets(3)	0.30	%(4)	1.64%	3.95	%(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

21

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the		For the period
	October 31, 2009		year ended		August 28, 2007(1) to
	(unaudited)		April 30, 2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.000	(2)	0.009		0.022

Dividends from net investment income	(0.000	)(2)	(0.009)		(0.022)

Distributions from net realized gain from investment activities	—		(0.000	)(2)	—

Total dividends and distributions	(0.000	)(2)	(0.009)		(0.022)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.05%		0.91%		2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,614,031		$2,838,489		$1,095,975

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.16	%(5)	0.16%		0.14	%(5)

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.20	%(5)	0.20%		0.18	%(5)

Net investment income to average net assets(4)	0.10	%(5)	0.67%		2.72	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

22

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the		For the period
	October 31, 2009		year ended		August 28, 2007(1) to
	(unaudited)		April 30, 2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.001		0.010		0.020

Dividends from net investment income	(0.001)		(0.010)		(0.020)

Distributions from net realized gain from investment activities	—		(0.000	)(2)	—

Total dividends and distributions	(0.001)		(0.010)		(0.020)

Net asset value, end of period	$1.00		$1.00		$1.00

Total investment return(3)	0.07%		1.31%		1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$315,573		$260,566		$63,623

Expenses to average net assets, net of fee waivers by advisor/administrator(4)	0.19	%(5)	0.13%		0.04	%(5)

Expenses to average net assets, before fee waivers by advisor/administrator(4)	0.23	%(5)	0.22%		0.08	%(5)

Net investment income to average net assets(4)	0.14	%(5)	1.32%		3.05	%(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

23

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (24.41% for Prime Preferred Fund, 21.35% for Treasury Preferred Fund and 14.78% for Tax-Free Preferred Fund at October 31, 2009). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

24

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and

25

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At October 31, 2009, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $349,204, $127,252, and $20,875, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At October 31, 2009, UBS Global AM owed $9,558, $5,731 and $3,719 for independent trustees fees to Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2010. At

26

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

October 31, 2009, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $174,602, $63,626 and $10,437 for fee waivers, respectively. For the six months ended October 31, 2009, UBS Global AM was contractually obligated to waive $860,864, $475,237 and $50,226, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2009, UBS Global AM owed Treasury Preferred Fund $3,470 for fee waivers. For the six months ended October 31, 2009, UBS Global AM voluntarily waived an additional $6,728 and $860 for Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the year ended April 30, 2009, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the year ended April 30, 2009, was 98.90% tax-exempt income and 1.10% ordinary income.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2010.

As of and during the period ended October 31, 2009, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

27

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

Each of the tax years since inception of each Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the	For the
	six months ended	year ended
Prime Preferred Fund	October 31, 2009	April 30, 2009

Shares sold	20,066,831,544	22,511,010,865

Shares repurchased	(18,926,798,574)	(19,844,597,551)

Dividends reinvested	5,666,439	24,300,500

Net increase in shares outstanding	1,145,699,409	2,690,713,814

	For the	For the
	six months ended	year ended
Treasury Preferred Fund	October 31, 2009	April 30, 2009

Shares sold	5,238,373,403	11,711,769,472

Shares repurchased	(6,463,938,149)	(9,984,352,970)

Dividends reinvested	1,083,442	15,143,219

Net increase (decrease) in shares outstanding	(1,224,481,304)	1,742,559,721

	For the	For the
	six months ended	year ended
Tax-Free Preferred Fund	October 31, 2009	April 30, 2009

Shares sold	185,326,433	909,040,264

Shares repurchased	(130,542,538)	(714,567,276)

Dividends reinvested	218,584	2,483,380

Net increase in shares outstanding	55,002,479	196,956,368

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of mutual funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, as this was not an expense borne by the Funds’ advisor. Each Fund paid a fee of 0.01% of the value of the Funds’

28

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements (unaudited)

outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September 18, 2009. Each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 19, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

Subsequent events
Management has evaluated the effect of subsequent events on the Funds’ financial statements through December 28, 2009, the date of issuance of the Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Funds’ financial statements through this date other than the following.

Effective December 16, 2009, through January 31, 2010, UBS Global AM will voluntarily waive 0.06% of its management fees (comprised of 0.04% of its administrative fee as well as 0.02% of the management fee imposed at the master fund level) for Prime Preferred Fund and Tax-Free Preferred Fund. As a result, the total ordinary annual operating expenses will be reduced to 0.08% through January 31, 2010, at which point the waivers would be phased out over several days.

29

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

UBS Select Treasury Preferred Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2009 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2010.

30

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—18.30%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,916,667

Federal Home Loan Bank
0.425%, due 11/13/09(2)	113,000,000	113,000,000

0.800%, due 12/09/09(1)	90,000,000	89,924,000

0.184%, due 01/13/10(2)	79,000,000	78,998,316

0.420%, due 03/01/10(1)	123,200,000	123,027,520

0.875%, due 03/30/10	150,000,000	150,408,293

0.800%, due 05/05/10	150,000,000	149,992,397

0.550%, due 06/10/10	150,000,000	150,029,046

0.600%, due 06/21/10	75,000,000	74,962,880

0.440%, due 09/01/10(1)	47,000,000	46,825,369

0.500%, due 10/15/10	83,750,000	83,744,883

0.204%, due 11/09/10(2)	230,000,000	230,013,815

Federal Home Loan Mortgage Corp.*
0.560%, due 11/02/09(2)	200,000,000	200,000,000

0.140%, due 11/16/09(2)	32,500,000	32,499,005

0.290%, due 11/16/09(1)	86,845,000	86,834,506

4.875%, due 02/09/10	195,000,000	197,376,069

0.210%, due 04/19/10(1)	245,000,000	244,758,471

0.430%, due 05/17/10(1)	197,500,000	197,035,272

1.450%, due 09/10/10	50,000,000	50,392,906

Federal National Mortgage Association*
0.110%, due 11/17/09(1)	225,000,000	224,989,000

0.174%, due 01/13/10(2)	321,000,000	321,000,000

0.540%, due 07/12/10(1)	145,000,000	144,449,725

0.530%, due 08/02/10(1)	100,000,000	99,596,611

2.875%, due 10/12/10	52,750,000	53,927,566

US Treasury Bills
0.495%, due 07/29/10(1)	90,000,000	89,665,875

US Treasury Notes
2.375%, due 08/31/10	125,000,000	126,844,689

1.500%, due 10/31/10	150,000,000	151,576,700

Total US government and agency obligations
(cost—$3,586,789,581)		3,586,789,581

31

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Time deposit—1.39%

Banking-non-US—1.39%
Societe Generale, Cayman Islands
0.130%, due 11/02/09 (cost—$272,000,000)	$272,000,000	$272,000,000

Certificates of deposit—12.31%

Banking-non-US—12.31%
ABN AMRO Bank NV
0.740%, due 12/30/09	113,000,000	113,079,495

Bank of Montreal
0.230%, due 11/16/09	250,000,000	250,000,000

Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Barclays Bank PLC
0.320%, due 11/06/09	200,000,000	200,000,000

BNP Paribas
0.500%, due 11/25/09	100,000,000	100,000,000

0.320%, due 01/06/10	30,000,000	30,000,000

0.370%, due 03/03/10	104,100,000	104,100,000

Calyon N.A., Inc.
0.330%, due 11/02/09	250,000,000	250,000,000

0.530%, due 12/18/09	100,000,000	100,000,000

Deutsche Bank AG
0.892%, due 12/18/09(2)	50,000,000	50,201,550

Fortis Bank NV-SA
0.230%, due 11/05/09	200,000,000	200,000,000

Lloyds TSB Bank PLC
0.410%, due 11/09/09	149,000,000	149,000,000

0.340%, due 11/25/09	150,000,000	150,000,000

National Bank of Canada
0.300%, due 11/24/09	168,250,000	168,250,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,007,905

Rabobank Nederland NV
0.520%, due 12/07/09	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.210%, due 11/09/09	150,000,000	150,000,000

Societe Generale
0.500%, due 02/01/10	100,000,000	100,000,000

32

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Westpac Banking Corp.
0.190%, due 11/02/09(2)	$61,000,000	$61,000,000

0.200%, due 11/02/09(2)	45,000,000	45,000,000

Total certificates of deposit (cost—$2,412,638,950)		2,412,638,950

Commercial paper(1)—51.34%

Asset backed-banking—1.40%
Atlantis One Funding
0.280%, due 11/09/09	200,000,000	199,987,555

0.250%, due 12/07/09	75,000,000	74,981,250

		274,968,805

Asset backed-miscellaneous—21.54%
Amsterdam Funding Corp.
0.180%, due 11/02/09	67,535,000	67,534,662

Atlantic Asset Securitization LLC
0.210%, due 11/04/09	57,100,000	57,099,001

0.210%, due 11/05/09	75,000,000	74,998,250

0.300%, due 11/09/09	100,000,000	99,993,333

0.190%, due 11/23/09	60,000,000	59,993,033

0.280%, due 11/23/09	48,094,000	48,085,771

0.180%, due 11/25/09	42,000,000	41,994,960

Bryant Park Funding LLC
0.190%, due 11/06/09	50,000,000	49,998,681

0.190%, due 11/23/09	100,000,000	99,988,389

0.190%, due 12/03/09	157,292,000	157,265,435

Chariot Funding LLC
0.190%, due 11/10/09	25,006,000	25,004,812

0.190%, due 11/20/09	41,149,000	41,144,874

0.180%, due 12/02/09	100,000,000	99,984,500

Enterprise Funding Co. LLC
0.280%, due 11/24/09	146,000,000	145,973,882

0.240%, due 12/22/09	69,000,000	68,976,540

Fairway Finance Co. LLC
0.190%, due 11/16/09	60,000,000	59,995,250

0.190%, due 11/23/09	43,918,000	43,912,901

0.250%, due 12/04/09	86,069,000	86,049,276

0.230%, due 01/12/10	71,854,000	71,820,947

33

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.180%, due 11/06/09	$45,008,000	$45,006,875

0.190%, due 11/16/09	210,000,000	209,983,375

0.190%, due 11/19/09	88,024,000	88,015,638

Kitty Hawk Funding Corp.
0.270%, due 11/02/09	60,741,000	60,740,544

0.220%, due 11/05/09	188,000,000	187,995,404

Liberty Street Funding LLC
0.190%, due 11/23/09	25,000,000	24,997,097

0.210%, due 01/04/10	50,000,000	49,981,333

0.230%, due 01/21/10	50,000,000	49,974,125

0.230%, due 01/25/10	50,000,000	49,972,847

Market Street Funding LLC
0.280%, due 11/05/09	55,000,000	54,998,289

0.280%, due 11/16/09	85,000,000	84,990,083

0.280%, due 11/17/09	63,498,000	63,490,098

Old Line Funding Corp.
0.300%, due 11/10/09	51,329,000	51,325,150

0.190%, due 11/13/09	45,000,000	44,997,150

0.280%, due 11/16/09	62,392,000	62,384,721

Ranger Funding Co. LLC
0.200%, due 11/04/09	50,000,000	49,999,167

0.300%, due 11/06/09	200,000,000	199,991,667

0.240%, due 01/14/10	55,000,000	54,972,867

0.250%, due 01/14/10	45,000,000	44,976,875

0.240%, due 01/22/10	45,000,000	44,975,400

Regency Markets No. 1 LLC
0.210%, due 11/09/09	38,211,000	38,209,217

Salisbury Receivables Co. LLC
0.200%, due 11/05/09	50,000,000	49,998,889

0.190%, due 11/13/09	61,000,000	60,996,137

0.180%, due 12/01/09	110,000,000	109,983,500

Sheffield Receivables Corp.
0.190%, due 11/24/09	50,000,000	49,993,931

0.210%, due 01/13/10	100,000,000	99,957,417

0.210%, due 01/14/10	70,000,000	69,969,783

34

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
0.210%, due 01/15/10	$88,000,000	$87,961,500

0.210%, due 01/19/10	45,000,000	44,979,262

Thames Asset Global Securitization No. 1
0.200%, due 11/09/09	80,653,000	80,649,415

0.300%, due 11/09/09	52,549,000	52,545,497

0.200%, due 11/18/09	65,000,000	64,993,861

Thunderbay Funding
0.250%, due 12/03/09	149,544,000	149,510,768

0.230%, due 12/07/09	90,762,000	90,741,125

0.240%, due 01/06/10	29,358,000	29,345,082

Yorktown Capital LLC
0.300%, due 11/06/09	88,665,000	88,661,306

0.180%, due 11/18/09	34,000,000	33,997,110

0.180%, due 11/23/09	96,000,000	95,989,440

		4,222,066,442

Asset backed-securities—3.83%
Clipper Receivables Co. LLC
0.240%, due 11/13/09	250,000,000	249,980,000

0.250%, due 12/18/09	100,000,000	99,967,361

0.280%, due 01/15/10	150,000,000	149,912,500

Grampian Funding LLC
0.350%, due 01/22/10	40,000,000	39,968,111

0.350%, due 02/02/10	210,000,000	209,814,208

		749,642,180

Banking-non-US—7.45%
Banco Bilbao Vizcaya Argentaria SA
0.190%, due 12/03/09	132,900,000	132,877,555

0.190%, due 12/17/09	40,000,000	39,990,289

Bank of Nova Scotia
0.430%, due 11/17/09	50,000,000	49,990,445

Dnb NOR ASA
0.250%, due 11/19/09	50,000,000	49,993,750

0.250%, due 11/30/09	125,000,000	124,974,826

35

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Banking-non-US—(concluded)
Groupe BPCE
0.340%, due 11/30/09	$89,750,000	$89,725,419

0.280%, due 12/11/09	141,000,000	140,956,133

0.260%, due 12/24/09	150,000,000	149,942,583

0.270%, due 01/06/10	100,000,000	99,950,500

KBC Financial Products International Ltd.
0.420%, due 11/05/09	85,000,000	84,996,033

National Bank of Canada
0.290%, due 11/19/09	75,000,000	74,989,125

Svenska Handelsbanken
0.230%, due 01/27/10	185,000,000	184,897,171

Westpac Banking Corp.
0.450%, due 11/16/09	87,500,000	87,483,594

0.290%, due 01/11/10	149,500,000	149,414,494

		1,460,181,917

Banking-US—16.10%
Barclays US Funding Corp
0.230%, due 01/29/10	165,000,000	164,906,179

Calyon N.A., Inc.
0.270%, due 02/08/10	100,000,000	99,925,750

Danske Corp.
0.230%, due 11/04/09	140,000,000	139,997,317

0.170%, due 11/20/09	50,000,000	49,995,514

0.180%, due 11/30/09	93,300,000	93,286,471

0.270%, due 12/11/09	50,000,000	49,985,000

0.230%, due 01/04/10	150,000,000	149,938,667

Deutsche Bank Financial LLC
0.300%, due 11/12/09	250,000,000	249,977,083

0.230%, due 02/24/10	200,000,000	199,853,055

Dexia Delaware LLC
0.250%, due 11/13/09	250,000,000	249,979,167

0.280%, due 11/30/09	200,000,000	199,954,889

ING (US) Funding LLC
0.510%, due 01/08/10	12,500,000	12,487,958

0.455%, due 01/14/10	82,500,000	82,422,840

0.300%, due 01/27/10	100,000,000	99,927,500

0.300%, due 01/28/10	100,000,000	99,926,667

36

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Morgan (J.P.) Chase & Co.
0.500%, due 11/09/09	$100,000,000	$99,988,889

Morgan (J.P.) Chase Funding, Inc.
0.190%, due 12/21/09	200,000,000	199,947,222

0.200%, due 01/04/10	200,000,000	199,928,889

Nordea N.A., Inc.
0.180%, due 11/23/09	174,490,000	174,470,806

San Paolo IMI US Financial Co.
0.130%, due 11/02/09	200,000,000	199,999,278

0.240%, due 11/23/09	239,500,000	239,464,873

Societe Generale N.A., Inc.
0.270%, due 01/21/10	100,000,000	99,939,250

		3,156,303,264

Finance-noncaptive diversified—0.77%
General Electric Capital Corp.
0.200%, due 01/05/10	50,000,000	49,981,944

0.200%, due 01/11/10	100,000,000	99,960,556

		149,942,500

Food/beverage—0.25%
Nestle Capital Corp.
0.650%, due 02/16/10	50,000,000	49,903,403

Total commercial paper (cost—$10,063,008,511)		10,063,008,511

US master note—3.01%

Brokerage—3.01%
Banc of America Securities LLC
0.270%, due 11/02/09(2),(3) (cost—$590,000,000)	590,000,000	590,000,000

Short-term corporate obligations—1.79%

Banking-non-US—0.27%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(4)	53,000,000	53,000,000

Finance-noncaptive consumer—0.51%
General Electric Capital Corp.
0.354%, due 01/20/10(2)	100,000,000	99,984,928

37

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranationals—1.01%
International Finance Corp.
0.130%, due 11/02/09(1)	$100,000,000	$99,999,639

0.700%, due 06/08/10	98,000,000	98,000,000

		197,999,639

Total short-term corporate obligations (cost—$350,984,567)		350,984,567

Repurchase agreements—12.89%

Repurchase agreement dated 10/30/09 with Banc of America Securities, 0.060% due 11/02/09, collateralized by $191,940,000 Federal Home Loan Bank obligations, zero coupon to 1.625% due 04/05/10 to 11/21/12 and $103,191,000 Federal National Mortgage Association obligations, 5.000% due 04/15/15 to 05/11/17; (value—$306,000,140); proceeds: $300,001,500	300,000,000	300,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $12,000,000 Federal Agricultural Mortgage Corp. obligations, zero coupon due 12/04/09, $155,615,000 Federal Farm Credit Bank obligations, 0.464% due 02/11/10, $298,000,000 Federal Home Loan Bank obligations, zero coupon to 3.750% due 12/07/09 to 09/09/11, $128,174,000 Federal National Mortgage Association obligations, 5.250% due 08/01/12 and $45,000 Financing Corp. obligations, 10.350% due 08/03/18; (value—$612,000,390); proceeds: $600,003,000	600,000,000	600,000,000

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.060% due 11/02/09, collateralized by $300,225,000 Federal Home Loan Bank obligations, 3.375% to 3.625% due 06/24/11 to 09/16/11, $20,936,000 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 12/08/10 to 09/03/13 and $296,194,000 Federal National Mortgage Association obligations, 3.000% to 5.000% due 01/13/14 to 03/15/16; (value—$639,540,947); proceeds: $627,003,135	627,000,000	627,000,000

Repurchase agreement dated 10/30/09 with Goldman Sachs & Co., 0.060% due 11/02/09, collateralized by $502,348,000 Federal Farm Credit Bank obligations, zero coupon to 6.700% due 11/06/09 to 05/21/29; (value—$510,000,170); proceeds: $500,002,500	500,000,000	500,000,000

38

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.060% due 11/02/09, collateralized by $509,240,000 Federal Home Loan Bank obligations, 1.375% to 1.780% due 09/28/11 to 04/05/12; (value—$510,680,318); proceeds: $500,002,500	$500,000,000	$500,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $325,000 US Treasury Bills, zero coupon due 02/11/10; (value—$324,935); proceeds: $316,000	316,000	316,000

Total repurchase agreements (cost—$2,527,316,000)		2,527,316,000

Total investments (cost—$19,802,737,609 which approximates
cost for federal income tax purposes)—101.03%		19,802,737,609

Liabilities in excess of other assets—(1.03)%		(201,975,637)

Net assets—100.00%		$19,600,761,972

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2009, and reset periodically.
(3)	The security detailed in the table below, which represents 3.01% of net assets, is considered liquid and restricted as of October 31, 2009.

			Acquisition		10/31/09
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	10/31/09	of net
security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.270%, 11/02/09	10/31/09	$590,000,000	3.01%	$590,000,000	3.01%

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.27% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Acquisition date represents most recent reset date on variable rate securities.

39

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

Affiliated issuer activity
The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/09	10/31/09	10/31/09	10/31/09	10/31/09

UBS Private
Money Market
Fund LLC	$102,816,000	$184,033,500	$286,849,500	$0	$6,947

Issuer breakdown by country of origin

Percentage of total investments

United States	78.7%

France	7.3

United Kingdom	3.3

Canada	3.0

Australia	2.0

Belgium	1.4

Netherlands	1.1

Sweden	0.9

Norway	0.9

Spain	0.9

Germany	0.3

Finland	0.2

Total	100.0%

Weighted average maturity—54 days

40

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,586,789,581	$—	$3,586,789,581

Time deposit	—	272,000,000	—	272,000,000

Certificates of deposit	—	2,412,638,950	—	2,412,638,950

Commercial paper	—	10,063,008,511	—	10,063,008,511

US master note	—	590,000,000	—	590,000,000

Short-term corporate obligations	—	350,984,567	—	350,984,567

Repurchase agreements	—	2,527,316,000	—	2,527,316,000

Total	$—	$19,802,737,609	$—	$19,802,737,609

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Measurements at 10/31/09

Funding agreement

Assets
Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

41

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government obligations—36.99%

US Cash Management Bills
0.450%, due 04/01/10(1)	$150,000,000	$149,716,875

US Treasury Bills
0.002%, due 11/05/09(1)	300,000,000	299,999,933

0.265%, due 11/19/09(1)	150,000,000	149,980,125

0.630%, due 11/19/09(1)	100,000,000	99,968,500

0.315%, due 08/26/10(1)	100,000,000	99,739,664

0.450%, due 08/26/10(1)	35,000,000	34,869,625

0.380%, due 10/21/10(1)	96,000,000	95,641,280

US Treasury Notes
3.500%, due 11/15/09	33,000,000	33,042,866

3.125%, due 11/30/09	115,000,000	115,258,264

3.500%, due 12/15/09	100,000,000	100,384,944

2.125%, due 01/31/10	338,000,000	339,585,093

2.000%, due 02/28/10	622,300,000	625,642,452

4.500%, due 05/15/10	150,000,000	153,422,379

2.875%, due 06/30/10	100,000,000	101,483,953

2.750%, due 07/31/10	165,000,000	167,758,912

2.375%, due 08/31/10	97,000,000	98,472,572

2.000%, due 09/30/10	100,000,000	101,440,900

1.500%, due 10/31/10	30,000,000	30,315,340

Total US government obligations (cost—$2,796,723,677)		2,796,723,677

Repurchase agreements—62.84%

Repurchase agreement dated 10/30/09 with Banc of America Securities LLC, 0.050% due 11/02/09, collateralized by $125,514,300 US Treasury Bills, zero coupon due 02/11/10, $256,190,600 US Treasury Inflation Index Notes, 1.875% to 2.000% due 07/15/13 to 01/15/14 and $764,572,800 US Treasury Notes, 1.750% to 3.375% due 06/30/13 to 06/30/14; (value—$1,224,000,084); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $54,771,200 US Treasury Bonds, 4.500% due 08/15/39 and $1,034,251,500 US Treasury Notes, 2.375% to 3.750% due 03/31/16 to 11/15/18; (value—$1,122,000,027); proceeds: $1,100,005,500	1,100,000,000	1,100,000,000

42

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.050% due 11/02/09, collateralized by $356,089,400 US Treasury Bonds, 4.500% to 6.625% due 02/15/27 to 08/15/39, $210,626,800 US Treasury Inflation Index Bonds, 3.625% due 04/15/28, $238,542,700 US Treasury Inflation Index Notes, 1.625% due 01/15/18 and $245,456,000 US Treasury Notes, 4.000% to 5.000% due 04/15/10 to 02/15/11; (value—$1,276,836,034); proceeds: $1,251,805,216	$1,251,800,000	$1,251,800,000

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.050% due 11/02/09, collateralized by $2,480,221,600 US Treasury Bonds Principal Strips, 3.500% to 8.000% due 02/15/20 to 08/15/39, $289,310,000 US Treasury Coupon Strips, zero coupon due 02/15/20 to 02/15/26, $481,400 US Treasury Notes, 4.750% due 05/31/12 and $387,097,600 US Treasury Strips, zero coupon due 11/15/19 to 08/15/26; (value—$1,224,000,033); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $230,000 US Treasury Bills, zero coupon due 02/11/10; (value—$229,954); proceeds: $221,000	221,000	221,000

Total repurchase agreements (cost—$4,752,021,000)		4,752,021,000

Total investments (cost—$7,548,744,677 which approximates
cost for federal income tax purposes)—99.83%		7,548,744,677

Other assets in excess of liabilities—0.17%		12,805,697

Net assets—100.00%		$7,561,550,374

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—54 days

43

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,796,723,677	$—	$2,796,723,677

Repurchase agreements	—	4,752,021,000	—	4,752,021,000

Total	$—	$7,548,744,677	$—	$7,548,744,677

See accompanying notes to financial statements

44

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—93.40%

Alabama—1.52%
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding (ExxonMobil Project),
0.230%, VRD	$1,000,000	$1,000,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.190%, VRD	5,000,000	5,000,000

Montgomery Industrial Development Board Pollution
Control & Solid Waste District Refunding
(General Electric Co. Project),
0.160%, VRD	26,500,000	26,500,000

		32,500,000

Alaska—0.01%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series B,
0.170%, VRD	200,000	200,000

Arizona—2.03%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.160%, VRD	25,800,000	25,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.250%, VRD	9,700,000	9,700,000

0.350%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.350%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.190%, VRD(1),(2)	3,750,000	3,750,000

		43,300,000

Colorado—1.18%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD(1),(2)	12,075,000	12,075,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.200%, VRD	$1,800,000	$1,800,000

Series C-1,
0.250%, VRD	910,000	910,000

Series C-6,
0.250%, VRD	5,400,000	5,400,000

Pitkin County Industrial Development Revenue Refunding
(Aspen Skiing Co. Project),
Series A,
0.250%, VRD	5,100,000	5,100,000

		25,285,000

Connecticut—0.79%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series Y-3,
0.150%, VRD	5,400,000	5,400,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.200%, VRD	1,575,000	1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.360%, VRD(1),(2)	9,925,000	9,925,000

		16,900,000

District of Columbia—0.93%
District of Columbia Revenue (Field School Project),
Series A,
0.270%, VRD	13,785,000	13,785,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.260%, VRD	6,175,000	6,175,000

		19,960,000

Florida—6.04%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2 (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,034,170

46

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Gainesville Utilities System Revenue,
Series A,
0.200%, VRD	$2,495,000	$2,495,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.360%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.210%, VRD	36,935,000	36,935,000

Series Three D-1,
0.210%, VRD	17,270,000	17,270,000

Series Three D-2-A,
0.200%, VRD	5,445,000	5,445,000

JEA Water & Sewer Revenue System,
Series B,
0.200%, VRD	5,400,000	5,400,000

Subseries B-1,
0.200%, VRD	41,980,000	41,980,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	7,500,000	7,500,000

		129,034,170

Georgia—2.47%
Atlanta Water & Wastewater Revenue,
0.220%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.260%, VRD(1),(2)	9,750,000	9,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.250%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series C5,
0.160%, VRD	3,000,000	3,000,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.260%, VRD	$4,000,000	$4,000,000

		52,750,000

Idaho—0.75%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,165,654

Power County Pollution Control Revenue (FMC Corp. Project),
0.280%, VRD	3,800,000	3,800,000

		15,965,654

Illinois—4.80%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.220%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.180%, VRD	4,000,000	4,000,000

Chicago (Neighborhoods Alive 21),
Series B,
0.180%, VRD	8,900,000	8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured),
6.750%, due 07/01/10	1,425,000	1,497,271

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.200%, VRD	12,000,000	12,000,000

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,163,346

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.200%, VRD	9,720,000	9,720,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.260%, VRD	14,680,000	14,680,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.180%, VRD	$12,500,000	$12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	3,045,000	3,045,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.150%, VRD	7,275,000	7,275,000

Illinois Finance Authority Revenue
(Northwestern Memorial Hospital),
Series A-1,
0.200%, VRD	3,685,000	3,685,000

Illinois Finance Authority Revenue
(University of Chicago Medical Center),
Series E-1,
0.200%, VRD	6,500,000	6,500,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.310%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.200%, VRD	4,990,000	4,990,000

		102,455,617

Indiana—3.00%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.280%, VRD	4,440,000	4,440,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.200%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.200%, VRD	16,600,000	16,600,000

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (NATL-RE Insured),
0.310%, VRD(1),(2)	4,690,000	4,690,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.160%, VRD	$16,100,000	$16,100,000

Purdue University Revenues (Student Facilities System),
Series A,
0.170%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,631,058

		64,061,058

Iowa—0.35%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.200%, VRD	2,960,000	2,960,000

Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	4,500,000	4,521,790

		7,481,790

Kansas—0.71%
Kansas State Department of Transportation Highway
Revenue Refunding,
Series B-2,
0.130%, VRD	10,000,000	10,000,000

Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	5,120,000	5,185,277

		15,185,277

Kentucky—1.96%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.200%, VRD	8,700,000	8,700,000

Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.200%, VRD	1,880,000	1,880,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.350%, VRD	$7,000,000	$7,000,000

Shelby County Lease Revenue,
Series A,
0.200%, VRD	13,705,000	13,705,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.200%, VRD	5,565,000	5,565,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.220%, VRD	4,945,000	4,945,000

		41,795,000

Maine—0.14%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.310%, VRD(1),(2)	2,985,000	2,985,000

Maryland—3.23%
Easton Revenue (William Hill Manor),
Series C,
0.260%, VRD	3,305,000	3,305,000

Maryland Economic Development Corp. Revenue
(Howard Hughes Medical),
Series A,
0.200%, VRD	10,000,000	10,000,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.170%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.270%, VRD	21,665,000	21,665,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	12,915,000	12,915,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Series A-7,
0.260%, VRD	$7,100,000	$7,100,000

		68,985,000

Massachusetts—5.62%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.150%, VRD	5,560,000	5,560,000

Series U-6E,
0.190%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.200%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.200%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.150%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.210%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.200%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
0.200%, VRD	15,000,000	15,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series I-1,
0.200%, VRD	10,000,000	10,000,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Series I-2,
0.170%, VRD	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.200%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.130%, VRD	18,275,000	18,275,000

Massachusetts Health & Educational Facilities Authority
Revenue (Williams College),
Series I,
0.200%, VRD	4,874,000	4,874,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.200%, VRD	4,000,000	4,000,000

		120,025,000

Michigan—3.71%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.200%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.200%, VRD	4,000,000	4,000,000

Series B-3,
0.200%, VRD	7,800,000	7,800,000

Series B-4,
0.200%, VRD	10,500,000	10,500,000

Series B-6,
0.200%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.280%, VRD	$5,000,000	$5,000,000

Series B,
0.200%, VRD	7,600,000	7,600,000

University of Michigan University Revenues
Refunding (Hospital),
Series A-2,
0.280%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.280%, VRD	14,465,000	14,465,000

University of Michigan University Revenues,
Series B,
0.150%, VRD	6,000,000	6,000,000

		79,265,000

Minnesota—2.25%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.200%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.220%, VRD	1,540,000	1,540,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,857,651

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.170%, VRD	6,250,000	6,250,000

Series D (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

Series E (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

St. Cloud Health Care Revenue Refunding
(Cenracare Health Services),
Series A,
0.200%, VRD	6,400,000	6,400,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
University of Minnesota Refunding,
Series A,
0.180%, VRD	$14,495,000	$14,495,000

University of Minnesota,
Series A,
0.200%, VRD	3,500,000	3,500,000

		48,042,651

Mississippi—0.37%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.150%, VRD	400,000	400,000

Series B,
0.380%, VRD	2,500,000	2,500,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.260%, VRD	5,000,000	5,000,000

		7,900,000

Missouri—2.69%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.280%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (Baptist College),
0.200%, VRD	4,100,000	4,100,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.200%, VRD	4,675,000	4,675,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
0.180%, VRD	500,000	500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.160%, VRD	600,000	600,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (Bethesda Health Group),
Series A,
0.200%, VRD	$2,000,000	$2,000,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
0.260%, VRD	1,500,000	1,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.180%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.200%, VRD	23,275,000	23,275,000

Series B,
0.200%, VRD	5,100,000	5,100,000

		57,450,000

Montana—0.95%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.200%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.260%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.46%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.200%, VRD	9,800,000	9,800,000

New Hampshire—0.88%
Merrimack County Tax Anticipation Notes,
1.750%, due 12/30/09	8,500,000	8,506,842

56

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.200%, VRD	$9,400,000	$9,400,000

Series A,
0.160%, VRD	900,000	900,000

		18,806,842

New Mexico—0.50%
New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.200%, VRD	10,700,000	10,700,000

New York—8.95%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.220%, VRD	6,400,000	6,400,000

New York City Municipal Finance Authority Water & Sewer Systems
Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.200%, VRD(1),(2)	5,480,000	5,480,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.200%, VRD	18,200,000	18,200,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.510%, VRD(1),(2)	20,395,000	20,395,000

New York Dormitory Authority Revenues
(Citigroup ROCS, Series RR-II-R-11560),
0.200%, VRD(1),(2)	2,070,000	2,070,000

New York Dormitory Authority Revenues Non State
Supported Debt (Columbia University),
Series A,
0.200%, VRD	12,500,000	12,500,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.200%, VRD	$9,500,000	$9,500,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.200%, VRD	17,000,000	17,000,000

New York,
Series C,
0.200%, VRD	1,700,000	1,700,000

Subseries A-7,
0.200%, VRD	4,500,000	4,500,000

Subseries E-2,
0.200%, VRD	6,000,000	6,000,000

Subseries H-4,
0.150%, VRD	4,000,000	4,000,000

Subseries J-5,
0.240%, VRD	29,300,000	29,300,000

Subseries L-4,
0.170%, VRD	11,300,000	11,300,000

Subseries L-5,
0.240%, VRD	2,800,000	2,800,000

		191,095,000

North Carolina—4.60%
Guilford County,
Series B,
0.250%, VRD	5,000,000	5,000,000

Mecklenburg County,
Series B,
0.220%, VRD	8,970,000	8,970,000

New Hanover County (School),
0.270%, VRD	3,025,000	3,025,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.260%, VRD	5,925,000	5,925,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project),
Series A,
0.200%, VRD	$4,250,000	$4,250,000

0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.220%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.180%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation
(Downtown Improvement Project),
Series B-1,
0.220%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.200%, VRD	11,735,000	11,735,000

Wake County,
Series B,
0.240%, VRD	2,300,000	2,300,000

		98,270,000

Ohio—4.81%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.200%, VRD	3,000,000	3,000,000

Columbus (Sanitation Sewer),
Series 1,
0.200%, VRD	5,000,000	5,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.200%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.200%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.230%, VRD	20,300,000	20,300,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio (Common Schools),
Series D,
0.240%, VRD	$14,600,000	$14,600,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.250%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.200%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.200%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.200%, VRD	6,135,000	6,135,000

		102,775,000

Oklahoma—0.66%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.260%, VRD	14,100,000	14,100,000

Oregon—0.44%
Oregon Health Sciences University Revenue,
Series B-1,
0.190%, VRD	6,000,000	6,000,000

Series B-2,
0.200%, VRD	3,300,000	3,300,000

		9,300,000

Pennsylvania—3.74%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.180%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.180%, VRD	5,900,000	5,900,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.210%, VRD	4,500,000	4,500,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Emmaus General Authority Revenue,
Subseries F-22,
0.240%, VRD	$2,600,000	$2,600,000

Geisinger Authority Health System (Geisinger Health System),
Series C,
0.160%, VRD	23,400,000	23,400,000

Montgomery County,
Series A,
0.180%, VRD	6,595,000	6,595,000

Philadelphia School District Refunding,
Series C,
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.200%, VRD	9,000,000	9,000,000

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,170,000	5,170,000

		79,965,000

Puerto Rico—0.44%
Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.150%, VRD	9,300,000	9,300,000

South Carolina—0.29%
South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series D,
0.260%, VRD	3,065,000	3,065,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.220%, VRD	3,150,000	3,150,000

		6,215,000

Tennessee—1.80%
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.150%, VRD	11,850,000	11,850,000

61

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.200%, VRD	$1,600,000	$1,600,000

0.230%, VRD	20,000,000	20,000,000

Sevier County Public Building Authority
(Local Government Public Improvement),
Series B-1,
0.260%, VRD	5,000,000	5,000,000

		38,450,000

Texas—10.68%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.210%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.200%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	12,000,000	12,000,000

Frisco Certificates of Obligation
(Barclays Capital Municipal Trust Receipts,
Series 188) (FSA Insured),
0.190%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.180%, VRD	11,860,000	11,860,000

Harris County Health Facilities Development Corp.
Hospital Revenue (Baylor College Medicine),
Series B,
0.200%, VRD	10,600,000	10,600,000

Harris County Refunding (Toll Road Senior Lien),
Series B2 (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,082,469

Harris County Tax Anticipation Notes,
1.500%, due 02/25/10	3,000,000	3,010,454

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series B,
0.200%, VRD	6,700,000	6,700,000

62

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.200%, VRD	$5,945,000	$5,945,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.200%, VRD	7,700,000	7,700,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.220%, VRD	33,950,000	33,950,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.210%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs, Series 3238),
0.200%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.260%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.200%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,085,543

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.260%, VRD	3,020,000	3,020,000

University of Texas Permanent University Fund System,
Series A,
0.150%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.160%, VRD	22,425,000	22,425,000

0.200%, VRD	17,270,000	17,270,000

63

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.200%, VRD	$2,300,000	$2,300,000

Series B,
0.200%, VRD	16,465,000	16,465,000

		228,008,466

Utah—0.65%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.250%, VRD	13,800,000	13,800,000

Vermont—0.80%
Winooski Special Obligation Refunding,
Series A,
0.210%, VRD	17,000,000	17,000,000

Virginia—3.24%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series B,
0.180%, VRD	1,600,000	1,600,000

Series D,
0.150%, VRD	3,325,000	3,325,000

Series F,
0.200%, VRD	17,450,000	17,450,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series C,
0.180%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.220%, VRD	22,675,000	22,675,000

Virginia University Health System Authority Revenue (General),
Series C,
0.170%, VRD	8,875,000	8,875,000

		69,215,000

64

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—3.55%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.200%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC Insured TCRs),
0.310%, VRD(1),(2)	14,150,000	14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.200%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater Certificates,
Series 2170) (FSA Insured),
0.210%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,040,738

Series B,
2.000%, due 08/05/10	4,000,000	4,046,401

Washington (Citigroup ROCS, Series RR-II-R-11145)
(FSA Insured),
0.210%, VRD(1),(2)	6,760,000	6,760,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.240%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
0.200%, VRD	10,865,000	10,865,000

Washington (JP Morgan PUTTERs, Series 2650Z) (FSA Insured),
0.230%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(FSA Insured),
0.210%, VRD(1),(2)	4,965,000	4,965,000

		75,717,139

65

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—1.21%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,788,579

Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care),
Series B,
0.190%, VRD	10,000,000	10,000,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.200%, VRD	4,040,000	4,040,000

		25,828,579

Wyoming—0.20%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.190%, VRD	3,700,000	3,700,000

Series B,
0.200%, VRD	600,000	600,000

		4,300,000

Total municipal bonds and notes (cost—$1,994,572,243)		1,994,572,243

Tax-exempt commercial paper—5.86%

California—0.94%
Kaiser Permanente,
0.380%, due 12/09/09	15,000,000	15,000,000

Orange County Teeter Plan,
0.250%, due 11/04/09	5,000,000	5,000,000

		20,000,000

Illinois—0.09%
Illinois Educational Facilities Authority Revenue,
0.380%, due 12/10/09	2,000,000	2,000,000

Maryland—1.43%
Baltimore County,
0.250%, due 11/02/09	25,000,000	25,000,000

0.350%, due 12/01/09	5,500,000	5,500,000

		30,500,000

Massachusetts—0.38%
Harvard University,
0.300%, due 11/30/09	8,184,000	8,184,000

66

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Minnesota—1.06%
Mayo Clinic,
0.350%, due 12/01/09	$5,000,000	$5,000,000

0.300%, due 12/15/09	17,600,000	17,600,000

		22,600,000

Ohio—0.47%
Cleveland Clinic,
0.350%, due 02/17/10	10,000,000	10,000,000

Texas—0.42%
Methodist Hospital,
0.300%, due 11/17/09	9,000,000	9,000,000

Virginia—0.50%
University of Virginia,
0.330%, due 11/04/09	10,650,000	10,650,000

Wyoming—0.57%
PacificCorp.,
0.350%, due 01/07/10	12,225,000	12,225,000

Total tax-exempt commercial paper (cost—$125,159,000)		125,159,000

Money market fund(3)—0.70%

Blackrock Provident Municipal Fund,
0.179% (cost—$14,900,000)	14,900,000	14,900,000

Total investments (cost—$2,134,631,243 which approximates
cost for federal income tax purposes)—99.96%		2,134,631,243

Other assets in excess of liabilities—0.04%		853,105

Net assets—100.00%		$2,135,484,348

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.62% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rate shown reflects yield at October 31, 2009.

67

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2009 and reset periodically.

Weighted average maturity—15 days

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,994,572,243	$—	$1,994,572,243

Tax-exempt commercial paper	—	125,159,000	—	125,159,000

Money market fund	—	14,900,000	—	14,900,000

Total	$—	$2,134,631,243	$—	$2,134,631,243

See accompanying notes to financial statements

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.20	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

71

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	36 days	52 days

Net assets (bln)	$19.6	$19.6	$10.8

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Commercial paper	51.3%	44.8%	31.6%

US government and agency obligations	18.3	17.8	26.1

Repurchase agreements	12.9	12.0	4.7

Certificates of deposit	12.3	14.7	12.4

US master note	3.0	2.0	3.3

Short-term corporate obligations	1.8	5.5	13.0

Time deposit	1.4	1.2	1.7

Bank notes	—	1.4	4.6

Funding agreement	—	1.3	2.4

Money market funds	—	0.5	0.0 (3)

Other assets less liabilities	(1.0)	(1.2)	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

72

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	37 days	51 days

Net assets (bln)	$7.6	$10.7	$10.1

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Repurchase agreements	62.8%	44.7%	51.5%

US government obligations	37.0	55.2	48.5

Other assets less liabilities	0.2	0.1	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

73

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	15 days	14 days	40 days

Net assets (bln)	$2.1	$2.8	$3.2

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Municipal bonds and notes	93.4%	87.0%	78.4%

Tax-exempt commercial paper	5.9	8.5	8.8

Money market funds	0.7	4.2	7.2

Other assets less liabilities	0.0 (3)	0.3	5.6

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations	For the six months ended
October 31, 2009
(unaudited)

Prime Master Fund

Investment income:
Interest	$46,106,393

Affiliated securities lending income	6,947

46,113,340

Expenses:
Investment advisory and administration fees	10,120,474

Trustees’ fees	41,603

Net expenses	10,162,077

Net investment income	35,951,263

Net realized gain from investment activities	124,910

Net increase in net assets resulting from operations	$36,076,173

Treasury Master Fund

Investment income:
Interest	$12,239,483

Expenses:
Investment advisory and administration fees	4,632,559

Trustees’ fees	21,837

Net expenses	4,654,396

Net investment income	7,585,087

Net realized gain from investment activities	96,259

Net increase in net assets resulting from operations	$7,681,346

Tax-Free Master Fund

Investment income:
Interest	$4,269,668

Expenses:
Investment advisory and administration fees	1,243,540

Trustees’ fees	10,807

Interest expense	1,601

Net expenses	1,255,948

Net investment income	3,013,720

Net realized gain from investment activities	43,255

Net increase in net assets resulting from operations	$3,056,975

See accompanying notes to financial statements

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the
	six months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

Prime Master Fund

From operations:
Net investment income	$35,951,263	$291,333,214

Net realized gain (loss) from investment activities	124,910	(95,374)

Net increase in net assets resulting from operations	36,076,173	291,237,840

Net increase (decrease) in net assets from
beneficial interest transactions	(43,201,019)	5,368,548,119

Net increase (decrease) in net assets	(7,124,846)	5,659,785,959

Net assets:
Beginning of period	19,607,886,818	13,948,100,859

End of period	$19,600,761,972	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$7,585,087	$69,464,085

Net realized gains from investment activities	96,259	3,665

Net increase in net assets resulting from operations	7,681,346	69,467,750

Net increase (decrease) in net assets from
beneficial interest transactions	(3,146,028,300)	3,919,045,621

Net increase (decrease) in net assets	(3,138,346,954)	3,988,513,371

Net assets:
Beginning of period	10,699,897,328	6,711,383,957

End of period	$7,561,550,374	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$3,013,720	$45,352,482

Net realized gains from investment activities	43,255	187,651

Net increase in net assets resulting from operations	3,056,975	45,540,133

Net increase (decrease) in net assets from
beneficial interest transactions	(637,612,794)	82,384,475

Net increase (decrease) in net assets	(634,555,819)	127,924,608

Net assets:
Beginning of period	2,770,040,167	2,642,115,559

End of period	$2,135,484,348	$2,770,040,167

See accompanying notes to financial statements

76

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the six
	months ended		For the	For the period
	October 31, 2009		year ended	August 28, 2007(1) to
	(unaudited)		April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$19,600,762		$19,607,887	$13,948,101

Expenses to average net assets	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.35	%(2)	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$7,561,550		$10,699,897	$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.16	%(2)	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,135,484		$2,770,040	$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.24	%(2)	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

77

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather

78

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,660,531, $668,345 and $181,976, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2009, UBS Global AM owed $23,994, $11,899 and $7,288 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2009, UBS Global AM has agreed to reimburse Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$58,452,817,574

Treasury Master Fund	149,619,958,632

Tax-Free Master Fund	499,898,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Funds’ lending agent. At October 31, 2009 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $4,952,412 for 16 days with a related weighted average annualized interest rate of 0.727%, which resulted in $1,601 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2009, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$260,072,739

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2009	April 30, 2009

Contributions	$17,891,471,976	$33,455,610,806

Withdrawals	(17,934,672,995)	(28,087,062,687)

Net increase (decrease) in beneficial interest	$(43,201,019)	$5,368,548,119

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2009	April 30, 2009

Contributions	$5,126,385,303	$19,523,208,625

Withdrawals	(8,272,413,603)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,146,028,300)	$3,919,045,621

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2009	April 30, 2009

Contributions	$718,748,186	$4,111,522,730

Withdrawals	(1,356,360,980)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(637,612,794)	$82,384,475

Subsequent events
Management has evaluated the effect of subsequent events on the Master Funds’ financial statements through December 28, 2009, the date of issuance of the Master Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Master Funds’ financial statements through this date other than the following.

Effective December 16, 2009, through January 31, 2010, UBS Global AM will voluntarily waive 0.02% of its management fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses will be reduced to 0.08% through January 31, 2010, at which point the waivers would be phased out over several days.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 15-16, 2009, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual

87

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

88

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the first quintile and its total expenses were in the fourth quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. Management noted that the Prime Investor Feeder Fund has been in operation for less than a year and, therefore, this Feeder Fund’s assets under management relative to its Expense Group are significantly less, which resulted in the Feeder Fund’s relatively higher non-management fees when compared to its Expense Group. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s

89

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group’s median. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

90

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2009 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2009. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and five-year periods and in the first quintile for the three- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s performance

91

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the fourth quintile since inception. It was noted that Treasury Investor Feeder Fund had less than one year’s performance data and was relatively small in size.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund’s and Tax-Free Preferred Feeder Fund’s performance were in the fourth quintile for the one-year period and in the third quintile since inception. The Lipper information showed that the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile since inception. It was noted that Tax-Free Investor Feeder Fund had less than one year’s performance data and was relatively small in size. UBS Global AM noted that Tax-Free Master Fund had been managed conservatively for much of its relatively brief life, especially given the impact of the recent credit crisis on the municipals sector.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of

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Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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96

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President
Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Semiannual Report
October 31, 2009

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

December 15, 2009

Dear shareholder,
We present you with the semiannual report for the UBS Select Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”) for the six months ended October 31, 2009.

Performance
The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

• UBS Select Prime Investor Fund: 0.01% as of October 31, 2009, versus 0.34% as of April 30, 2009.

• UBS Select Treasury Investor Fund: 0.01% as of October 31, 2009, versus 0.01% as of April 30, 2009.

• UBS Select Tax-Free Investor Fund: 0.01% as of October 31, 2009, versus 0.14% as of April 30, 2009.

During the reporting period, the Federal Reserve Board continued to keep the federal funds rate at an extremely low level given its continued concerns regarding the US economy. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they

UBS Select Prime
Investor Fund

UBS Select Treasury
Investor Fund

Investment goals
(both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Investor
Fund—August 1, 2008;
UBS Select Treasury Investor
Fund—September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free
Investor Fund

Investment goal:
Maximum current income
exempt from federal income
tax consistent with liquidity
and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

1

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

borrow on an overnight basis.) As a result, yields of the securities in which each Fund invests remained low, which contributed to each Fund’s modest yields.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 11.

An interview with the Portfolio Managers
Q.	How would you describe the economic environment during the reporting period?
A.	Economic growth in the US showed some improvement during the reporting period. Following a steep decline of 6.4% during the first quarter of 2009—prior to the beginning of the reporting period—GDP fell at a more modest pace in the ensuing months, turning in a decline of 0.7% for the second quarter of 2009. This relatively better reading was largely the result of smaller declines in exports and business spending. The estimate for third quarter 2009 GDP, however, showed an increase of 2.8%—a turnaround due, in large part, to the government’s $787 billion stimulus program.

Q.	How did the Federal Reserve Board (the “Fed”) react to this economic environment?
A.	Throughout the reporting period, the Fed maintained its highly accommodative monetary policy as it sought to further stabilize the financial markets and stimulate economic growth. For example, the Fed continued to directly purchase US Treasuries and agency mortgage-backed securities in an attempt to keep interest rates low and to resuscitate the long-ailing housing market.

The Fed kept the fed funds rate within a range of 0.00% to 0.25%—a historic low. The Fed maintained this rate throughout the entire reporting period, indicating at its November 2009 meeting that it expects to continue to do so in anticipation of economic conditions that are “likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, the Treasury Master Fund and the

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the master funds.

•	In the master fund in which UBS Select Prime Investor Fund invests, we sought to maintain a high degree of liquidity in order to minimize pricing volatility and to meet redemption requests. At the start of the reporting period, we did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months. As the reporting period continued and the credit markets stabilized, however, we increased the Fund’s weighted average maturity significantly, from 36 days at the end of April, to 54 days at period end.

At the security level, we maintained a greater than usual level of diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one nongovernment issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

We increased the Fund’s exposure to commercial paper over the six-month period. In addition, we decreased the Fund’s exposure to certificates of deposit and US government and agency obligations, while increasing its exposure to repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

•	In the master fund in which UBS Select Treasury Investor Fund invests, we began the reporting period with an emphasis on investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity. However, although we decreased the Fund’s direct exposure to Treasuries, the Fund’s weighted average maturity nonetheless rose during the period, from 37 days at the end of April, up to 54 days at period end. This was due to the fact that we targeted the six-month to one-year area of the yield curve for new purchases, given our expectations for low interest rates and limited supply in the front end of the curve.

3

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

• In the master fund in which UBS Select Tax-Free Investor Fund invests, we increased its weighted average maturity over the reporting period, from 14 to 15 days. We continued to emphasize variable rate demand notes,(1) also known as “VRDNs,” and increased our exposure to these securities during the reporting period as they provided a high degree of liquidity. In particular, we favored VRDNs offered by high quality providers and investments in self-liquidity VRDNs.(2) We avoided VRDNs that had relatively weaker letters of credit and liquidity providers, such as those offered by regional banks.

Elsewhere in the portfolio, we added to our fixed rate note exposure when existing holdings matured. However, given our desire to increase the diversification in the master fund’s portfolio, overall, our allocation to fixed rate notes declined during the period. We also pared our exposure to tax-exempt commercial paper. Within the tax-exempt commercial paper market, we shifted our emphasis from securities maturing in one month to those maturing in three months, as the latter allowed us to capture incremental yields.

Finally, as a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities. We reduced this exposure as market conditions permitted.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low for a prolonged period of time. While there has been increased appetite for non-Treasury securities, and their spreads have narrowed considerably, we are mindful of the tenuous nature of this

(1)	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, securities at par with seven days’ notice—or, in some cases, one day’s notice.

(2)	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

4

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

economic recovery. (Spread is the difference between the yields paid on US Treasury bonds and other securities.) In addition, while uncertainty in the markets has diminished, it has not yet been banished entirely and has not returned to pre-crisis levels.

The US unemployment rate took a larger-than-expected leap from 9.8% in September 2009 to 10.2% in October, its highest level in over 26 years. While the US economy continues to feel the pain of the recession, a few indicators, including the housing market, as well as manufacturing and consumer confidence, have begun to show some signs of improvement, and the unemployment level decreased slightly in November.

Special note regarding the UBS Select Tax-Free Investor Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues and weaker letter of credit and liquidity providers most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio. As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

5

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Managing Director
UBS Select Tax-Free Investor Fund	UBS Global Asset Management
Head—Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended October 31, 2009. The views and opinions in the letter were current as of December 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

A note about the Temporary Guarantee Program for Money Market Funds
Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Funds participated in the Program from the Program’s inception in the fall of 2008 until it expired on September 18, 2009. Under the Program, the US Treasury guaranteed the share price of any publicly offered eligible money market mutual fund that applied and was accepted into it. Shareholders in money market funds enrolled in the Program were covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. The Funds did not encounter circumstances triggering a need to invoke the guarantee provided by the Program. The Funds have maintained a net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and have continued to seek their stated goals. We were pleased the Funds participated in the Program to provide an added level of protection for covered shareholders, until it expired. We want to reassure shareholders of the following:

•	The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

When the Program was introduced, it had an initial termination date of December 18, 2008. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund each paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per

*	An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

7

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

A note about the Temporary Guarantee Program for Money Market Funds (concluded)
share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, finally, through September 18, 2009. UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund each paid an additional fee calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost was absorbed by the Funds as a fund expense, to the extent not offset by UBS Global Asset Management (Americas) Inc.’s fee waivers/voluntary expense reimbursements.

8

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

9

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Investor Fund

		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,000.30	$1.97	0.39%

Hypothetical (5% annual return before expenses)	1,000.00	1,023.24	1.99	0.39

UBS Select Treasury Investor Fund

		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,000.00	$1.26	0.25%

Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	1.28	0.25

UBS Select Tax-Free Investor Fund

		Ending	Expenses paid
	Beginning	account value*	during period(2)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,000.10	$1.66	0.33%

Hypothetical (5% annual return before expenses)	1,000.00	1,023.54	1.68	0.33

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

*	“Actual — Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

10

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.01%	0.34%	2.39%

Seven-day effective yield(1)	0.01	0.34	2.42

Weighted average maturity(2)	54 days	36 days	52 days

Net assets (mm)	$957.8	$1,512.2	$131.5

UBS Select Treasury Investor Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.01%	0.01%	0.32%

Seven-day effective yield(1)	0.01	0.01	0.32

Weighted average maturity(2)	54 days	37 days	51 days

Net assets (mm)	$154.2	$191.8	$175.0

UBS Select Tax-Free Investor Fund

Yields and characteristics	10/31/09	04/30/09	10/31/08

Seven-day current yield(1)	0.01%	0.14%	1.27%

Seven-day effective yield(1)	0.01	0.14	1.28

Weighted average maturity(2)	15 days	14 days	40 days

Net assets (mm)	$78.0	$110.5	$98.6

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

11

UBS Select Prime Investor Fund

Statement of assets and liabilities—October 31, 2009 (unaudited)

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$957,999,631 which approximates cost for federal income tax purposes)	$957,999,631

Other assets	8,336

Total assets	958,007,967

Liabilities:
Payable to affiliates	116,924

Dividends payable to shareholders	8,164

Accrued expenses and other liabilities	106,462

Total liabilities	231,550

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 957,729,188 outstanding	957,729,188

Accumulated net realized gain from investment activities	47,229

Net assets	$957,776,417

Net asset value per share	$1.00

See accompanying notes to financial statements

12

UBS Select Treasury Investor Fund

Statement of assets and liabilities—October 31, 2009 (unaudited)

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$154,279,217 which approximates cost for federal income tax purposes)	$154,279,217

Receivable from affiliates	9,658

Other assets	11,452

Total assets	154,300,327

Liabilities:
Dividends payable to shareholders	1,313

Accrued expenses and other liabilities	61,220

Total liabilities	62,533

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 154,236,073 outstanding	154,236,073

Accumulated net realized gain from investment activities	1,721

Net assets	$154,237,794

Net asset value per share	$1.00

See accompanying notes to financial statements

13

UBS Select Tax-Free Investor Fund

Statement of assets and liabilities—October 31, 2009 (unaudited)

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$78,057,152 which approximates cost for federal income tax purposes)	$78,057,152

Receivable from affiliates	2,354

Other assets	7,730

Total assets	78,067,236

Liabilities:
Dividends payable to shareholders	751

Accrued expenses and other liabilities	55,073

Total liabilities	55,824

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 78,006,502 outstanding	78,006,502

Accumulated net realized gain from investment activities	4,910

Net assets	$78,011,412

Net asset value per share	$1.00

See accompanying notes to financial statements

14

UBS Select Prime Investor Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$3,101,297

Securities lending income allocated from Master	431

Expenses allocated from Master	(655,208)

Net investment income allocated from Master	2,446,520

Expenses:
Service and distribution fees	2,292,181

Administration fees	654,909

Transfer agency fees	81,976

Professional fees	30,497

State registration fees	30,487

Reports and notices to shareholders	9,453

Trustees’ fees	7,359

Custody and accounting fees	4,661

US Treasury Temporary Guarantee Program Participation fees	3,459

Other expenses	6,798

3,121,780

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(1,194,071)

Net expenses	1,927,709

Net investment income	518,811

Net realized gain from investment activities allocated from Master	7,199

Net increase in net assets resulting from operations	$526,010

See accompanying notes to financial statements

15

UBS Select Treasury Investor Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$224,068

Expenses allocated from Master	(85,831)

Net investment income allocated from Master	138,237

Expenses:
Service and distribution fees	300,294

Administration fees	85,798

Professional fees	31,008

Transfer agency fees	10,417

State registration fees	9,559

Reports and notices to shareholders	8,528

Trustees’ fees	5,870

Custody and accounting fees	4,982

US Treasury Temporary Guarantee Program Participation fees	386

Other expenses	5,146

461,988

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(332,333)

Net expenses	129,655

Net investment income	8,582

Net realized gain from investment activities allocated from Master	1,721

Net increase in net assets resulting from operations	$10,303

See accompanying notes to financial statements

16

UBS Select Tax-Free Investor Fund

Statement of operations

For the six
months ended
October 31, 2009
(unaudited)

Investment income:
Interest income allocated from Master	$160,459

Expenses allocated from Master	(47,360)

Net investment income allocated from Master	113,099

Expenses:
Service and distribution fees	165,647

Administration fees	47,328

Professional fees	30,548

State registration fees	8,795

Reports and notices to shareholders	8,460

Transfer agency fees	6,303

Custody and accounting fees	4,982

Trustees’ fees	2,353

Other expenses	6,441

280,857

Less: Fee waivers and/or expense reimbursements by administrator and distributor	(174,303)

Net expenses	106,554

Net investment income	6,545

Net realized gain from investment activities allocated from Master	1,559

Net increase in net assets resulting from operations	$8,104

See accompanying notes to financial statements

17

UBS Select Prime Investor Fund

Statement of changes in net assets

	For the six
	months ended	For the period
	October 31, 2009	August 1, 2008(1) to
	(unaudited)	April 30, 2009

From operations:
Net investment income	$518,811	$3,654,595

Net realized gains from investment activities	7,199	40,030

Net increase in net assets resulting from operations	526,010	3,694,625

Dividends to shareholders from:
Net investment income	(518,811)	(3,654,595)

Net increase (decrease) in net assets from beneficial interest transactions	(554,454,349)	1,512,183,537

Net increase (decrease) in net assets	(554,447,150)	1,512,223,567

Net assets:
Beginning of period	1,512,223,567	—

End of period	$957,776,417	$1,512,223,567

Accumulated undistributed net investment income	$—	$—

(1)   Commencement of operations.

See accompanying notes to financial statements

18

UBS Select Treasury Investor Fund

Statement of changes in net assets

	For the six
	months ended	For the period
	October 31, 2009	September 18, 2008(1) to
	(unaudited)	April 30, 2009

From operations:
Net investment income	$8,582	$64,050

Net realized gains from investment activities	1,721	65

Net increase in net assets resulting from operations	10,303	64,115

Dividends and distributions to shareholders from:
Net investment income	(8,582)	(64,050)

Net realized gain from investment activities	—	(65)

Total dividends and distributions to shareholders	(8,582)	(64,115)

Net increase (decrease) in net assets from beneficial interest transactions	(37,535,770)	191,771,843

Net increase (decrease) in net assets	(37,534,049)	191,771,843

Net assets:
Beginning of period	191,771,843	—

End of period	$154,237,794	$191,771,843

Accumulated undistributed net investment income	$—	$—

(1)   Commencement of operations.

See accompanying notes to financial statements

19

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

	For the six
	months ended	For the period
	October 31, 2009	September 22, 2008(1) to
	(unaudited)	April 30, 2009

From operations:
Net investment income	$6,545	$356,764

Net realized gains from investment activities	1,559	3,351

Net increase in net assets resulting from operations	8,104	360,115

Dividends to shareholders from:
Net investment income	(6,545)	(356,764)

Net increase (decrease) in net assets from beneficial interest transactions	(32,486,815)	110,493,317

Net increase (decrease) in net assets	(32,485,256)	110,496,668

Net assets:
Beginning of period	110,496,668	—

End of period	$78,011,412	$110,496,668

Accumulated undistributed net investment income	$—	$—

(1) Commencement of operations.

See accompanying notes to financial statements

20

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the period
	October 31, 2009		August 1, 2008(1) to
	(unaudited)		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.000	(2)	0.011

Dividends from net investment income	(0.000	)(2)	(0.011)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.03%		1.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$957,776		$1,512,224

Expenses to average net assets, net of fee waivers and/or expense reimbursements by administrator and distributor(4),(5)	0.39%		0.45%

Expenses to average net assets, before fee waivers and/or expense reimbursements by administrator and distributor(4),(5)	0.58%		0.60%

Net investment income to average net assets(4),(5)	0.08%		0.77%

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

21

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the period
	October 31, 2009		September 18, 2008(1) to
	(unaudited)		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.000	(2)	0.001

Dividends from net investment income	(0.000	)(2)	(0.001)

Distributions from net realized gain from investment activities	(0.000	)(2)	(0.000	)(2)

Total dividends and distributions	(0.000	)(2)	(0.001)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.00%		0.06%

Ratios/supplemental data:
Net assets, end of period (000’s)	$154,238		$191,772

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor(4),(5)	0.25%		0.40%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor(4),(5)	0.64%		0.65%

Net investment income to average net assets(4),(5)	0.01%		0.06%

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

22

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended		For the period
	October 31, 2009		September 22, 2008(1) to
	(unaudited)		April 30, 2009

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.000	(2)	0.005

Dividends from net investment income	(0.000	)(2)	(0.005)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.01%		0.46%

Ratios/supplemental data:
Net assets, end of period (000’s)	$78,011		$110,497

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor/administrator and distributor(4),(5)	0.33%		0.42%

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor/administrator and distributor(4),(5)	0.69%		0.72%

Net investment income to average net assets(4),(5)	0.01%		0.55%

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

23

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (4.89% for Prime Investor Fund, 2.04% for Treasury Investor Fund and 3.66% for Tax-Free Investor Fund at October 31, 2009). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

24

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

25

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At October 31, 2009, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $83,044, $9,663, and $6,773, respectively, for administrative services.

UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that the Funds’ total ordinary annual operating expenses through August 31, 2010 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At October 31, 2009, UBS Global AM owes Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $68,276, $19,324 and $14,846 for fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2009, UBS Global AM was contractually obligated to waive $498,984, $118,441 and $91,546, respectively. Each Fund will repay UBS Global AM for any such waived fees/reimbursed expenses pursuant to these contractual arrangements to the extent that it can do so over the three fiscal years following August 31, 2010, without

26

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

causing a Fund’s expenses in any of those three years to exceed such expense cap.

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Funds’ shares. During the six months ended October 31, 2009, the Funds each paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of the average daily net assets. At October 31, 2009, the Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $298,538, $47,073 and $23,710 in distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses do not exceed 0.45%. UBS Global AM has also undertaken to waive fees and/or reimburse expenses in the event that current fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2009 UBS Global AM—US owed the Funds $196,382, $47,070 and $17,991 for these additional fee waivers and/or expense reimbursements, respectively. For the six months ended October 31, 2009, UBS Global AM—US voluntarily waived $695,087, $213,892 and $82,757, respectively. There is no guarantee that this additional voluntary amount will continue to be waived and/or expenses reimbursed.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the period ended April 30, 2009 was ordinary income. The tax character of distributions paid to shareholders

27

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

by Tax-Free Investor Fund during the period ended April 30, 2009, was 99.79% tax-exempt income and 0.21% ordinary income.

The tax character of distributions and components of accumulated earnings (deficit) on a tax basis will be determined at the end of the Funds’ fiscal year ending April 30, 2010.

As of and during the period ended October 31, 2009, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years since the inception of each Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six	For the
	months ended	period ended
Prime Investor Fund	October 31, 2009	April 30, 2009(1)

Shares sold	893,803,116	2,611,604,330

Shares repurchased	(1,449,140,947)	(1,102,435,915)

Dividends reinvested	883,482	3,015,122

Net increase (decrease) in shares outstanding	(554,454,349)	1,512,183,537

	For the six	For the
	months ended	period ended
Treasury Investor Fund	October 31, 2009	April 30, 2009(2)

Shares sold	110,361,656	574,329,672

Shares repurchased	(147,905,601)	(382,614,202)

Dividends reinvested	8,175	56,373

Net increase (decrease) in shares outstanding	(37,535,770)	191,771,843

28

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements (unaudited)

	For the six	For the
	months ended	period ended
Tax-Free Investor Fund	October 31, 2009	April 30, 2009(3)

Shares sold	57,362,204	330,634,459

Shares repurchased	(89,861,579)	(220,423,357)

Dividends reinvested	12,560	282,215

Net increase (decrease) in shares outstanding	(32,486,815)	110,493,317

(1)	The Fund commenced operations on August 1, 2008.
(2)	The Fund commenced operations on September 18, 2008.
(3)	The Fund commenced operations on September 22, 2008.

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participated in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covered shareholders of mutual funds as of the close of business on September 19, 2008. The program expired on September 18, 2009. Each Fund bore the cost of participating in this program, as this was not an expense borne by the Funds’ advisor. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September 18, 2009. Each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

Subsequent events
Management has evaluated the effect of subsequent events on the Funds’ financial statements through December 28, 2009, the date of issuance of the Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Funds’ financial statements through this date.

29

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2009 as short-term capital gain dividends.

UBS Select Treasury Investor Fund intends to report the percentage of dividends that qualify as “interest related dividends” paid to non-U.S. shareholders for the calendar year 2009 in the annual supplemental tax brochure to shareholders expected to be available at the end of January 2010.

30

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—18.30%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,916,667

Federal Home Loan Bank
0.425%, due 11/13/09(2)	113,000,000	113,000,000

0.800%, due 12/09/09(1)	90,000,000	89,924,000

0.184%, due 01/13/10(2)	79,000,000	78,998,316

0.420%, due 03/01/10(1)	123,200,000	123,027,520

0.875%, due 03/30/10	150,000,000	150,408,293

0.800%, due 05/05/10	150,000,000	149,992,397

0.550%, due 06/10/10	150,000,000	150,029,046

0.600%, due 06/21/10	75,000,000	74,962,880

0.440%, due 09/01/10(1)	47,000,000	46,825,369

0.500%, due 10/15/10	83,750,000	83,744,883

0.204%, due 11/09/10(2)	230,000,000	230,013,815

Federal Home Loan Mortgage Corp.*
0.560%, due 11/02/09(2)	200,000,000	200,000,000

0.140%, due 11/16/09(2)	32,500,000	32,499,005

0.290%, due 11/16/09(1)	86,845,000	86,834,506

4.875%, due 02/09/10	195,000,000	197,376,069

0.210%, due 04/19/10(1)	245,000,000	244,758,471

0.430%, due 05/17/10(1)	197,500,000	197,035,272

1.450%, due 09/10/10	50,000,000	50,392,906

Federal National Mortgage Association*
0.110%, due 11/17/09(1)	225,000,000	224,989,000

0.174%, due 01/13/10(2)	321,000,000	321,000,000

0.540%, due 07/12/10(1)	145,000,000	144,449,725

0.530%, due 08/02/10(1)	100,000,000	99,596,611

2.875%, due 10/12/10	52,750,000	53,927,566

US Treasury Bills
0.495%, due 07/29/10(1)	90,000,000	89,665,875

US Treasury Notes
2.375%, due 08/31/10	125,000,000	126,844,689

1.500%, due 10/31/10	150,000,000	151,576,700

Total US government and agency obligations
(cost—$3,586,789,581)		3,586,789,581

31

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Time deposit—1.39%

Banking-non-US—1.39%
Societe Generale, Cayman Islands
0.130%, due 11/02/09 (cost—$272,000,000)	$272,000,000	$272,000,000

Certificates of deposit—12.31%

Banking-non-US—12.31%
ABN AMRO Bank NV
0.740%, due 12/30/09	113,000,000	113,079,495

Bank of Montreal
0.230%, due 11/16/09	250,000,000	250,000,000

Bank of Nova Scotia
1.100%, due 05/11/10	48,000,000	48,000,000

Barclays Bank PLC
0.320%, due 11/06/09	200,000,000	200,000,000

BNP Paribas
0.500%, due 11/25/09	100,000,000	100,000,000

0.320%, due 01/06/10	30,000,000	30,000,000

0.370%, due 03/03/10	104,100,000	104,100,000

Calyon N.A., Inc.
0.330%, due 11/02/09	250,000,000	250,000,000

0.530%, due 12/18/09	100,000,000	100,000,000

Deutsche Bank AG
0.892%, due 12/18/09(2)	50,000,000	50,201,550

Fortis Bank NV-SA
0.230%, due 11/05/09	200,000,000	200,000,000

Lloyds TSB Bank PLC
0.410%, due 11/09/09	149,000,000	149,000,000

0.340%, due 11/25/09	150,000,000	150,000,000

National Bank of Canada
0.300%, due 11/24/09	168,250,000	168,250,000

Nordea Bank Finland
0.750%, due 09/23/10	44,000,000	44,007,905

Rabobank Nederland NV
0.520%, due 12/07/09	100,000,000	100,000,000

Royal Bank of Scotland PLC
0.210%, due 11/09/09	150,000,000	150,000,000

Societe Generale
0.500%, due 02/01/10	100,000,000	100,000,000

32

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Westpac Banking Corp.
0.190%, due 11/02/09(2)	$61,000,000	$61,000,000

0.200%, due 11/02/09(2)	45,000,000	45,000,000

Total certificates of deposit (cost—$2,412,638,950)		2,412,638,950

Commercial paper(1)—51.34%

Asset backed-banking—1.40%
Atlantis One Funding
0.280%, due 11/09/09	200,000,000	199,987,555

0.250%, due 12/07/09	75,000,000	74,981,250

		274,968,805

Asset backed-miscellaneous—21.54%
Amsterdam Funding Corp.
0.180%, due 11/02/09	67,535,000	67,534,662

Atlantic Asset Securitization LLC
0.210%, due 11/04/09	57,100,000	57,099,001

0.210%, due 11/05/09	75,000,000	74,998,250

0.300%, due 11/09/09	100,000,000	99,993,333

0.190%, due 11/23/09	60,000,000	59,993,033

0.280%, due 11/23/09	48,094,000	48,085,771

0.180%, due 11/25/09	42,000,000	41,994,960

Bryant Park Funding LLC
0.190%, due 11/06/09	50,000,000	49,998,681

0.190%, due 11/23/09	100,000,000	99,988,389

0.190%, due 12/03/09	157,292,000	157,265,435

Chariot Funding LLC
0.190%, due 11/10/09	25,006,000	25,004,812

0.190%, due 11/20/09	41,149,000	41,144,874

0.180%, due 12/02/09	100,000,000	99,984,500

Enterprise Funding Co. LLC
0.280%, due 11/24/09	146,000,000	145,973,882

0.240%, due 12/22/09	69,000,000	68,976,540

Fairway Finance Co. LLC
0.190%, due 11/16/09	60,000,000	59,995,250

0.190%, due 11/23/09	43,918,000	43,912,901

0.250%, due 12/04/09	86,069,000	86,049,276

0.230%, due 01/12/10	71,854,000	71,820,947

33

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Jupiter Securitization Co. LLC
0.180%, due 11/06/09	$45,008,000	$45,006,875

0.190%, due 11/16/09	210,000,000	209,983,375

0.190%, due 11/19/09	88,024,000	88,015,638

Kitty Hawk Funding Corp.
0.270%, due 11/02/09	60,741,000	60,740,544

0.220%, due 11/05/09	188,000,000	187,995,404

Liberty Street Funding LLC
0.190%, due 11/23/09	25,000,000	24,997,097

0.210%, due 01/04/10	50,000,000	49,981,333

0.230%, due 01/21/10	50,000,000	49,974,125

0.230%, due 01/25/10	50,000,000	49,972,847

Market Street Funding LLC
0.280%, due 11/05/09	55,000,000	54,998,289

0.280%, due 11/16/09	85,000,000	84,990,083

0.280%, due 11/17/09	63,498,000	63,490,098

Old Line Funding Corp.
0.300%, due 11/10/09	51,329,000	51,325,150

0.190%, due 11/13/09	45,000,000	44,997,150

0.280%, due 11/16/09	62,392,000	62,384,721

Ranger Funding Co. LLC
0.200%, due 11/04/09	50,000,000	49,999,167

0.300%, due 11/06/09	200,000,000	199,991,667

0.240%, due 01/14/10	55,000,000	54,972,867

0.250%, due 01/14/10	45,000,000	44,976,875

0.240%, due 01/22/10	45,000,000	44,975,400

Regency Markets No. 1 LLC
0.210%, due 11/09/09	38,211,000	38,209,217

Salisbury Receivables Co. LLC
0.200%, due 11/05/09	50,000,000	49,998,889

0.190%, due 11/13/09	61,000,000	60,996,137

0.180%, due 12/01/09	110,000,000	109,983,500

Sheffield Receivables Corp.
0.190%, due 11/24/09	50,000,000	49,993,931

0.210%, due 01/13/10	100,000,000	99,957,417

0.210%, due 01/14/10	70,000,000	69,969,783

34

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
0.210%, due 01/15/10	$88,000,000	$87,961,500

0.210%, due 01/19/10	45,000,000	44,979,262

Thames Asset Global Securitization No. 1
0.200%, due 11/09/09	80,653,000	80,649,415

0.300%, due 11/09/09	52,549,000	52,545,497

0.200%, due 11/18/09	65,000,000	64,993,861

Thunderbay Funding
0.250%, due 12/03/09	149,544,000	149,510,768

0.230%, due 12/07/09	90,762,000	90,741,125

0.240%, due 01/06/10	29,358,000	29,345,082

Yorktown Capital LLC
0.300%, due 11/06/09	88,665,000	88,661,306

0.180%, due 11/18/09	34,000,000	33,997,110

0.180%, due 11/23/09	96,000,000	95,989,440

		4,222,066,442

Asset backed-securities—3.83%
Clipper Receivables Co. LLC
0.240%, due 11/13/09	250,000,000	249,980,000

0.250%, due 12/18/09	100,000,000	99,967,361

0.280%, due 01/15/10	150,000,000	149,912,500

Grampian Funding LLC
0.350%, due 01/22/10	40,000,000	39,968,111

0.350%, due 02/02/10	210,000,000	209,814,208

		749,642,180

Banking-non-US—7.45%
Banco Bilbao Vizcaya Argentaria SA
0.190%, due 12/03/09	132,900,000	132,877,555

0.190%, due 12/17/09	40,000,000	39,990,289

Bank of Nova Scotia
0.430%, due 11/17/09	50,000,000	49,990,445

Dnb NOR ASA
0.250%, due 11/19/09	50,000,000	49,993,750

0.250%, due 11/30/09	125,000,000	124,974,826

35

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Banking-non-US—(concluded)
Groupe BPCE
0.340%, due 11/30/09	$89,750,000	$89,725,419

0.280%, due 12/11/09	141,000,000	140,956,133

0.260%, due 12/24/09	150,000,000	149,942,583

0.270%, due 01/06/10	100,000,000	99,950,500

KBC Financial Products International Ltd.
0.420%, due 11/05/09	85,000,000	84,996,033

National Bank of Canada
0.290%, due 11/19/09	75,000,000	74,989,125

Svenska Handelsbanken
0.230%, due 01/27/10	185,000,000	184,897,171

Westpac Banking Corp.
0.450%, due 11/16/09	87,500,000	87,483,594

0.290%, due 01/11/10	149,500,000	149,414,494

		1,460,181,917

Banking-US—16.10%
Barclays US Funding Corp
0.230%, due 01/29/10	165,000,000	164,906,179

Calyon N.A., Inc.
0.270%, due 02/08/10	100,000,000	99,925,750

Danske Corp.
0.230%, due 11/04/09	140,000,000	139,997,317

0.170%, due 11/20/09	50,000,000	49,995,514

0.180%, due 11/30/09	93,300,000	93,286,471

0.270%, due 12/11/09	50,000,000	49,985,000

0.230%, due 01/04/10	150,000,000	149,938,667

Deutsche Bank Financial LLC
0.300%, due 11/12/09	250,000,000	249,977,083

0.230%, due 02/24/10	200,000,000	199,853,055

Dexia Delaware LLC
0.250%, due 11/13/09	250,000,000	249,979,167

0.280%, due 11/30/09	200,000,000	199,954,889

ING (US) Funding LLC
0.510%, due 01/08/10	12,500,000	12,487,958

0.455%, due 01/14/10	82,500,000	82,422,840

0.300%, due 01/27/10	100,000,000	99,927,500

0.300%, due 01/28/10	100,000,000	99,926,667

36

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Morgan (J.P.) Chase & Co.
0.500%, due 11/09/09	$100,000,000	$99,988,889

Morgan (J.P.) Chase Funding, Inc.
0.190%, due 12/21/09	200,000,000	199,947,222

0.200%, due 01/04/10	200,000,000	199,928,889

Nordea N.A., Inc.
0.180%, due 11/23/09	174,490,000	174,470,806

San Paolo IMI US Financial Co.
0.130%, due 11/02/09	200,000,000	199,999,278

0.240%, due 11/23/09	239,500,000	239,464,873

Societe Generale N.A., Inc.
0.270%, due 01/21/10	100,000,000	99,939,250

		3,156,303,264

Finance-noncaptive diversified—0.77%
General Electric Capital Corp.
0.200%, due 01/05/10	50,000,000	49,981,944

0.200%, due 01/11/10	100,000,000	99,960,556

		149,942,500

Food/beverage—0.25%
Nestle Capital Corp.
0.650%, due 02/16/10	50,000,000	49,903,403

Total commercial paper (cost—$10,063,008,511)		10,063,008,511

US master note—3.01%

Brokerage—3.01%
Banc of America Securities LLC
0.270%, due 11/02/09(2),(3) (cost—$590,000,000)	590,000,000	590,000,000

Short-term corporate obligations—1.79%

Banking-non-US—0.27%
Commonwealth Bank of Australia
0.301%, due 01/28/10(2),(4)	53,000,000	53,000,000

Finance-noncaptive consumer—0.51%
General Electric Capital Corp.
0.354%, due 01/20/10(2)	100,000,000	99,984,928

37

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Supranationals—1.01%
International Finance Corp.
0.130%, due 11/02/09(1)	$100,000,000	$99,999,639

0.700%, due 06/08/10	98,000,000	98,000,000

		197,999,639

Total short-term corporate obligations (cost—$350,984,567)		350,984,567

Repurchase agreements—12.89%

Repurchase agreement dated 10/30/09 with Banc of America Securities, 0.060% due 11/02/09, collateralized by $191,940,000 Federal Home Loan Bank obligations, zero coupon to 1.625% due 04/05/10 to 11/21/12 and $103,191,000 Federal National Mortgage Association obligations, 5.000% due 04/15/15 to 05/11/17; (value—$306,000,140); proceeds: $300,001,500	300,000,000	300,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $12,000,000 Federal Agricultural Mortgage Corp. obligations, zero coupon due 12/04/09, $155,615,000 Federal Farm Credit Bank obligations, 0.464% due 02/11/10, $298,000,000 Federal Home Loan Bank obligations, zero coupon to 3.750% due 12/07/09 to 09/09/11, $128,174,000 Federal National Mortgage Association obligations, 5.250% due 08/01/12 and $45,000 Financing Corp. obligations, 10.350% due 08/03/18; (value—$612,000,390); proceeds: $600,003,000	600,000,000	600,000,000

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.060% due 11/02/09, collateralized by $300,225,000 Federal Home Loan Bank obligations, 3.375% to 3.625% due 06/24/11 to 09/16/11, $20,936,000 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.750% due 12/08/10 to 09/03/13 and $296,194,000 Federal National Mortgage Association obligations, 3.000% to 5.000% due 01/13/14 to 03/15/16; (value—$639,540,947); proceeds: $627,003,135	627,000,000	627,000,000

Repurchase agreement dated 10/30/09 with Goldman Sachs & Co., 0.060% due 11/02/09, collateralized by $502,348,000 Federal Farm Credit Bank obligations, zero coupon to 6.700% due 11/06/09 to 05/21/29; (value—$510,000,170); proceeds: $500,002,500	500,000,000	500,000,000

38

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.060% due 11/02/09, collateralized by $509,240,000 Federal Home Loan Bank obligations, 1.375% to 1.780% due 09/28/11 to 04/05/12; (value—$510,680,318); proceeds: $500,002,500	$500,000,000	$500,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $325,000 US Treasury Bills, zero coupon due 02/11/10; (value—$324,935); proceeds: $316,000	316,000	316,000

Total repurchase agreements (cost—$2,527,316,000)		2,527,316,000

Total investments (cost—$19,802,737,609 which approximates
cost for federal income tax purposes)—101.03%		19,802,737,609

Liabilities in excess of other assets—(1.03)%		(201,975,637)

Net assets—100.00%		$19,600,761,972

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2009, and reset periodically.
(3)	The security detailed in the table below, which represents 3.01% of net assets, is considered liquid and restricted as of October 31, 2009.

			Acquisition		10/31/09
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	10/31/09	of net
security	date(5)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.270%, 11/02/09	10/31/09	$590,000,000	3.01%	$590,000,000	3.01%

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.27% of net assets as of October 31, 2009, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	Acquisition date represents most recent reset date on variable rate securities.

39

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

Affiliated issuer activity
The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/09	10/31/09	10/31/09	10/31/09	10/31/09

UBS Private
Money Market
Fund LLC	$102,816,000	$184,033,500	$286,849,500	$0	$6,947

Issuer breakdown by country of origin

Percentage of total investments

United States	78.7%

France	7.3

United Kingdom	3.3

Canada	3.0

Australia	2.0

Belgium	1.4

Netherlands	1.1

Sweden	0.9

Norway	0.9

Spain	0.9

Germany	0.3

Finland	0.2

Total	100.0%

Weighted average maturity—54 days

40

Prime Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments.

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$3,586,789,581	$—	$3,586,789,581

Time deposit	—	272,000,000	—	272,000,000

Certificates of deposit	—	2,412,638,950	—	2,412,638,950

Commercial paper	—	10,063,008,511	—	10,063,008,511

US master note	—	590,000,000	—	590,000,000

Short-term corporate obligations	—	350,984,567	—	350,984,567

Repurchase agreements	—	2,527,316,000	—	2,527,316,000

Total	$—	$19,802,737,609	$—	$19,802,737,609

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s assets that were valued using unobservable inputs for the period:

Measurements at 10/31/09

Funding agreement

Assets
Beginning balance	$260,000,000

Net purchases/(sales)	(260,000,000)

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized appreciation/(depreciation)	—

Net transfers in/(out) of Level 3	—

Ending balance	$—

See accompanying notes to financial statements

41

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

US government obligations—36.99%

US Cash Management Bills
0.450%, due 04/01/10(1)	$150,000,000	$149,716,875

US Treasury Bills
0.002%, due 11/05/09(1)	300,000,000	299,999,933

0.265%, due 11/19/09(1)	150,000,000	149,980,125

0.630%, due 11/19/09(1)	100,000,000	99,968,500

0.315%, due 08/26/10(1)	100,000,000	99,739,664

0.450%, due 08/26/10(1)	35,000,000	34,869,625

0.380%, due 10/21/10(1)	96,000,000	95,641,280

US Treasury Notes
3.500%, due 11/15/09	33,000,000	33,042,866

3.125%, due 11/30/09	115,000,000	115,258,264

3.500%, due 12/15/09	100,000,000	100,384,944

2.125%, due 01/31/10	338,000,000	339,585,093

2.000%, due 02/28/10	622,300,000	625,642,452

4.500%, due 05/15/10	150,000,000	153,422,379

2.875%, due 06/30/10	100,000,000	101,483,953

2.750%, due 07/31/10	165,000,000	167,758,912

2.375%, due 08/31/10	97,000,000	98,472,572

2.000%, due 09/30/10	100,000,000	101,440,900

1.500%, due 10/31/10	30,000,000	30,315,340

Total US government obligations (cost—$2,796,723,677)		2,796,723,677

Repurchase agreements—62.84%

Repurchase agreement dated 10/30/09 with Banc of America Securities LLC, 0.050% due 11/02/09, collateralized by $125,514,300 US Treasury Bills, zero coupon due 02/11/10, $256,190,600 US Treasury Inflation Index Notes, 1.875% to 2.000% due 07/15/13 to 01/15/14 and $764,572,800 US Treasury Notes, 1.750% to 3.375% due 06/30/13 to 06/30/14; (value—$1,224,000,084); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with Barclays Bank PLC, 0.060% due 11/02/09, collateralized by $54,771,200 US Treasury Bonds, 4.500% due 08/15/39 and $1,034,251,500 US Treasury Notes, 2.375% to 3.750% due 03/31/16 to 11/15/18; (value—$1,122,000,027); proceeds: $1,100,005,500	1,100,000,000	1,100,000,000

42

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/30/09 with Deutsche Bank Securities, Inc., 0.050% due 11/02/09, collateralized by $356,089,400 US Treasury Bonds, 4.500% to 6.625% due 02/15/27 to 08/15/39, $210,626,800 US Treasury Inflation Index Bonds, 3.625% due 04/15/28, $238,542,700 US Treasury Inflation Index Notes, 1.625% due 01/15/18 and $245,456,000 US Treasury Notes, 4.000% to 5.000% due 04/15/10 to 02/15/11; (value—$1,276,836,034); proceeds: $1,251,805,216	$1,251,800,000	$1,251,800,000

Repurchase agreement dated 10/30/09 with Morgan Stanley & Co., 0.050% due 11/02/09, collateralized by $2,480,221,600 US Treasury Bonds Principal Strips, 3.500% to 8.000% due 02/15/20 to 08/15/39, $289,310,000 US Treasury Coupon Strips, zero coupon due 02/15/20 to 02/15/26, $481,400 US Treasury Notes, 4.750% due 05/31/12 and $387,097,600 US Treasury Strips, zero coupon due 11/15/19 to 08/15/26; (value—$1,224,000,033); proceeds: $1,200,005,000	1,200,000,000	1,200,000,000

Repurchase agreement dated 10/30/09 with State Street Bank & Trust Co., 0.010% due 11/02/09, collateralized by $230,000 US Treasury Bills, zero coupon due 02/11/10; (value—$229,954); proceeds: $221,000	221,000	221,000

Total repurchase agreements (cost—$4,752,021,000)		4,752,021,000

Total investments (cost—$7,548,744,677 which approximates
cost for federal income tax purposes)—99.83%		7,548,744,677

Other assets in excess of liabilities—0.17%		12,805,697

Net assets—100.00%		$7,561,550,374

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—54 days

43

Treasury Master Fund

Statement of net assets—October 31, 2009 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$2,796,723,677	$—	$2,796,723,677

Repurchase agreements	—	4,752,021,000	—	4,752,021,000

Total	$—	$7,548,744,677	$—	$7,548,744,677

See accompanying notes to financial statements

44

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—93.40%

Alabama—1.52%
Mobile County Industrial Development Authority
Pollution Control Revenue Refunding (ExxonMobil Project),
0.230%, VRD	$1,000,000	$1,000,000

Mobile Downtown Redevelopment Authority Revenue
(Austal USA LLC Project),
0.190%, VRD	5,000,000	5,000,000

Montgomery Industrial Development Board Pollution
Control & Solid Waste District Refunding
(General Electric Co. Project),
0.160%, VRD	26,500,000	26,500,000

		32,500,000

Alaska—0.01%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series B,
0.170%, VRD	200,000	200,000

Arizona—2.03%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.160%, VRD	25,800,000	25,800,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.250%, VRD	9,700,000	9,700,000

0.350%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.350%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power District Electric
Systems Revenue (Barclays Capital Municipal Trust Receipts,
Series 9W),
0.190%, VRD(1),(2)	3,750,000	3,750,000

		43,300,000

Colorado—1.18%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.310%, VRD(1),(2)	12,075,000	12,075,000

45

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series A-9,
0.200%, VRD	$1,800,000	$1,800,000

Series C-1,
0.250%, VRD	910,000	910,000

Series C-6,
0.250%, VRD	5,400,000	5,400,000

Pitkin County Industrial Development Revenue Refunding
(Aspen Skiing Co. Project),
Series A,
0.250%, VRD	5,100,000	5,100,000

		25,285,000

Connecticut—0.79%
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series Y-3,
0.150%, VRD	5,400,000	5,400,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
0.200%, VRD	1,575,000	1,575,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.360%, VRD(1),(2)	9,925,000	9,925,000

		16,900,000

District of Columbia—0.93%
District of Columbia Revenue (Field School Project),
Series A,
0.270%, VRD	13,785,000	13,785,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.260%, VRD	6,175,000	6,175,000

		19,960,000

Florida—6.04%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2 (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,034,170

46

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Gainesville Utilities System Revenue,
Series A,
0.200%, VRD	$2,495,000	$2,495,000

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (NATL-RE Insured),
0.360%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.210%, VRD	36,935,000	36,935,000

Series Three D-1,
0.210%, VRD	17,270,000	17,270,000

Series Three D-2-A,
0.200%, VRD	5,445,000	5,445,000

JEA Water & Sewer Revenue System,
Series B,
0.200%, VRD	5,400,000	5,400,000

Subseries B-1,
0.200%, VRD	41,980,000	41,980,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.280%, VRD	7,500,000	7,500,000

		129,034,170

Georgia—2.47%
Atlanta Water & Wastewater Revenue,
0.220%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.260%, VRD(1),(2)	9,750,000	9,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.260%, VRD	4,000,000	4,000,000

Municipal Electric Authority (Project One),
Subseries B,
0.250%, VRD	2,000,000	2,000,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series C5,
0.160%, VRD	3,000,000	3,000,000

47

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.260%, VRD	$4,000,000	$4,000,000

		52,750,000

Idaho—0.75%
Idaho Tax Anticipation Notes,
2.500%, due 06/30/10	12,000,000	12,165,654

Power County Pollution Control Revenue (FMC Corp. Project),
0.280%, VRD	3,800,000	3,800,000

		15,965,654

Illinois—4.80%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.220%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.180%, VRD	4,000,000	4,000,000

Chicago (Neighborhoods Alive 21),
Series B,
0.180%, VRD	8,900,000	8,900,000

Chicago (Pre-refunded with REFCORP Strips and State and
Local Government Securities to 07/01/10 @ 101),
Series A (FGIC Insured),
6.750%, due 07/01/10	1,425,000	1,497,271

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.200%, VRD	12,000,000	12,000,000

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,163,346

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.200%, VRD	9,720,000	9,720,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.260%, VRD	14,680,000	14,680,000

48

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.180%, VRD	$12,500,000	$12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.300%, VRD	3,045,000	3,045,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.150%, VRD	7,275,000	7,275,000

Illinois Finance Authority Revenue
(Northwestern Memorial Hospital),
Series A-1,
0.200%, VRD	3,685,000	3,685,000

Illinois Finance Authority Revenue
(University of Chicago Medical Center),
Series E-1,
0.200%, VRD	6,500,000	6,500,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.310%, VRD(1),(2)	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.200%, VRD	4,990,000	4,990,000

		102,455,617

Indiana—3.00%
Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding,
Series A,
0.280%, VRD	4,440,000	4,440,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.200%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.200%, VRD	16,600,000	16,600,000

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (NATL-RE Insured),
0.310%, VRD(1),(2)	4,690,000	4,690,000

49

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.160%, VRD	$16,100,000	$16,100,000

Purdue University Revenues (Student Facilities System),
Series A,
0.170%, VRD	9,200,000	9,200,000

Purdue University Revenues (Student Fee),
Series X,
5.000%, due 07/01/10	1,585,000	1,631,058

		64,061,058

Iowa—0.35%
Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.200%, VRD	2,960,000	2,960,000

Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	4,500,000	4,521,790

		7,481,790

Kansas—0.71%
Kansas State Department of Transportation Highway
Revenue Refunding,
Series B-2,
0.130%, VRD	10,000,000	10,000,000

Lawrence Temporary Notes,
Series I,
2.000%, due 10/01/10	5,120,000	5,185,277

		15,185,277

Kentucky—1.96%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.200%, VRD	8,700,000	8,700,000

Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.200%, VRD	1,880,000	1,880,000

50

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.350%, VRD	$7,000,000	$7,000,000

Shelby County Lease Revenue,
Series A,
0.200%, VRD	13,705,000	13,705,000

Trimble County Association of Counties Leasing Trust Lease
Program Revenue,
Series A,
0.200%, VRD	5,565,000	5,565,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.220%, VRD	4,945,000	4,945,000

		41,795,000

Maine—0.14%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.310%, VRD(1),(2)	2,985,000	2,985,000

Maryland—3.23%
Easton Revenue (William Hill Manor),
Series C,
0.260%, VRD	3,305,000	3,305,000

Maryland Economic Development Corp. Revenue
(Howard Hughes Medical),
Series A,
0.200%, VRD	10,000,000	10,000,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.170%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.270%, VRD	21,665,000	21,665,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	12,915,000	12,915,000

51

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Series A-7,
0.260%, VRD	$7,100,000	$7,100,000

		68,985,000

Massachusetts—5.62%
Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.150%, VRD	5,560,000	5,560,000

Series U-6E,
0.190%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.200%, VRD	4,250,000	4,250,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.200%, VRD	1,366,000	1,366,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.150%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.210%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.200%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
0.200%, VRD	15,000,000	15,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series I-1,
0.200%, VRD	10,000,000	10,000,000

52

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Series I-2,
0.170%, VRD	$10,000,000	$10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.200%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.130%, VRD	18,275,000	18,275,000

Massachusetts Health & Educational Facilities Authority
Revenue (Williams College),
Series I,
0.200%, VRD	4,874,000	4,874,000

Massachusetts Water Resources Authority Refunding
(General Multi-Modal),
Subseries C,
0.200%, VRD	4,000,000	4,000,000

		120,025,000

Michigan—3.71%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.200%, VRD	1,300,000	1,300,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.200%, VRD	4,000,000	4,000,000

Series B-3,
0.200%, VRD	7,800,000	7,800,000

Series B-4,
0.200%, VRD	10,500,000	10,500,000

Series B-6,
0.200%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

53

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.280%, VRD	$5,000,000	$5,000,000

Series B,
0.200%, VRD	7,600,000	7,600,000

University of Michigan University Revenues
Refunding (Hospital),
Series A-2,
0.280%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.280%, VRD	14,465,000	14,465,000

University of Michigan University Revenues,
Series B,
0.150%, VRD	6,000,000	6,000,000

		79,265,000

Minnesota—2.25%
Arden Hills Housing & Health Care Facilities Revenue
(Presbyterian Homes),
Series B,
0.200%, VRD	2,000,000	2,000,000

Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.220%, VRD	1,540,000	1,540,000

Minnesota State 911 Revenue (Public Safety Commission),
2.000%, due 06/01/10	3,830,000	3,857,651

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.170%, VRD	6,250,000	6,250,000

Series D (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

Series E (Mandatory Put 05/10/10 @ 100),
0.550%, due 05/10/10	7,000,000	7,000,000

St. Cloud Health Care Revenue Refunding
(Cenracare Health Services),
Series A,
0.200%, VRD	6,400,000	6,400,000

54

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Minnesota—(concluded)
University of Minnesota Refunding,
Series A,
0.180%, VRD	$14,495,000	$14,495,000

University of Minnesota,
Series A,
0.200%, VRD	3,500,000	3,500,000

		48,042,651

Mississippi—0.37%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.150%, VRD	400,000	400,000

Series B,
0.380%, VRD	2,500,000	2,500,000

Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services),
Series 1,
0.260%, VRD	5,000,000	5,000,000

		7,900,000

Missouri—2.69%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.280%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (Baptist College),
0.200%, VRD	4,100,000	4,100,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (De Smet Jesuit High School),
0.200%, VRD	4,675,000	4,675,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
0.180%, VRD	500,000	500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series C,
0.160%, VRD	600,000	600,000

55

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (Bethesda Health Group),
Series A,
0.200%, VRD	$2,000,000	$2,000,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	5,000,000	5,000,000

Missouri State Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
0.260%, VRD	1,500,000	1,500,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.180%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.200%, VRD	23,275,000	23,275,000

Series B,
0.200%, VRD	5,100,000	5,100,000

		57,450,000

Montana—0.95%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.200%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.260%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.46%
Lancaster County Hospital Authority No. 1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.200%, VRD	9,800,000	9,800,000

New Hampshire—0.88%
Merrimack County Tax Anticipation Notes,
1.750%, due 12/30/09	8,500,000	8,506,842

56

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.200%, VRD	$9,400,000	$9,400,000

Series A,
0.160%, VRD	900,000	900,000

		18,806,842

New Mexico—0.50%
New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
0.200%, VRD	10,700,000	10,700,000

New York—8.95%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.220%, VRD	6,400,000	6,400,000

New York City Municipal Finance Authority Water & Sewer Systems
Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.200%, VRD(1),(2)	5,480,000	5,480,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
0.330%, VRD	39,950,000	39,950,000

New York City Transitional Finance Authority Revenue
(Future Tax Secured),
Series A,
0.200%, VRD	18,200,000	18,200,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.510%, VRD(1),(2)	20,395,000	20,395,000

New York Dormitory Authority Revenues
(Citigroup ROCS, Series RR-II-R-11560),
0.200%, VRD(1),(2)	2,070,000	2,070,000

New York Dormitory Authority Revenues Non State
Supported Debt (Columbia University),
Series A,
0.200%, VRD	12,500,000	12,500,000

57

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.200%, VRD	$9,500,000	$9,500,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.200%, VRD	17,000,000	17,000,000

New York,
Series C,
0.200%, VRD	1,700,000	1,700,000

Subseries A-7,
0.200%, VRD	4,500,000	4,500,000

Subseries E-2,
0.200%, VRD	6,000,000	6,000,000

Subseries H-4,
0.150%, VRD	4,000,000	4,000,000

Subseries J-5,
0.240%, VRD	29,300,000	29,300,000

Subseries L-4,
0.170%, VRD	11,300,000	11,300,000

Subseries L-5,
0.240%, VRD	2,800,000	2,800,000

		191,095,000

North Carolina—4.60%
Guilford County,
Series B,
0.250%, VRD	5,000,000	5,000,000

Mecklenburg County,
Series B,
0.220%, VRD	8,970,000	8,970,000

New Hanover County (School),
0.270%, VRD	3,025,000	3,025,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.260%, VRD	5,925,000	5,925,000

58

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina Educational Facilities Finance Agency
Revenue (Duke University Project),
Series A,
0.200%, VRD	$4,250,000	$4,250,000

0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.220%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.180%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation
(Downtown Improvement Project),
Series B-1,
0.220%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.200%, VRD	11,735,000	11,735,000

Wake County,
Series B,
0.240%, VRD	2,300,000	2,300,000

		98,270,000

Ohio—4.81%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.200%, VRD	3,000,000	3,000,000

Columbus (Sanitation Sewer),
Series 1,
0.200%, VRD	5,000,000	5,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.200%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.200%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.230%, VRD	20,300,000	20,300,000

59

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio (Common Schools),
Series D,
0.240%, VRD	$14,600,000	$14,600,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.250%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.200%, VRD(1),(2)	3,695,000	3,695,000

Ohio University General Receipts,
Series B,
0.200%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.200%, VRD	6,135,000	6,135,000

		102,775,000

Oklahoma—0.66%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.260%, VRD	14,100,000	14,100,000

Oregon—0.44%
Oregon Health Sciences University Revenue,
Series B-1,
0.190%, VRD	6,000,000	6,000,000

Series B-2,
0.200%, VRD	3,300,000	3,300,000

		9,300,000

Pennsylvania—3.74%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.180%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.180%, VRD	5,900,000	5,900,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.210%, VRD	4,500,000	4,500,000

60

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Emmaus General Authority Revenue,
Subseries F-22,
0.240%, VRD	$2,600,000	$2,600,000

Geisinger Authority Health System (Geisinger Health System),
Series C,
0.160%, VRD	23,400,000	23,400,000

Montgomery County,
Series A,
0.180%, VRD	6,595,000	6,595,000

Philadelphia School District Refunding,
Series C,
0.200%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.200%, VRD	9,000,000	9,000,000

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,170,000	5,170,000

		79,965,000

Puerto Rico—0.44%
Puerto Rico Commonwealth Refunding (Public Improvement),
Series B,
0.150%, VRD	9,300,000	9,300,000

South Carolina—0.29%
South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series D,
0.260%, VRD	3,065,000	3,065,000

South Carolina Jobs Economic Development Authority Hospital
Revenue Refunding (Regional Medical Center of Orangeburg),
0.220%, VRD	3,150,000	3,150,000

		6,215,000

Tennessee—1.80%
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.150%, VRD	11,850,000	11,850,000

61

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—(concluded)
Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.200%, VRD	$1,600,000	$1,600,000

0.230%, VRD	20,000,000	20,000,000

Sevier County Public Building Authority
(Local Government Public Improvement),
Series B-1,
0.260%, VRD	5,000,000	5,000,000

		38,450,000

Texas—10.68%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.210%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.200%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
0.300%, VRD	12,000,000	12,000,000

Frisco Certificates of Obligation
(Barclays Capital Municipal Trust Receipts,
Series 188) (FSA Insured),
0.190%, VRD(1),(2)	5,300,000	5,300,000

Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.180%, VRD	11,860,000	11,860,000

Harris County Health Facilities Development Corp.
Hospital Revenue (Baylor College Medicine),
Series B,
0.200%, VRD	10,600,000	10,600,000

Harris County Refunding (Toll Road Senior Lien),
Series B2 (Mandatory Put 08/12/10 @ 100),
2.000%, due 08/12/10	7,000,000	7,082,469

Harris County Tax Anticipation Notes,
1.500%, due 02/25/10	3,000,000	3,010,454

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series B,
0.200%, VRD	6,700,000	6,700,000

62

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.200%, VRD	$5,945,000	$5,945,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.200%, VRD	7,700,000	7,700,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.290%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.220%, VRD	33,950,000	33,950,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.210%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs, Series 3238),
0.200%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.260%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.200%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
2.500%, due 08/31/10	5,000,000	5,085,543

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.260%, VRD	3,020,000	3,020,000

University of Texas Permanent University Fund System,
Series A,
0.150%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.160%, VRD	22,425,000	22,425,000

0.200%, VRD	17,270,000	17,270,000

63

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Waco Educational Finance Corp. Revenue Refunding
(Baylor University),
Series A,
0.200%, VRD	$2,300,000	$2,300,000

Series B,
0.200%, VRD	16,465,000	16,465,000

		228,008,466

Utah—0.65%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.250%, VRD	13,800,000	13,800,000

Vermont—0.80%
Winooski Special Obligation Refunding,
Series A,
0.210%, VRD	17,000,000	17,000,000

Virginia—3.24%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series B,
0.180%, VRD	1,600,000	1,600,000

Series D,
0.150%, VRD	3,325,000	3,325,000

Series F,
0.200%, VRD	17,450,000	17,450,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series C,
0.180%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.220%, VRD	22,675,000	22,675,000

Virginia University Health System Authority Revenue (General),
Series C,
0.170%, VRD	8,875,000	8,875,000

		69,215,000

64

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—3.55%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.200%, VRD(1),(2)	$4,995,000	$4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC Insured TCRs),
0.310%, VRD(1),(2)	14,150,000	14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.200%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Junior Lien),
Series A,
0.270%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater Certificates,
Series 2170) (FSA Insured),
0.210%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10	5,000,000	5,040,738

Series B,
2.000%, due 08/05/10	4,000,000	4,046,401

Washington (Citigroup ROCS, Series RR-II-R-11145)
(FSA Insured),
0.210%, VRD(1),(2)	6,760,000	6,760,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-5,
0.240%, VRD	7,235,000	7,235,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
0.200%, VRD	10,865,000	10,865,000

Washington (JP Morgan PUTTERs, Series 2650Z) (FSA Insured),
0.230%, VRD(1),(2)	3,995,000	3,995,000

Washington State (Citigroup ROCS, Series RR-II-R-11298)
(FSA Insured),
0.210%, VRD(1),(2)	4,965,000	4,965,000

		75,717,139

65

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—1.21%
Milwaukee Revenue Anticipation Notes,
2.000%, due 06/30/10	$11,675,000	$11,788,579

Wisconsin Health & Educational Facilities Authority
Revenue (Aurora Health Care),
Series B,
0.190%, VRD	10,000,000	10,000,000

Wisconsin Health & Educational Facilities Authority Revenue
(Meriter Hospital, Inc.),
Series A,
0.200%, VRD	4,040,000	4,040,000

		25,828,579

Wyoming—0.20%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.190%, VRD	3,700,000	3,700,000

Series B,
0.200%, VRD	600,000	600,000

		4,300,000

Total municipal bonds and notes (cost—$1,994,572,243)		1,994,572,243

Tax-exempt commercial paper—5.86%

California—0.94%
Kaiser Permanente,
0.380%, due 12/09/09	15,000,000	15,000,000

Orange County Teeter Plan,
0.250%, due 11/04/09	5,000,000	5,000,000

		20,000,000

Illinois—0.09%
Illinois Educational Facilities Authority Revenue,
0.380%, due 12/10/09	2,000,000	2,000,000

Maryland—1.43%
Baltimore County,
0.250%, due 11/02/09	25,000,000	25,000,000

0.350%, due 12/01/09	5,500,000	5,500,000

		30,500,000

Massachusetts—0.38%
Harvard University,
0.300%, due 11/30/09	8,184,000	8,184,000

66

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Minnesota—1.06%
Mayo Clinic,
0.350%, due 12/01/09	$5,000,000	$5,000,000

0.300%, due 12/15/09	17,600,000	17,600,000

		22,600,000

Ohio—0.47%
Cleveland Clinic,
0.350%, due 02/17/10	10,000,000	10,000,000

Texas—0.42%
Methodist Hospital,
0.300%, due 11/17/09	9,000,000	9,000,000

Virginia—0.50%
University of Virginia,
0.330%, due 11/04/09	10,650,000	10,650,000

Wyoming—0.57%
PacificCorp.,
0.350%, due 01/07/10	12,225,000	12,225,000

Total tax-exempt commercial paper (cost—$125,159,000)		125,159,000

Money market fund(3)—0.70%

Blackrock Provident Municipal Fund,
0.179% (cost—$14,900,000)	14,900,000	14,900,000

Total investments (cost—$2,134,631,243 which approximates
cost for federal income tax purposes)—99.96%		2,134,631,243

Other assets in excess of liabilities—0.04%		853,105

Net assets—100.00%		$2,135,484,348

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 8.62% of net assets as of October 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rate shown reflects yield at October 31, 2009.

67

Tax-Free Master Fund

Statement of net assets—October 31, 2009 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2009 and reset periodically.

Weighted average maturity—15 days

The following is a summary of the fair valuations according to the inputs used as of October 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,994,572,243	$—	$1,994,572,243

Tax-exempt commercial paper	—	125,159,000	—	125,159,000

Money market fund	—	14,900,000	—	14,900,000

Total	$—	$2,134,631,243	$—	$2,134,631,243

See accompanying notes to financial statements

68

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 to October 31, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

69

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

70

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

		Ending	Expenses paid
	Beginning	account value	during period(1)	Expense ratio
	account value	October 31,	05/01/09 to	during the
	May 1, 2009	2009	10/31/09	period

Actual	$1,000.00	$1,001.20	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

71

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	36 days	52 days

Net assets (bln)	$19.6	$19.6	$10.8

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Commercial paper	51.3%	44.8%	31.6%

US government and agency obligations	18.3	17.8	26.1

Repurchase agreements	12.9	12.0	4.7

Certificates of deposit	12.3	14.7	12.4

US master note	3.0	2.0	3.3

Short-term corporate obligations	1.8	5.5	13.0

Time deposit	1.4	1.2	1.7

Bank notes	—	1.4	4.6

Funding agreement	—	1.3	2.4

Money market funds	—	0.5	0.0 (3)

Other assets less liabilities	(1.0)	(1.2)	0.2

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

72

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	54 days	37 days	51 days

Net assets (bln)	$7.6	$10.7	$10.1

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Repurchase agreements	62.8%	44.7%	51.5%

US government obligations	37.0	55.2	48.5

Other assets less liabilities	0.2	0.1	0.0 (3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

73

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/09	04/30/09	10/31/08

Weighted average maturity(1)	15 days	14 days	40 days

Net assets (bln)	$2.1	$2.8	$3.2

Portfolio composition(2)	10/31/09	04/30/09	10/31/08

Municipal bonds and notes	93.4%	87.0%	78.4%

Tax-exempt commercial paper	5.9	8.5	8.8

Money market funds	0.7	4.2	7.2

Other assets less liabilities	0.0 (3)	0.3	5.6

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations	For the six months ended
October 31, 2009
(unaudited)

Prime Master Fund

Investment income:
Interest	$46,106,393

Affiliated securities lending income	6,947

46,113,340

Expenses:
Investment advisory and administration fees	10,120,474

Trustees’ fees	41,603

Net expenses	10,162,077

Net investment income	35,951,263

Net realized gain from investment activities	124,910

Net increase in net assets resulting from operations	$36,076,173

Treasury Master Fund

Investment income:
Interest	$12,239,483

Expenses:
Investment advisory and administration fees	4,632,559

Trustees’ fees	21,837

Net expenses	4,654,396

Net investment income	7,585,087

Net realized gain from investment activities	96,259

Net increase in net assets resulting from operations	$7,681,346

Tax-Free Master Fund

Investment income:
Interest	$4,269,668

Expenses:
Investment advisory and administration fees	1,243,540

Trustees’ fees	10,807

Interest expense	1,601

Net expenses	1,255,948

Net investment income	3,013,720

Net realized gain from investment activities	43,255

Net increase in net assets resulting from operations	$3,056,975

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the
	six months ended	For the
	October 31, 2009	year ended
	(unaudited)	April 30, 2009

Prime Master Fund

From operations:
Net investment income	$35,951,263	$291,333,214

Net realized gain (loss) from investment activities	124,910	(95,374)

Net increase in net assets resulting from operations	36,076,173	291,237,840

Net increase (decrease) in net assets from
beneficial interest transactions	(43,201,019)	5,368,548,119

Net increase (decrease) in net assets	(7,124,846)	5,659,785,959

Net assets:
Beginning of period	19,607,886,818	13,948,100,859

End of period	$19,600,761,972	$19,607,886,818

Treasury Master Fund

From operations:
Net investment income	$7,585,087	$69,464,085

Net realized gains from investment activities	96,259	3,665

Net increase in net assets resulting from operations	7,681,346	69,467,750

Net increase (decrease) in net assets from
beneficial interest transactions	(3,146,028,300)	3,919,045,621

Net increase (decrease) in net assets	(3,138,346,954)	3,988,513,371

Net assets:
Beginning of period	10,699,897,328	6,711,383,957

End of period	$7,561,550,374	$10,699,897,328

Tax-Free Master Fund

From operations:
Net investment income	$3,013,720	$45,352,482

Net realized gains from investment activities	43,255	187,651

Net increase in net assets resulting from operations	3,056,975	45,540,133

Net increase (decrease) in net assets from
beneficial interest transactions	(637,612,794)	82,384,475

Net increase (decrease) in net assets	(634,555,819)	127,924,608

Net assets:
Beginning of period	2,770,040,167	2,642,115,559

End of period	$2,135,484,348	$2,770,040,167

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights

	For the six
	months ended		For the	For the period
	October 31, 2009		year ended	August 28, 2007(1) to
	(unaudited)		April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$19,600,762		$19,607,887	$13,948,101

Expenses to average net assets	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.35	%(2)	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$7,561,550		$10,699,897	$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.16	%(2)	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,135,484		$2,770,040	$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10%	0.10	%(2)

Net investment income to average net assets	0.24	%(2)	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on the Master Funds’ financial statements.

The preparation of financial statements in accordance with GAAP requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,660,531, $668,345 and $181,976, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. UBS Global AM has also reduced its management fee for interest expense related to borrowing. At October 31, 2009, UBS Global AM owed $23,994, $11,899 and $7,288 for the independent trustees fees and interest expense to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2009, UBS Global AM has agreed to reimburse Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$58,452,817,574

Treasury Master Fund	149,619,958,632

Tax-Free Master Fund	499,898,200

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Funds’ lending agent. At October 31, 2009 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $4,952,412 for 16 days with a related weighted average annualized interest rate of 0.727%, which resulted in $1,601 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2009, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$260,072,739

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	year ended
Prime Master Fund	October 31, 2009	April 30, 2009

Contributions	$17,891,471,976	$33,455,610,806

Withdrawals	(17,934,672,995)	(28,087,062,687)

Net increase (decrease) in beneficial interest	$(43,201,019)	$5,368,548,119

	For the	For the
	six months ended	year ended
Treasury Master Fund	October 31, 2009	April 30, 2009

Contributions	$5,126,385,303	$19,523,208,625

Withdrawals	(8,272,413,603)	(15,604,163,004)

Net increase (decrease) in beneficial interest	$(3,146,028,300)	$3,919,045,621

	For the	For the
	six months ended	year ended
Tax-Free Master Fund	October 31, 2009	April 30, 2009

Contributions	$718,748,186	$4,111,522,730

Withdrawals	(1,356,360,980)	(4,029,138,255)

Net increase (decrease) in beneficial interest	$(637,612,794)	$82,384,475

Subsequent events
Management has evaluated the effect of subsequent events on the Master Funds’ financial statements through December 28, 2009, the date of issuance of the Master Funds’ financial statements. Management has determined that there are no material subsequent events that would require disclosure in or adjustment to the Master Funds’ financial statements through this date other than the following.

Effective December 16, 2009, through January 31, 2010, UBS Global AM will voluntarily waive 0.02% of its management fee for Prime Master Fund and Tax-Free Master Fund. As a result, the total ordinary annual operating expenses will be reduced to 0.08% through January 31, 2010, at which point the waivers would be phased out over several days.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 15-16, 2009, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a management contract (the “Management Contract”) between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and the corresponding US SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $142 billion in assets under management and was part of the UBS Global Asset Management Division, which had approximately $507 billion of assets under management worldwide as of March 31, 2009. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Prime Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and its total expenses were in the third quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that 20% of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that 20% of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The Prime Preferred Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the second quintile and its total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the first quintile and its total expenses were in the fourth quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. Management noted that the Prime Investor Feeder Fund has been in operation for less than a year and, therefore, this Feeder Fund’s assets under management relative to its Expense Group are significantly less, which resulted in the Feeder Fund’s relatively higher non-management fees when compared to its Expense Group. It was noted that although Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its Expense Group’s median. The Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile of the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Contractual Management Fee and Actual Management Fee were in the third quintile and its total expenses were in the second quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Treasury Investor Feeder Fund.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all below its corresponding Expense Group’s median. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile of the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee were in the first quintile and its total expenses were in the second quintile of the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of Tax-Free Investor Feeder Fund.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2009 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2009. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the second quintile for the one- and five-year periods and in the first quintile for the three- and ten-year periods and since inception (with the first quintile representing that 20% of the funds in the Performance Universe with the highest performance and the fifth quintile representing that 20% of the funds in the Performance Universe with the lowest performance); the Prime Preferred Feeder Fund’s performance was in the first quintile for the one-year period and since inception; and the Prime Investor Feeder Fund’s performance was in the third quintile since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception; the Treasury Preferred Feeder Fund’s performance

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

was in the first quintile for the one-year period and since inception; and the Treasury Investor Feeder Fund’s performance was in the fourth quintile since inception. It was noted that Treasury Investor Feeder Fund had less than one year’s performance data and was relatively small in size.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The Lipper information showed that the Tax-Free Institutional Feeder Fund’s and Tax-Free Preferred Feeder Fund’s performance were in the fourth quintile for the one-year period and in the third quintile since inception. The Lipper information showed that the Tax-Free Investor Feeder Fund’s performance was in the fifth quintile since inception. It was noted that Tax-Free Investor Feeder Fund had less than one year’s performance data and was relatively small in size. UBS Global AM noted that Tax-Free Master Fund had been managed conservatively for much of its relatively brief life, especially given the impact of the recent credit crisis on the municipals sector.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

 Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 8, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 8, 2010